First Investors Logo

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

MULTI-STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

ANNUAL REPORT
December 31, 2002



Bond Market Overview
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North
Carolina,  Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present this Bond Market Overview for the annual report of the First Investors Tax Exempt Funds (collectively, "the Funds") for the year ended December 31, 2002.

The Economy

The economy, recovering from the 2001 recession, grew at a modest 2.8% pace over the past 12 months. Although the unemployment rate rose to 6%, the consumer sector accounted for most of the economy's growth, assisted by an extremely positive interest rate environment. The lowest mortgage rates in 40 years spurred record new home sales and mortgage refinancings, the latter of which increased consumers' discretionary income. Zero-percent auto financing helped boost retail sales 4.2% in 2002. Inflation was benign, as the consumer price index (CPI), an inflation benchmark, rose only 2.4% during the year.

In contrast to the consumer sector, the business sector was weak. While lower prices benefited the consumer, they did not help businesses. Despite improved earnings due to increased productivity, lack of revenue growth and geopolitical uncertainty discouraged capital investment and hiring. Industrial production increased only 2.1% year-over-year, and manufacturing payrolls declined by 592,000 employees.

The Federal Reserve kept monetary policy unchanged until November, when it surprised the market by lowering the federal funds rate from 1.75% to 1.25% in response to continued slow economic growth. The substantial Republican victory in the mid-term elections in November increased market expectations for a fiscal stimulus proposal from the Bush Administration in early 2003.

The Bond Market

In general, the bond market posted strong results over the reporting period. The primary factors that impacted the market were a substantial decline in interest rates due to the sluggish economy, low inflation, the weak stock market and geopolitical instability (in particular, terrorism and Iraq).

The bond market experienced a substantial rally during the reporting period, as interest rates declined significantly. For example, the two-year Treasury note yield began the period at 3.03% and ended the period at 1.60%, and the 10-year Treasury note yield dropped from 5.05% to 3.82% . In early October, Treasury yields fell to their lowest levels since the 1960s before rising slightly during the fourth quarter.



Bond Market Overview (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North
Carolina,  Ohio, Oregon, Pennsylvania and Virginia Funds

Driven by this substantial decline in interest rates, the Lehman Aggregate Bond Market Index was up 10.26% . Among the sectors of the bond market, U.S. government securities had the highest return, as the Lehman U.S. Government Index increased by 11.50% . Government securities benefited from their high credit quality and liquidity, and were seen as a "safe haven." Investment grade corporate bonds were the second best performing sector, as the Lehman Corporate Index increased by 10.12% . The returns of corporate bonds varied substantially by issuer and credit rating. Higher quality bonds substantially outperformed those of lower credit quality. Mortgage-backed securities also posted solid performance as the Lehman Mortgage-Backed Index was up 8.75% . This sector benefited from high credit ratings and relatively high yields, although the record number of mortgage refinancings held returns back. High yield bonds posted disappointing results, as the Lehman High Yield Index was down 1.30% . The highly indebted companies in this sector were particularly vulnerable to the sub-par economic recovery, weak stock market and corporate governance issues.

The municipal bond market had the largest year of new issuance in its history, at $357 billion. This reflected the low interest rates available to borrowers and the substantial capital needs of municipalities. Demand for municipal bonds from individuals was strong throughout the year, reflecting falling money market yields and three years of negative stock market returns. The Investment Company Institute reported $66.8 billion of new sales in municipal bond mutual funds in 2002. While demand from individuals was exceptional, tax-exempt yields had to rise in order to attract "non-traditional" municipal bond buyers, such as hedge funds, to absorb the massive new issue supply. This magnified interest rate volatility.

Looking Ahead

The economy remains sluggish despite substantial monetary -- and likely fiscal -- stimulus. The probability of war with Iraq appears high and North Korea is a new source of tension. These factors have combined to keep interest rates near historically low levels. The year 2003 began with great uncertainty, but renewed economic growth or successful resolution of geopolitical issues would likely result in higher interest rates and lower bond prices. As always, investors are best served by a well-diversified portfolio and a long-term commitment.

Because it is impossible to predict the future direction of the markets, particularly over the short term, there are certain basic investment principles that we encourage our clients to follow to reduce exposure to risk.* First, we encourage clients to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our clients to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our clients to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.

Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

January 31, 2003

* There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.



Portfolio Manager's Letter
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

For the year ended December 31, 2002, the Fund's return on a net asset value basis was .8% for Class A shares and .1% for Class B shares (100% of which was free from federal income taxes). The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.*

Municipal money market rates remained generally stable for much of the last year, albeit at their lowest levels in decades. Although the Federal Reserve left rates unchanged for the greater part of 2002, it did reduce rates in November of last year. The economy improved marginally; however, manufacturing remained weak, oil prices were high, equity prices were depressed, the employment market continued to contract and global political uncertainties increased.

The Fund maintained a weighted average maturity that was longer than its peers early in the year, which supported performance. The Fund's performance was impaired, however, during the second half of the year as the Fund's weighted average maturity shortened versus its peers.

The Fund continued to invest conservatively during 2002, holding a large portion of its assets in short-term variable rate securities in an effort to provide liquidity to shareholders. The interest rates on these securities reset at specific intervals and, as such, are subject to increased yield volatility. Demand for these products caused the interest rates offered on them to decline during the second half of the year. The Fund, however, did use fixed rate securities to realize additional return and to temper the yield volatility generated by variable rate securities.

The Fund will continue to purchase only those securities considered at the time of purchase to present minimal market and credit risk to its shareholders. In addition, given the outlook for continued low short-term interest rates, it is likely that the Fund will maintain a weighted average maturity that will be longer than that of its peers.

Thank you for making the Tax-Exempt Money Market Fund part of your investment strategy. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
  and Portfolio Manager

January 31, 2003

* Although the Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able do so. Moreover, money market mutual funds are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--97.9%
              Alabama--5.4%
    $1,000M   Mobile Industrial Dev. Board Facilities Rev. Bonds,
                VR, 1.55% (Guaranteed by Kimberly-Clark Corp.)                                  $1,000,000        $541
----------------------------------------------------------------------------------------------------------------------
              Arizona--.5%
       100M   Avondale Municipal Dev. Corp. Facilities Rev. Bonds,
                4.4%, 7/1/2003 (MBIA Insured)                                                      101,590          55
----------------------------------------------------------------------------------------------------------------------
              Florida--8.7%
       750M   Florida Housing Finance Agency Rev. Bonds, VR, 1.29%
                (LOC; Freddie Mac)                                                                 750,000         406
              Florida Inland Protection Financing Corp. Special
                Rev. Bonds:
       220M     5%, 7/1/2003 (Escrowed to Maturity) (FSA Insured)                                  223,932         121
       280M     5%, 7/1/2003 (FSA Insured)                                                         285,004         155
       340M   Volusia County School Board Sales Tax Rev. Bonds,
                5%, 10/1/2003 (FSA Insured)                                                        349,504         189
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,608,440         871
----------------------------------------------------------------------------------------------------------------------
              Georgia--7.0%
       900M   Fulton County Housing Auth. Multi-Family Housing
                Rev., VR, 1 1/2% (LOC; Fannie Mae)                                                 900,000         487
       400M   Whitfield County Residential Care Facilities Auth.
                Rev. Bonds, VR, 1.55% (LOC; First Union
                National Bank)                                                                     400,000         217
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,300,000         704
----------------------------------------------------------------------------------------------------------------------
              Hawaii--4.8%
              Hawaii State GO Bonds:
       350M     6 1/4%, 3/1/2003 (FGIC Insured)                                                    352,788         191
       525M     5%, 7/1/2009 (Prerefunded 7/1/2003)
                (FGIC Insured)                                                                     539,891         292
----------------------------------------------------------------------------------------------------------------------
                                                                                                   892,679         483
----------------------------------------------------------------------------------------------------------------------
              Illinois--9.4%
       100M   Cook County GO Bonds, 5.1%, 11/15/2003
                 (FGIC Insured)                                                                    103,275          56
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
    $1,000M   Illinois Educational Facilities Auth. Rev. Bonds,
                VR, 1.55% (LOC; Northern Trust Company)                                         $1,000,000        $541
       500M   Illinois State Department of Transportation Control
                Management, COP, 4.6%, 7/1/2003 (MBIA Insured)                                     508,319         275
       125M   Metropolitan Pier & Exposition Auth. Dedicated
                State Tax Rev. Bonds, 6 1/2%, 6/15/2027
                (Prerefunded 6/15/2003)                                                            130,177          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,741,771         943
----------------------------------------------------------------------------------------------------------------------
              Iowa--1.4%
       260M   Davenport GO Bonds, 3%, 6/1/2003 (FGIC Insured)                                      261,712         141
----------------------------------------------------------------------------------------------------------------------
              Kentucky--6.5%
       500M   Newport League of Cities Rev. Bonds, VR, 1.57%
                (LOC; US Bank, NA)                                                                 500,000         271
       700M   Fort Mitchell Kentucky League of Cities Funding Lease
                Program, VR, 1.57% (LOC; US Bank Trust)                                            700,000         379
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,200,000         650
----------------------------------------------------------------------------------------------------------------------
              Louisiana--2.8%
       500M   Louisiana State GO Refunding Bonds, 5 1/4%, 8/1/2003
                (MBIA Insured)                                                                     510,860         276
----------------------------------------------------------------------------------------------------------------------
              Nebraska--2.8%
       500M   Nebraska Public Power Dist. Rev. Bonds, 5.8%, 1/1/2006
                (Prerefunded 1/1/2003) (AMBAC Insured)                                             510,000         276
----------------------------------------------------------------------------------------------------------------------
              New York--3.9%
       455M   New York City Hlth. & Hosp. Corp. Rev. Bonds,
                6.3%, 2/15/2020 (Prerefunded 2/15/2003)                                            466,795         253
       250M   New York State GO Bonds, 5%, 3/1/2003
                 (AMBAC Insured)                                                                   251,354         136
----------------------------------------------------------------------------------------------------------------------
                                                                                                   718,149         389
----------------------------------------------------------------------------------------------------------------------
              Ohio--8.0%
       800M   Lucas County Facilities Improvement Rev. Bonds,
                VR, 1.54% (LOC; Fifth Third Bank)                                                  800,000         433
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio (continued)
      $668M   Warren County Health Care Facilities Rev. Bonds,
                VR, 1 3/4% (LOC; Fifth Third Bank)                                                $668,000        $362
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,468,000         795
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.7%
       500M   Delaware County Industrial Dev. Auth. Airport Facilities
                Rev. Bonds, VR, 1.48% (Guaranteed by United
                Parcel Service, Inc.)                                                              500,000         271
----------------------------------------------------------------------------------------------------------------------
              Tennessee--4.9%
       200M   Clarksville Public Building Auth. Rev. Bonds, VR, 1.55%
                (LOC; Bank of America)                                                             200,000         108
       700M   Metropolitan Govt. Nashville & Davidson County Indl.
                Dev. Rev. Bonds, VR, 1.55% (LOC; Bank of America)                                  700,000         379
----------------------------------------------------------------------------------------------------------------------
                                                                                                   900,000         487
----------------------------------------------------------------------------------------------------------------------
              Texas--9.3%
       675M   El Paso Texas Independent School District Maintenance
                Tax Note, 2.85%, 8/15/2003 (AMBAC Insured)                                         680,190         368
       350M   Hidalgo County Certificate of Obligation,
                5%, 8/15/2003 (AMBAC Insured)                                                      358,198         194
       685M   Tarrant County Housing Rev. Bonds, VR, 1 1/2%
                (Fannie Mae Collateral Agreement)                                                  685,000         371
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,723,388         933
----------------------------------------------------------------------------------------------------------------------
              Virginia--7.6%
       500M   Alexandria Industrial Dev. Auth. Rev. Bonds,
                VR, 1.55% (LOC; Bank of America)                                                   500,000         271
       900M   Norfolk Industrial Dev. Auth. Rev. Bonds,
                VR, 1.55% (LOC; Wachovia Bank)                                                     900,000         487
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,400,000         758
----------------------------------------------------------------------------------------------------------------------
              Washington--1.1%
       200M   Lake Tapps Parkway Properties Special Rev. Bonds, VR,
                1.55% (LOC; US Bank, NA)                                                           200,000         108
----------------------------------------------------------------------------------------------------------------------
              West Virginia--2.7%
       500M   Kanawha County Board of Education Public Schools
                GO Bonds, 4.65%, 5/1/2003 (MBIA Insured)                                           504,853         273
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--3.8%
      $700M   Wisconsin State Health & Educational Facilities Auth.
                Rev. Bonds, VR, 1.59% (LOC; Bank One)                                             $700,000        $379
----------------------------------------------------------------------------------------------------------------------
              Wyoming--4.6%
       200M   Lincoln County Pollution Control Rev. Bonds,
                VR, 1.48% (Guaranteed by Exxon Mobil Corp.)                                        200,000         108
       650M   Uinta County Pollution Control Rev. Bonds, VR, 1.7%
                (Guaranteed by AMOCO Corp.)                                                        650,000         352
----------------------------------------------------------------------------------------------------------------------
                                                                                                   850,000         460
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,091,442)+                                                                 97.9%     18,091,442       9,793
Other Assets, Less Liabilities                                                         2.1         381,659         207
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $18,473,101     $10,000
======================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at December 31, 2002. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:

  COP  Certificate of Participation

  GO   General Obligation

  LOC  Letter of Credit

  VR   Variable Rate Securities


See notes to financial statements



FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North
Carolina,  Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

For the year ended December 31, 2002, our national insured tax exempt funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Insured Intermediate Tax Exempt Fund 12.7% and 11.8%, Insured Tax Exempt Fund 10.1% and 9.4%, and Insured Tax Exempt Fund II 12.3% and 11.5% . For the year ended December 31, 2002, our single state insured tax free funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Arizona 10.1% and 9.3%, California 10.5% and 9.7%, Colorado 10.8% and 9.9%, Connecticut 9.9% and 9.1%, Florida 10.5% and 9.7%, Georgia 10.8% and 10.0%, Maryland 10.1% and 9.3%, Massachusetts 10.3% and 9.5%, Michigan 9.9% and 9.1%, Minnesota 9.6% and 8.7%,
Missouri 11.2% and 10.4%, New Jersey 9.7% and 8.9%, New York 10.5% and 9.6%, North Carolina 10.6% and 9.8%, Ohio 10.8% and 10.0%, Oregon 10.0%
and 9.2%, Pennsylvania 10.7% and 10.0%, and Virginia 10.1% and 9.2%.

During 2002, the key factors that affected the Funds' solid performance were the large decline in interest rates and changes in the shape of the municipal bond yield curve. Municipal bond interest rates fell substantially during 2002. Intermediate term AAA-rated rates fell from 4.55% to 3.79%, and long-term rates declined from 5.24% to 4.77% . These declines resulted in large gains for municipal bond investors, as evidenced by the 9.60% annual return of the Lehman Municipal Bond Index.

The Funds were well positioned during the year for low interest rates (by emphasizing call protection) and to take advantage of the steep yield curve (by investing in the 15-year area of the yield curve). This strategy was successful as municipal bond yields fell to their lowest level in decades, and the 15-year sector of the yield curve outperformed the rest of the municipal bond market. Several of the Funds, particularly the Insured Tax Exempt Fund II and the Insured Intermediate Tax Exempt Fund, benefited from trading opportunities created by the combination of large new issue supply and substantial demand for bonds.

This year, all but four of the Funds distributed capital gains. In managing the Funds, we try to minimize capital gains distributions. However, with interest rates falling to historically low levels, we felt that it was prudent to sell some of the holdings that had helped the Funds achieve such high returns over the past three years, even though this caused most of the Funds to realize capital gains. We have reinvested the proceeds from these sales in securities that we believe will provide better returns in the current low interest rate environment.



The returns of the Funds are not likely to be as high in 2003, since it is unlikely that interest rates will fall significantly from their present levels. Moreover, many municipalities' finances are under substantial pressure because of the loss of tax revenues due to both the soft economy and the prolonged downturn in the stock market. Seventeen states currently have a negative credit outlook according to Moody's. In times like these, the fact that all the bonds in First Investors' tax-free bond funds are insured provides investors with additional security. The insurance means that in case of default the insurer will pay the Fund the principal and interest when due on the defaulted security. As well, the insurance will help a bond hold its value if its underlying credit rating is lowered.

Thank you for making the Insured Tax Exempt Funds part of your investment strategy. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
  and Portfolio Manager

January 31, 2003



Cumulative Performance Information
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First
Investors Insured Intermediate Tax Exempt Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                   INSURED
              INTERMEDIATE
                TAX EXEMPT           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Nov-93             $ 9,425                   $10,000
Dec-93               9,430                    10,211
Dec-94               9,236                     9,683
Dec-95              10,484                    11,386
Dec-96              10,910                    11,870
Dec-97              11,748                    12,961
Dec-98              12,507                    13,801
Dec-99              12,571                    13,517
Dec-00              13,843                    15,095
Dec-01              14,510                    15,870
Dec-02              16,348                    17,393

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only   S.E.C. Standardized
  One Year              12.67%            6.14%
  Five Years             6.83%            5.58%
  Since Inception
  (11/22/93)             6.23%            5.54%
  S.E.C. 30-Day Yield            2.36%
Class B Shares
  One Year              11.80%            7.80%
  Five Years             5.93%            5.61%
  Since Inception
  (1/12/95)              6.43%            6.43%
  S.E.C. 30-Day Yield            1.74%

The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 11/22/93 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V.
  Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 1/12/95, the maximum sales charges were 6.25% and 3.5%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for
  One Year, Five Years and Since Inception would have been 5.75%, 5.01%
  and 4.82%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.13% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 7.40%, 5.22% and 5.97%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.51% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers,
  Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.2%
              Alabama--1.8%
      $355M   Alabama Drinking Water Financing Auth. Series "A"
                5.45% 8/15/2010                                                                   $405,144        $108
       150M   Alabama Water Pollution Control Auth. 5% 8/15/2009                                   167,250          45
       100M   Jefferson County School Warrants GO 5.1% 2/15/2010                                   111,375          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                   683,769         183
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.5%
       500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                564,375         151
----------------------------------------------------------------------------------------------------------------------
              Arizona--3.3%
       300M   Navajo County Unified School District #32 GO
                (Blue Ridge) 5% 7/1/2012                                                           334,125          89
              Pima County Unified School District General Obligations:
       310M     #1 (Tucson) 5 3/8% 7/1/2009                                                        352,237          94
       500M     #12 (Sunnyside) 5% 7/1/2012                                                        556,875         149
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,243,237         332
----------------------------------------------------------------------------------------------------------------------
              California--3.0%
     1,000M   California State Department Water Power Supply
                Rev. 5 1/4% 5/1/2010                                                             1,128,750         301
----------------------------------------------------------------------------------------------------------------------
              Colorado--3.0%
     1,000M   Pueblo County School District #60 GO (Pueblo)
                5% 12/15/2010                                                                    1,115,000         298
----------------------------------------------------------------------------------------------------------------------
              Connecticut--.6%
       200M   Bridgeport Series "A" GO 5 1/4% 8/15/2010                                            226,000          60
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--4.4%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,091,250         291
       500M   District of Columbia Series "C" GO 5% 6/1/2008                                       546,875         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,638,125         437
----------------------------------------------------------------------------------------------------------------------
              Florida--3.4%
       400M   Dade County Aviation Rev. 6% 10/1/2009                                               466,500         124
       700M   Florida State Municipal Power Agy. Rev. (Stanton Project)
                5 1/2% 10/1/2011                                                                   805,000         215
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,271,500         339
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Georgia--2.8%
    $1,000M   Athens Housing Auth. Lease Rev. (Univ. of
                Georgia-East Campus) 4% 12/1/2009                                               $1,058,750        $283
----------------------------------------------------------------------------------------------------------------------
              Idaho--.8%
       265M   Moscow Sewer Rev. 4 1/8% 11/1/2008                                                   283,550          76
----------------------------------------------------------------------------------------------------------------------
              Indiana--4.8%
       200M   Boone County Hosp. Assoc. 5% 1/15/2011                                               217,750          58
       400M   Indiana Board Bank Rev. Spec. Proj. Series "A"
                5 1/2% 2/1/2009                                                                    455,500         121
     1,000M   New Albany Floyd County Ind. Sch. Bldg. Corp.
                5 3/4% 7/15/2020                                                                 1,122,500         300
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,795,750         479
----------------------------------------------------------------------------------------------------------------------
              Kentucky--3.7%
       725M   Kentucky State Property & Buildings Rev. (Proj. #69)
                Series "A" 5 1/4% 8/1/2010                                                         819,250         219
       300M   Kentucky State Turnpike Auth. Econ. Dev. Rev. Proj.
                Series "A" 5 1/2% 7/1/2011                                                         343,875          92
       200M   Louisville & Jefferson Metropolitan Sewer Dist. Rev.
                10% 5/15/2004                                                                      223,000          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,386,125         370
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.1%
     1,000M   Louisiana Public Facs. Auth. Rev. 4 1/2% 10/15/2010                                1,075,000         287
       740M   New Orleans GO 5 1/8% 12/1/2010                                                      827,875         221
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,902,875         508
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--.9%
       300M   Massachusetts State Development Fin. Agy.
                5 5/8% 1/1/2012                                                                    339,000          90
----------------------------------------------------------------------------------------------------------------------
              Michigan--8.2%
     1,000M   Brighton Area School District GO Zero Coupon 5/1/2005
                (prerefunded at $49.325)*                                                          472,500         126
       500M   Detroit City School District School Building & Site
                Improvement Series "A" GO 5% 5/1/2008                                              555,000         148
       100M   Greater Detroit Resources Recovery Auth. Rev.
                6 1/4% 12/13/2007                                                                  117,000          31
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Michigan (continued)
      $250M   Michigan State Trunk Line 5 1/4% 10/1/2009                                          $282,813         $76
     1,000M   South Central Power Supply Systems Rev.
                5% 11/1/2010                                                                     1,111,250         297
       500M   Wayne Charter County Airport Rev. Series "C"
                5% 12/1/2012                                                                       550,625         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,089,188         825
----------------------------------------------------------------------------------------------------------------------
              Mississippi--4.0%
     1,000M   Gulfport GO 5% 3/1/2010                                                            1,102,500         294
              Mississippi Dev. Bank Special Obligations:
       240M     4 1/2% 7/1/2011                                                                    256,200          68
       150M     4 1/2% 7/1/2012                                                                    159,938          43
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,518,638         405
----------------------------------------------------------------------------------------------------------------------
              New Jersey--6.6%
       500M   Essex County Improvement Auth. Lease (Cogen Fac. Proj.)
                4 1/4% 1/1/2010                                                                    531,250         142
     1,000M   Jersey City School Improvement Series "B" GO
                5% 3/1/2010                                                                      1,112,500         297
              New Brunswick Parking Auth. Revenue:
       110M     4% 9/1/2008                                                                        117,012          31
       155M     4% 9/1/2009                                                                        163,719          44
       500M   New Jersey State Educational Facs. Auth. Rev.
                (William Paterson Univ.) Series "E"
                4 1/2% 7/1/2010                                                                    539,375         144
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,463,856         658
----------------------------------------------------------------------------------------------------------------------
              New York--7.5%
              New York General Obligations:
       500M     5 1/4% 8/1/2008                                                                    557,500         149
       250M     5 1/2% 8/1/2012                                                                    280,937          75
              New York State Dorm. Auth. Revenue:
     1,000M     School District Financing Series "E" 5% 10/1/2010                                1,112,500         297
       355M     United Cerebral Palsy Affiliation 4 3/4% 7/1/2009                                  388,725         104
       435M   Saint Johnsville Central School District GO
                4% 6/15/2010                                                                       457,294         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,796,956         747
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--4.4%
      $500M   Raleigh Durham Airport Authority Rev. 5% 11/1/2011                                  $551,250        $147
     1,000M   University of North Carolina Sys. Pool Rev. Series "A"
                5% 4/1/2008                                                                      1,113,750         297
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,665,000         444
----------------------------------------------------------------------------------------------------------------------
              Ohio--9.1%
       350M   Akron Waterworks Rev. 5% 12/1/2010                                                   392,000         105
       565M   Cincinnati Tech. College 5% 10/1/2010                                                631,388         168
              Ohio State Bldg. Auth. Facilities Revenue:
     1,000M     5 1/2% 10/1/2008                                                                 1,145,000         306
       500M     5 1/2% 10/1/2009                                                                   575,000         153
       585M     5 1/4% 10/1/2010                                                                   663,975         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,407,363         909
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.8%
       250M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                  285,625          76
----------------------------------------------------------------------------------------------------------------------
              Oregon--7.7%
              Jackson County Library General Obligations:
       500M     4% 6/1/2010                                                                        525,625         140
       385M     4% 6/1/2011                                                                        398,475         106
       500M   Oregon State Department of Trans. Rev. (Light Rail
                Ext.-Westside) 5% 6/1/2009                                                         560,000         150
       250M   Portland Airport Way Urban Renewal & Redev.
                Tax Increment Series "A" 5.3% 6/15/2010                                            284,062          76
     1,000M   Yamhill County School District #029J-Newburg GO
                5% 6/15/2010                                                                     1,117,500         298
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,885,662         770
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.3%
              Philadelphia Auth. Indl. Dev. Lease Revenue:
       500M     5 1/4% 10/1/2009                                                                   565,625         151
       250M     5 1/4% 10/1/2010                                                                   283,125          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                   848,750         227
----------------------------------------------------------------------------------------------------------------------
              Tennessee--5.5%
     1,400M   Hamilton County GO 4% 10/1/2008                                                    1,487,500         397
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Tennessee (continued)
      $500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Project) Series "A"
                5 1/2% 11/1/2012                                                                  $576,875        $154
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,064,375         551
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,181,427)                                               35,662,219       9,519
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.4%
              Adjustable Rate Notes**
       200M   Peninsula Ports Virginia Auth. Rev. 1.63%                                            200,000          53
       700M   Uinta County Wyoming Pollution Control Rev. 1.7%                                     700,000         187
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $900,000)                                                                                  900,000         240
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $35,081,427)                               97.6%     36,562,219       9,759
Other Assets, Less Liabilities                                                         2.4         904,562         241
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,466,781     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rates shown are the rates in effect at December 31, 2002.

Summary of Abbreviations:

  COP  Certificate of Participation

  GO   General Obligation


See notes to financial statements



Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors Insured Tax Exempt Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

                   INSURED
                TAX EXEMPT           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,356                    11,228
Dec-94               9,775                    10,648
Dec-95              11,340                    12,520
Dec-96              11,660                    13,053
Dec-97              12,624                    14,252
Dec-98              13,333                    15,176
Dec-99              12,849                    14,863
Dec-00              14,382                    16,599
Dec-01              14,886                    17,450
Dec-02              16,389                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.10%            3.76%
  Five Years             5.36%            4.11%
  Ten Years              5.69%            5.06%
  S.E.C. 30-Day Yield            2.81%
Class B Shares
  One Year               9.36%            5.36%
  Five Years             4.60%            4.26%
  Since Inception
  (1/12/95)              5.83%            5.83%
  S.E.C. 30-Day Yield            2.24%

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.68%, 4.08% and 5.05%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.73% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.27%, 4.22% and 5.80%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.16% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Alabama--.7%
    $5,835M   Alabama Water Pollution Control Auth.
                6% 8/15/2014                                                                    $6,681,075         $73
----------------------------------------------------------------------------------------------------------------------
              Alaska--.7%
     1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,693,125          18
     5,000M   North Slope Boro GO Zero Coupon 6/30/2005                                          4,756,250          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,449,375          70
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.8%
     8,550M   Arizona State Municipal Financing Program COP
                7.7% 8/1/2010                                                                   10,869,188         118
     3,500M   Maricopa County Poll. Cntl. Corp. (Palo Verde Proj.)
               5.05% 5/1/2029                                                                    3,556,875          38
              Phoenix Civic Improvement Corp. Water Sys. Revenue:
     1,000M     5 1/2% 7/1/2019                                                                  1,097,500          12
     1,000M     5 1/2% 7/1/2020                                                                  1,090,000          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,613,563         180
----------------------------------------------------------------------------------------------------------------------
              California--2.7%
     5,500M   California State Dept. Water Resource Pwr. Supply Rev.
                Series "A" 5 3/8% 5/1/2018                                                       6,008,750          65
     2,000M   Colton Joint Unified School District GO Series "A"
                5 3/8% 8/1/2026                                                                  2,132,500          23
    10,000M   Los Angeles Community College District GO Series "A"
                5 1/2% 8/1/2021                                                                 10,837,500         118
     5,265M   Oakland Unified School District Alameda County GO
                5 1/4% 8/1/2020                                                                  5,620,387          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,599,137         267
----------------------------------------------------------------------------------------------------------------------
              Colorado--.2%
     2,000M   Denver City & County Airport Rev. 5 1/2% 11/15/2016                                2,177,500          24
----------------------------------------------------------------------------------------------------------------------
              Connecticut--1.3%
     9,000M   Connecticut State Special Tax Obligation Rev.
                Transportation Infrastructure 6 1/8% 9/1/2012                                   10,743,750         117
     1,000M   New Haven Series "B" GO 5% 11/1/2017                                               1,071,250          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,815,000         128
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.0%
              Washington, D.C. General Obligations:
    $5,000M     Series "B" 6% 6/1/2021                                                          $5,881,250         $64
     9,615M     Series "E" 6% 6/1/2003*                                                          9,952,198         108
     2,255M     Series "E" 6% 6/1/2012                                                           2,339,427          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,172,875         197
----------------------------------------------------------------------------------------------------------------------
              Florida--1.8%
              Escambia County Utilities Authority System Revenue:
     5,235M     6 1/4% 1/1/2012                                                                  6,295,088          68
     5,360M     6 1/4% 1/1/2013                                                                  6,485,600          70
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,195,000          24
     1,395M   West Coast Regional Water Supply 10.4% 10/1/2010*                                  1,928,588          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,904,276         183
----------------------------------------------------------------------------------------------------------------------
              Georgia--10.9%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2026                                   15,787,500         171
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                                10,350,800         112
     6,160M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   7,507,500          82
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                                 8,259,375          90
    20,450M     6 1/4% 7/1/2011                                                                 24,642,250         268
    28,305M     6% 7/1/2013                                                                     33,930,619         368
----------------------------------------------------------------------------------------------------------------------
                                                                                               100,478,044       1,091
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.5%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                     6,469,375          70
     6,000M     6% 10/1/2010                                                                     7,095,000          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,564,375         147
----------------------------------------------------------------------------------------------------------------------
              Illinois--19.5%
              Chicago Board of Education Lease Certificates
                of Participation Series "A":
     5,000M     6% 1/1/2016                                                                      5,975,000          65
    36,200M     6% 1/1/2020                                                                     42,580,250         462
              Chicago General Obligations:
     7,000M     6% 7/1/2005*                                                                     7,910,000          86
    16,660M     6 1/8% 7/1/2005*                                                                18,888,275         205
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois (continued)
              Chicago O'Hare International Airport Revenue:
   $14,570M     6 3/8% 1/1/2012                                                                $16,063,425        $174
    10,000M     6 3/8% 1/1/2015                                                                 11,025,000         120
    16,750M   Illinois Development Finance Auth. Poll. Cntl.
                Rev. 6 3/4% 3/1/2015                                                            18,676,250         203
              Illinois Development Finance Auth. Revenue
                 (Rockford School #205):
     5,000M     6.6% 2/1/2010                                                                    6,012,500          65
     3,000M     6.65% 2/1/2011                                                                   3,630,000          39
              Illinois State First Series General Obligations:
     5,250M     6 1/8% 1/1/2010*                                                                 6,221,250          67
     4,500M     5 1/2% 2/1/2016                                                                  4,983,750          54
     6,750M     5 1/4% 5/1/2017                                                                  7,315,313          79
     8,000M     5 1/2% 5/1/2017                                                                  8,760,000          95
    12,000M     5 1/2% 6/1/2018                                                                 13,065,000         142
     3,000M   Metro Pier & Exposition Auth. (McCormick Place
                Expansion) Series "B" 5 1/2% 6/15/2016                                           3,367,500          37
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,590,000          61
----------------------------------------------------------------------------------------------------------------------
                                                                                               180,063,513       1,954
----------------------------------------------------------------------------------------------------------------------
              Indiana--.7%
              Indiana State Office Building Commission Facilities
                Rev. New Castle Correctional Facility:
     2,515M     5 1/2% 7/1/2018                                                                  2,769,643          30
     3,000M     5 1/2% 7/1/2019                                                                  3,277,500          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,047,143          66
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
     2,475M   Wyandotte County Unified School District #500 GO
                5% 9/1/2020                                                                      2,567,813          28
----------------------------------------------------------------------------------------------------------------------
              Louisiana--3.2%
              Louisiana State General Obligations Series "A":
     6,500M     6% 5/1/2004*                                                                     7,036,250          76
     5,000M     5% 4/1/2016                                                                      5,325,000          58
     7,000M     5% 4/1/2017                                                                      7,402,500          80
     5,000M     5% 4/1/2019                                                                      5,212,500          57
    12,850M   Regional Transportation Auth. Zero Coupon
                12/1/2021                                                                        4,947,250          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,923,500         325
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--8.1%
    $4,055M   Boston Convention Center Act 1997 Spl. Oblig.
                Series "A"5% 5/1/2016                                                           $4,318,575         $47
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        11,766,844         128
     1,660M   Lawrence (State Qualified Bonds) GO
                5 1/4% 3/15/2018                                                                 1,794,875          20
              Massachusetts Bay Transportation Auth. Gen. Sys.
              Series "A":
    10,775M     5.8% 3/1/2013                                                                   12,633,687         137
    10,000M     5 7/8% 3/1/2015                                                                 11,800,000         128
     4,205M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                    4,457,300          48
     3,000M   Massachusetts State Construction Loan GO Series "B"
                5 1/2% 3/1/2012*                                                                 3,453,750          38
    20,550M   Massachusetts State GO 6% 8/1/2009                                                24,171,937         262
----------------------------------------------------------------------------------------------------------------------
                                                                                                74,396,968         808
----------------------------------------------------------------------------------------------------------------------
              Michigan--1.9%
    10,000M   Michigan State Environment Protection Prog. GO
                6 1/4% 11/1/2012                                                                11,912,500         129
     4,500M   Monroe County Economic Dev. Corp. (Detroit
              Edison Co.) 6.95% 9/1/2022                                                         5,838,750          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,751,250         193
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.7%
              Minneapolis & St. Paul Metro Airports Comm. Airport
                Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,646,175          40
     3,315M     5 1/2% 1/1/2018                                                                  3,567,768          39
     5,770M     5 1/2% 1/1/2019                                                                  6,130,625          66
     1,240M   St. Paul Housing & Redev. Auth. Multi-Family Hsg.
                Rev. (Como Lake Proj.) 7 1/2% 3/1/2026 (Defaulted)
                 (Note 1A)                                                                       1,242,071          13
     1,000M   Willmar Rice Memorial Hospital Proj. 5% 2/1/2022                                   1,027,500          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,614,139         169
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.8%
              Missouri State Health & Educational Facilities Authority:
              BJC Health System Series "A":
     6,840M     6 3/4% 5/15/2010                                                                 8,396,100          91
    10,175M     6 3/4% 5/15/2011                                                                12,591,563         137
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Missouri (continued)
    $2,135M   Springfield Center City Dev. Corp. Leasehold Rev.
                (Jordan Valley Parking Garage Proj. Series "D")
                5% 11/1/2022                                                                    $2,193,713         $24
              St. Louis Missouri Airport Rev. Series "A":
     4,135M     5 5/8% 7/1/2017                                                                  4,512,319          49
     3,620M     5 5/8% 7/1/2018                                                                  3,945,800          43
     3,030M     5 5/8% 7/1/2019                                                                  3,283,763          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,923,258         379
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.1%
              Clark County Nevada Bond Bank General Obligations:
     8,195M     5 1/2% 6/1/2017                                                                  8,963,281          97
     8,645M     5 1/2% 6/1/2018                                                                  9,401,438         102
              Las Vegas New Convention & Visitors Auth. Revenue:
     3,500M     5 3/4% 7/1/2015                                                                  3,959,375          43
     2,500M     5 3/4% 7/1/2017                                                                  2,796,875          30
              Truckee Meadows Nevada Water Authority:
     6,115M     5 1/2% 7/1/2017                                                                  6,688,281          73
     2,605M     5 1/2% 7/1/2018                                                                  2,836,194          31
     2,500M     5 1/2% 7/1/2019                                                                  2,703,125          29
----------------------------------------------------------------------------------------------------------------------
                                                                                                37,348,569         405
----------------------------------------------------------------------------------------------------------------------
              New Jersey--1.5%
     1,955M   New Jersey State Educ. Facs. Auth. Rev. Public Library
              PJ Grant 5 1/2% 9/1/2018                                                           2,155,387          23
    10,000M   New Jersey State Trans. Corp. COP Fed. Trans. Admin.
                Grants Series "A" 5 3/4% 9/15/2009*                                             11,737,500         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,892,887         151
----------------------------------------------------------------------------------------------------------------------
              New Mexico--.1%
     1,115M   New Mexico Mortgage Finance Auth. Single-Family
                Mortgage 8% 1/1/2017                                                             1,118,043          12
----------------------------------------------------------------------------------------------------------------------
              New York--7.5%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                      5,481,250          59
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,565,656          39
    22,250M   New York City Municipal Water Finance Auth. Rev.
                6% 6/15/2021                                                                    26,616,563         289
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
              New York State Dorm. Auth. Rev. New York University:
    $5,000M     5 7/8% 5/15/2017                                                                $5,943,750         $65
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      11,650,000         126
     6,385M   New York State Housing Finance Agy. Rev.
                5 7/8% 11/1/2010                                                                 6,871,856          75
     3,000M   New York State Urban Dev. Corp. Rev.
                5 1/2% 3/15/2017                                                                 3,341,250          36
     5,000M   Suffolk County Judicial Facs. Agy. (John P.
                Cohalan Complex) 5 3/4% 10/15/2013                                               5,693,750          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                69,164,075         751
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.5%
     2,085M   Craven County GO 5% 5/1/2019                                                       2,197,069          24
              North Carolina Municipal Power Agency
                (Catawba Electric):
     8,950M     6% 1/1/2010                                                                     10,460,313         113
     8,945M     6% 1/1/2011                                                                     10,476,831         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,134,213         251
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.4%
    10,500M   Mercer County Pollution Control Rev. (Basin Elec.
                Pwr. Coop.) 7.2% 6/30/2013                                                      13,295,625         144
----------------------------------------------------------------------------------------------------------------------
              Ohio--.8%
     6,000M   Jefferson County Jail Construction GO
                5 3/4% 12/1/2019                                                                 7,087,500          77
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.7%
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
                6% 8/15/2017                                                                     6,211,725          67
----------------------------------------------------------------------------------------------------------------------
              Oregon--.6%
              Portland Urban Renewal & Redev. South Park
              Blocks Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 3,075,667          34
     2,630M     5 3/4% 6/15/2016                                                                 2,965,325          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,040,992          66
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.2%
    $3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                                $3,180,000         $35
     5,000M   Pennsylvania State GO 6 3/4% 11/15/2004*                                           5,568,750          60
     4,925M   Philadelphia Housing Auth. Capital Fund Prog. Rev.
                Series "A" 5 1/2% 12/1/2019                                                      5,411,343          59
    12,050M   Pittsburgh Water & Sewer Auth. Rev.
                6 1/2% 9/1/2013                                                                 14,911,875         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,071,968         316
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.5%
     4,000M   Rhode Island State Construction Capital Dev. GO
                Series "A" 5 1/2% 7/15/2018                                                      4,375,000          47
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Edl. Facs. Auth. (McKennan Hosp.)
                7 5/8% 7/1/2006*                                                                 4,770,563          52
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.6%
     3,500M   Memphis-Shelby County Sports Auth. Rev. (Memphis
                Arena Proj.) Series "A" 5 1/2% 11/1/2016                                         3,915,625          42
     1,530M   Tennessee State GO Series "A" 5% 2/1/2014                                          1,658,138          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,573,763          60
----------------------------------------------------------------------------------------------------------------------
              Texas--8.1%
    16,000M   Austin Texas Utilities Systems Rev. 6% 11/15/2013                                 18,840,000         205
     5,000M   Bexar County Health Facilities (Baptist Memorial Hosp.)
                6 3/4% 8/15/2004*                                                                5,537,500          60
              Harris County Toll Road Senior Liens
              General Obligations:
    11,065M     Series "A" 6 1/2% 8/15/2012                                                     13,540,794         147
     7,305M     Series "A" 6 1/2% 8/15/2013                                                      9,021,675          98
              Houston Water Conveyance System Certificates
                of Participations:
     2,250M     6 1/4% 12/15/2012                                                                2,736,563          30
     4,705M     6 1/4% 12/15/2013                                                                5,722,456          62
     4,950M     6 1/4% 12/15/2014                                                                6,032,813          65
     6,035M     6 1/4% 12/15/2015                                                                7,385,331          80
     5,300M   Rio Grande Valley Hlth. Facility Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                         5,429,320          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                74,246,452         806
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
    $1,825M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                 $2,625,717         $28
----------------------------------------------------------------------------------------------------------------------
              Washington--1.9%
              Snohomish County Washington Ltd. Tax
              General Obligations:
     7,975M     5 1/2% 12/1/2017                                                                 8,752,563          95
     8,410M     5 1/2% 12/1/2018                                                                 9,177,413         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,929,976         195
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.7%
    12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                6.9% 8/1/2021                                                                   15,540,000         169
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $802,061,465)                                    98.8%    910,169,872       9,879
Other Assets, Less Liabilities                                                         1.2      11,145,980         121
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $921,315,852     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

  COP  Certificate of Participation

  GO   General Obligation


See notes to financial statements



Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First
Investors Insured Tax Exempt Fund II (Class A shares) and the Lehman Brothers Municipal Bond Index.

                   INSURED
                TAX EXEMPT           LEHMAN BROTHERS
                   FUND II       MUNICIPAL BOND INDEX

Dec-92             $ 9,425                   $10,000
Dec-93              10,911                    11,228
Dec-94              10,480                    10,648
Dec-95              12,632                    12,520
Dec-96              13,151                    13,053
Dec-97              14,505                    14,252
Dec-98              15,578                    15,176
Dec-99              15,278                    14,863
Dec-00              17,342                    16,599
Dec-01              18,282                    17,450
Dec-02              20,538                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              12.34%            5.91%
  Five Years             7.20%            5.94%
  Ten Years              8.10%            7.46%
  S.E.C. 30-Day Yield            3.07%
Class B Shares
  One Year              11.49%            7.49%
  Since Inception
  (12/18/00)             8.31%            6.95%
  S.E.C. 30-Day Yield            2.48%

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 5.43%, 5.14% and 6.47%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.74% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 7.00% and 6.41%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.20% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.4%
              Alabama--.4%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2016                                      $285,625         $37
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.5%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,128,750         146
----------------------------------------------------------------------------------------------------------------------
              Arizona--3.3%
     1,000M   Arizona State Trans. Brd. Hwy. Rev. 5 1/4% 7/1/2020                                1,068,750         138
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               323,437          42
     1,100M   Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Junior Lien
                5% 7/1/2022                                                                      1,133,000         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,525,187         326
----------------------------------------------------------------------------------------------------------------------
              California--13.9%
       745M   Aromas-San Juan Unified School District GO
                5% 8/1/2019                                                                        782,250         101
       940M   California Community College Financing Auth. Lease
                Rev. 5% 8/1/2019                                                                   991,700         128
     3,000M   California State Dept. Water Resource Supply Rev.
                Series "A" 5 3/8% 5/1/2018                                                       3,277,500         423
     1,515M   Fairfield-Suisun Unified School District GO
                5 1/4% 8/1/2018                                                                  1,649,456         213
     1,330M   Grant Junction Unified High School District GO
                5 1/4% 8/1/2021                                                                  1,416,450         183
       690M   Jefferson High School District GO (San Mateo Cnty.)
                6 1/4% 2/1/2017                                                                    846,975         109
     1,160M   Palm Desert Financing Auth. Tax Rev. 5% 8/1/2020                                   1,219,450         157
       500M   San Francisco City & County Redev. Agy. (Moscone Ctr.)
                6 3/4% 7/1/2015                                                                    547,500          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,731,281       1,385
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--2.0%
     1,455M   District of Columbia GO 5 1/4% 6/1/2014                                            1,553,213         200
----------------------------------------------------------------------------------------------------------------------
              Florida--4.7%
       335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                           388,600          50
       205M   De Soto County Cap. Impt. Rev. 5 1/4% 10/1/2018                                      222,937          29
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Florida (continued)
    $1,275M   Sarasota County Util. Sys. Rev. 5 1/4% 10/1/2020                                  $1,362,656        $176
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,690,600         218
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,664,793         473
----------------------------------------------------------------------------------------------------------------------
              Georgia--2.1%
       560M   Bulloch County Dev. Auth. Student Lease Rev.
                (Georgia Southern Univ. Proj.) 5% 8/1/2022                                         574,700          74
     1,000M   Georgia Municipal Association, Inc. (City Court
              Atlanta Proj.) 5 1/8% 12/1/2021                                                    1,042,500         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,617,200         208
----------------------------------------------------------------------------------------------------------------------
              Illinois--1.8%
       500M   Chicago GO 6% 7/1/2005*                                                              565,000          73
       500M   Regional Transportation Auth. Rev. GO 5 1/2% 6/1/2019                                566,875          73
       250M   Rockford School District #205 GO 5% 2/1/2016                                         274,062          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,405,937         181
----------------------------------------------------------------------------------------------------------------------
              Indiana--4.8%
     1,030M   Baugo Ind. School Bldg. Corp. 5 1/2% 1/15/2019                                     1,121,413         145
     1,105M   Merriville Multi-School Building Corp. GO
                5 1/2% 7/15/2017                                                                 1,218,262         157
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 7/15/2017                                                                 1,410,937         182
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,750,612         484
----------------------------------------------------------------------------------------------------------------------
              Kansas--.4%
              Pratt Kansas Electric System Revenue:
       175M     5% 5/1/2014                                                                        187,250          24
       100M     5.1% 5/1/2015                                                                      106,625          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                   293,875          38
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.6%
     1,845M   Louisiana Local Govt. Env. Facs. & Commission
                5 1/4% 10/1/2021                                                                 1,941,862         250
              Louisiana Public Facs. Auth. Rev. (Dillard Univ. Proj.):
       525M     Series "A" 5 1/8% 8/1/2020                                                         549,281          71
       360M     Series "B" 5 1/8% 8/1/2020                                                         376,650          49
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Louisiana (continued)
      $350M   New Orleans Financing Authority (Xavier Univ. Proj.)
                5% 6/1/2020                                                                       $362,688         $47
     1,005M   New Orleans GO 5 1/8% 12/1/2016                                                    1,081,631         139
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,312,112         556
----------------------------------------------------------------------------------------------------------------------
              Maine--.4%
       250M   Maine Municipal Bond Bank 6 1/2% 11/1/2014                                           277,813          36
----------------------------------------------------------------------------------------------------------------------
              Michigan--7.3%
     1,000M   Detroit City School District GO (School Building &
                Site Impt.) 5 1/2% 5/1/2018                                                      1,098,750         142
     1,000M   Howell Public Schools GO Zero Coupon 5/1/2006*                                       426,250          55
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion Turbine
                #1 Proj.) 5 1/4% 1/1/2018                                                        1,073,750         139
       750M   Milan Area School District GO 5 5/8% 5/1/2010*                                       870,000         112
              Wayne Charter County Airport Revenue:
       460M     5 3/8% 12/1/2015                                                                   501,975          65
     1,590M     5 3/8% 12/1/2016                                                                 1,723,163         222
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,693,888         735
----------------------------------------------------------------------------------------------------------------------
              Minnesota--.7%
       510M   Upsala Ind. School District #487 GO 5% 2/1/2019                                      534,225          69
----------------------------------------------------------------------------------------------------------------------
              Missouri--1.7%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             228,500          29
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2014                                 353,400          46
       250M   St. Joseph School District GO (Direct Deposit Prog.)
                5 3/4% 3/1/2019                                                                    279,062          36
       375M   St. Louis County Pattonville R-3 School District GO
                (Direct Deposit Prog.) 5 3/4% 3/1/2017                                             421,406          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,282,368         165
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.0%
     1,000M   Hudson County COP 5% 12/1/2021                                                     1,041,250         134
       500M   Monmouth County Impt. Auth. Rev. GO 5% 12/1/2021                                     516,875          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,558,125         201
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York--12.6%
              Camden Central School District General Obligations:
      $725M     5 1/2% 3/15/2016                                                                  $815,625        $105
       250M     5 1/2% 3/15/2017                                                                   280,625          36
              Galway Central School District General Obligations:
       430M     5% 6/1/2019                                                                        451,500          58
       220M     5% 6/1/2020                                                                        229,075          30
              Indian River Central School District General Obligations:
       560M     5% 1/15/2017                                                                       595,000          77
       590M     5% 1/15/2018                                                                       622,450          80
       325M     5% 1/15/2019                                                                       340,438          44
              New York State Dormitory Authority Revenue:
     1,000M   Fordham University 5% 7/1/2020                                                     1,042,500         135
     1,270M   State Univ. Dorm. Facs. 5 3/8% 7/1/2014                                            1,419,225         183
       395M   Schuylerville Central School District GO
                5% 6/15/2019                                                                       413,269          53
              Shenendehowa Central School District (Clifton Park)
              Series "B" General Obligations:
       455M     5% 6/15/2018                                                                       481,163          62
       225M     5% 6/15/2019                                                                       236,250          31
       345M     5% 6/15/2020                                                                       359,662          46
       275M     5% 6/15/2021                                                                       284,969          37
              Wayland-Cohocton Central School District
              General Obligations:
       785M     5% 6/15/2015                                                                       847,800         109
       850M     5% 6/15/2017                                                                       904,188         117
       405M     5% 6/15/2018                                                                       428,287          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,752,026       1,258
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.7%
     1,230M   Craven County GO 5% 5/1/2018                                                       1,311,487         169
       500M   Greenville Combined Enterprise System Rev.
                6% 9/1/2016                                                                        609,375          79
       200M   Harnett County COP 5 1/8% 12/1/2023                                                  208,250          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,129,112         275
----------------------------------------------------------------------------------------------------------------------
              Ohio--14.3%
     1,880M   Akron GO 5 1/4% 12/1/2020                                                          2,009,250         259
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,341,281         173
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Ohio (continued)
              Akron-Summit County Public Library
              General Obligations:
    $1,375M     5% 12/1/2018                                                                    $1,459,219        $188
     2,500M     5% 12/1/2020                                                                     2,612,500         337
     1,380M   Cincinnati State Tech. & Cmnty. College General
                Receipts 5 1/4% 10/1/2020                                                        1,480,050         191
     1,500M   Ohio State Bldg. Auth. St. Facs. 5 1/2% 4/1/2018                                   1,655,625         214
       450M   Youngstown GO 6% 12/1/2031                                                           511,313          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,069,238       1,428
----------------------------------------------------------------------------------------------------------------------
              Oregon--.7%
       500M   Oregon State Dept. of Administrative Services
                COP 5.65% 5/1/2007*                                                                576,250          74
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--1.3%
       390M   Allegheny County Port Auth. Spl. Rev.
                5 1/2% 3/1/2013                                                                    440,700          57
       525M   Erie GO 5 3/4% 5/15/2007*                                                            603,094          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,043,794         135
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.8%
       545M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    598,137          77
----------------------------------------------------------------------------------------------------------------------
              South Carolina--1.3%
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,040,000         134
----------------------------------------------------------------------------------------------------------------------
              Tennessee--4.2%
     1,100M   Dickson County Water Auth. 5% 12/1/2016                                            1,178,375         152
     1,000M   Knoxville GO 5% 5/1/2018                                                           1,053,750         136
     1,000M   Tennessee State School Board Auth. Higher Educ.
                Facs. 5% 5/1/2019                                                                1,045,000         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,277,125         423
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Texas--2.1%
      $505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                     $594,638         $77
       400M   Harris County Toll Road GO Senior Lien Series "A"
                6 1/2% 8/15/2013                                                                   494,000          64
       500M   Midlothian Water District GO 5 3/8% 9/1/2016                                         545,000          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,633,638         211
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.3%
     1,730M   Norfolk GO 5% 7/1/2019                                                             1,810,013         234
----------------------------------------------------------------------------------------------------------------------
              Washington--1.5%
     1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                             1,162,213         150
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $70,869,297)                                               74,706,550       9,639
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.7%
              Adjustable Rate Notes**
       500M   Delaware County Pennsylvania Indl. Dev. Auth. 1.48%                                  500,000          65
       500M   Lehigh County Pennsylvania General Purpose Auth.
                Rev. 1.63%                                                                         500,000          65
       300M   University of Michigan Univ. Hospital Rev. 1.7%                                      300,000          38
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,300,000)                                                                              1,300,000         168
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $72,169,297)                               98.1%     76,006,550       9,807
Other Assets, Less Liabilities                                                         1.9       1,493,192         193
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $77,499,742     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rates shown are the rates in effect at December 31, 2002.

Summary of Abbreviations:

  COP  Certificate of Participation

  GO   General Obligation


See notes to financial statements



Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First
Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

                  NEW YORK
          INSURED TAX FREE           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,350                    11,228
Dec-94               9,829                    10,648
Dec-95              11,348                    12,520
Dec-96              11,683                    13,053
Dec-97              12,596                    14,252
Dec-98              13,301                    15,176
Dec-99              12,813                    14,863
Dec-00              14,403                    16,599
Dec-01              14,855                    17,450
Dec-02              16,408                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.45%            4.11%
  Five Years             5.43%            4.18%
  Ten Years              5.70%            5.08%
  S.E.C. 30-Day Yield            2.94%
Class B Shares
  One Year               9.59%            5.59%
  Five Years             4.67%            4.34%
  Since Inception
  (1/12/95)              5.77%            5.77%
  S.E.C. 30-Day Yield            2.12%

The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.95%, 4.06% and 5.01%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.80% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.43%, 4.21% and 5.68%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.98% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.0%
              Education--16.0%
              New York State Dormitory Authority Revenue:
                City University:
    $2,000M       5 3/4% 7/1/2012                                                               $2,265,000        $115
     5,955M       5 3/4% 7/1/2013                                                                6,967,350         353
     3,000M       6% 7/1/2020                                                                    3,607,500         183
     2,350M   Colgate University 6% 7/1/2021                                                     2,811,187         142
     1,500M   Educational Facility 5 1/4% 5/15/2021                                              1,653,750          84
     2,000M   Fordham University 5% 7/1/2016                                                     2,142,500         109
     1,610M   New York University 6% 7/1/2018                                                    1,938,038          98
     1,425M   NYSARC Insured Series "A" 5 1/4% 7/1/2018                                          1,544,344          78
     2,715M   Rochester Institute of Technology 5 1/4% 7/1/2018                                  2,935,593         149
     1,000M   School Districts Financing Prog. Series "C"
                5 1/4% 4/1/2021                                                                  1,060,000          54
              Special Act School Districts Programs:
     1,375M     6% 7/1/2012                                                                      1,591,563          81
     1,460M     6% 7/1/2013                                                                      1,684,475          85
     1,320M     United Cerebral Palsy Affiliation 5 1/8% 7/1/2021                                1,384,350          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,585,650       1,601
----------------------------------------------------------------------------------------------------------------------
              General Obligations--36.7%
              Buffalo:
                Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,244,413          63
     2,360M       5 3/8% 11/15/2017                                                              2,604,850         132
     2,620M       5 3/8% 11/15/2019                                                              2,849,250         145
                Series "D":
     1,040M       6% 12/1/2013                                                                   1,207,700          61
     1,000M       5 1/2% 12/15/2015                                                              1,113,750          57
              Central Square Central School District:
     1,965M     5% 5/15/2016                                                                     2,112,375         107
     1,000M     5% 5/15/2017                                                                     1,066,250          54
              Eastport South Manor Central School District:
     1,250M     5% 6/15/2016                                                                     1,343,750          68
     1,315M     5% 6/15/2017                                                                     1,400,475          71
     1,385M     5% 6/15/2018                                                                     1,464,638          74
              Honeoye Falls Lima Central School District:
       595M     5% 4/15/2017                                                                       629,956          32
       625M     5% 4/15/2018                                                                       657,812          33
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
    $1,000M   Ilion Central School District Series "B"
                5 1/2% 6/15/2015                                                                $1,135,000         $58
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                                4,320,819         219
     4,355M     5.7% 8/1/2012                                                                    4,741,506         241
              New York City:
     1,000M     Series "A" 7 1/4% 3/15/2018                                                      1,010,510          51
     3,355M     Series "B1" 6.95% 8/15/2004*                                                     3,698,888         187
     4,420M     Series "C" 5 5/8% 3/15/2019                                                      4,801,225         243
                Series "E":
     1,000M       6.2% 8/1/2008                                                                  1,161,250          59
     2,000M       5 3/4% 8/1/2018                                                                2,255,000         114
     4,570M       5 3/4% 5/15/2024                                                               5,066,987         257
     2,500M     Series "F" 5 1/4% 8/1/2014                                                       2,721,875         138
     2,885M     Series "G" 5 3/4% 8/1/2018                                                       3,263,656         165
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,247,000         114
     1,395M   North Syracuse Central School District Series "A"
                5% 6/15/2018                                                                     1,475,213          75
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,630,000         235
     1,000M   Red Hook Central School District 5 1/8% 6/15/2017                                  1,075,000          54
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,095,000          56
              Shenendehowa Central School District (Clifton Park):
                Series "E":
       585M       5% 1/1/2018                                                                      617,175          31
       610M       5% 1/1/2019                                                                      638,975          32
                Series "F":
       500M       5% 7/15/2018                                                                     528,750          27
       700M       5% 7/15/2019                                                                     735,000          37
       590M   Springville-Griffith Institute Central School District
                5% 4/15/2017                                                                       624,662          32
              Yonkers Series "A":
     1,345M     5 1/8% 7/1/2016                                                                  1,454,281          74
     1,900M     5 3/4% 10/1/2016                                                                 2,149,375         109
     1,410M     5 1/4% 7/1/2017                                                                  1,533,375          78
     1,480M     5 1/4% 7/1/2018                                                                  1,598,400          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                72,274,141       3,664
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--3.7%
              New York State Medical Care Facs. Agency:
    $1,850M     Long Term Health Care 7 3/8% 11/1/2011                                          $1,858,121         $94
     4,915M     Mental Health Services Facilities 6 1/2% 8/15/2004*                              5,431,075         275
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,289,196         369
----------------------------------------------------------------------------------------------------------------------
              Housing--2.0%
     3,655M   New York State Housing Finance Agy. 6.05% 5/1/2011                                 3,938,263         199
----------------------------------------------------------------------------------------------------------------------
              Transportation--21.8%
              Metropolitan Transit Authority of New York:
     2,100M     Commuter Facilities Series 6 1/8% 7/1/2004*                                      2,286,375         116
     2,500M     Transit Authority Revenue 5% 11/15/2020                                          2,609,375         132
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,871,469         146
     3,200M     Transit Facilities Series 5 1/2% 7/1/2017                                        3,664,000         186
              New York State Thruway Auth. Hwy. & Bridge
                Series "A":
     1,500M     6% 4/1/2015                                                                      1,741,875          88
     3,250M     5 1/4% 4/1/2017                                                                  3,530,312         179
     3,500M     5 1/4% 4/1/2018                                                                  3,780,000         192
     7,900M   Port Authority of New York & New Jersey 125th Series
               5% 10/15/2020                                                                     8,344,375         423
     5,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
               6% 7/1/2018                                                                       6,081,250         308
     6,900M   Triborough Bridge & Tunnel Auth. Series "Y"
                6% 1/1/2012                                                                      8,150,625         413
----------------------------------------------------------------------------------------------------------------------
                                                                                                43,059,656       2,183
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.6%
              New York City Municipal Water Fin. Auth. Revenue:
     2,750M     6% 6/15/2021                                                                     3,289,688         167
     7,000M     5 1/2% 6/15/2033                                                                 7,420,000         376
     8,000M   Puerto Rico Electric Power Authority Rev.
                5 3/8% 7/1/2017                                                                  8,930,000         453
     6,165M   Suffolk County Water Authority Rev. 6% 6/1/2017                                    7,413,412         376
     1,620M   Ulster County Resource Recovery Agy. Solid
              Waste Sys. Rev. 5 1/4% 3/1/2017                                                    1,763,775          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,816,875       1,461
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--4.2%
    $2,500M   Nassau County Interim Finance Auth.
                5 3/4% 11/15/2016                                                               $2,821,875        $143
     3,000M   New York City Transitional Financial Auth.
                5 1/4% 8/1/2020                                                                  3,198,750         162
       930M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                  1,170,638          59
     1,000M   Puerto Rico Public Buildings Auth.
                5 1/4% 7/1/2019                                                                  1,120,000          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,311,263         421
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $178,677,495)                              99.0%    195,275,044       9,898
Other Assets, Less Liabilities                                                         1.0       2,010,296         102
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $197,285,340     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                   ARIZONA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,824                    11,228
Dec-94              10,214                    10,648
Dec-95              12,094                    12,520
Dec-96              12,541                    13,053
Dec-97              13,706                    14,252
Dec-98              14,552                    15,176
Dec-99              14,279                    14,863
Dec-00              15,833                    16,599
Dec-01              16,555                    17,450
Dec-02              18,229                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.12%            3.81%
  Five Years             5.87%            4.63%
  Ten Years              6.82%            6.19%
  S.E.C. 30-Day Yield            2.87%
Class B Shares
  One Year               9.34%            5.34%
  Five Years             5.06%            4.73%
  Since Inception
  (1/12/95)              6.55%            6.55%
  S.E.C. 30-Day Yield            2.29%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.40%, 3.98% and 5.44%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.52% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.90%, 4.07% and 5.82%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.94% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.9%
              Certificates of Participation--4.2%
      $400M   Arizona Board of Regents 5% 6/1/2020                                                $416,500        $187
       500M   Arizona State Municipal Financing Prog.
                5 3/8% 8/1/2030                                                                    525,000         236
----------------------------------------------------------------------------------------------------------------------
                                                                                                   941,500         423
----------------------------------------------------------------------------------------------------------------------
              Education--9.9%
       500M   Arizona School Facilities Board Rev. 5 1/4% 7/1/2016                                 550,625         248
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    565,625         254
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,082,500         486
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,198,750         988
----------------------------------------------------------------------------------------------------------------------
              General Obligations--27.8%
              Maricopa County School District:
       215M     #11 (Peoria) 6.1% 7/1/2004*                                                        232,469         104
       250M     #11 (Peoria) 5 1/2% 7/1/2009*                                                      290,625         131
       185M     #11 (Peoria) 6.1% 7/1/2010                                                         198,412          89
       500M     #28 (Kyrene) 5% 7/1/2013                                                           555,625         250
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 866,250         389
       175M     #65 (Littleton) 5% 7/1/2014                                                        193,594          87
       100M     #68 (Alhambra) 6 3/4% 7/1/2004*                                                    110,125          49
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     631,313         284
       600M   Navajo County School District #32, 5% 7/1/2014                                       663,750         298
     1,000M   Phoenix Arizona Series "B" 5 3/8% 7/1/2019                                         1,078,750         485
              Pima County Unified School District:
       500M     #6 (Marana) 5 1/4% 7/1/2015                                                        546,875         246
       100M     #13 (Tanque Verde) 6.7% 7/1/2010                                                   109,125          49
       200M   Santa Cruz County School District #35, 6% 7/1/2008                                   214,250          96
              Yavapai County Elementary School District:
       230M     #6 (Cottonwood-Oak Creek) 6.7% 7/1/2004*                                           250,700         113
       215M     #28 (Camp Verde) 6% 7/1/2008                                                       232,200         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,174,063       2,774
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.2%
      $650M   Maricopa County Ind. Dev. Auth. (Samaritan Hlth.
                Svcs.) 7% 12/1/2016                                                               $840,937        $378
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    677,250         304
       300M   Pima County Ind. Dev. Auth. (Tucson Med. Ctr.)
                6 3/8% 4/1/2012                                                                    306,375         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,824,562         820
----------------------------------------------------------------------------------------------------------------------
              Housing--.7%
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     160,688          72
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.6%
       385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                 417,243         187
       500M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 6% 7/1/2018                                                                   608,125         273
       400M   Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                    442,000         199
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,467,368         659
----------------------------------------------------------------------------------------------------------------------
              Utilities--26.0%
       100M   Chandler Water & Sewer Rev. 7 1/4% 7/1/2013                                          129,875          59
       225M   Gilbert Water & Sewer Rev. 6 1/2% 7/1/2012                                           242,437         109
              Mesa Utility Systems Revenue:
       350M     6 1/8% 7/1/2007*                                                                   412,125         185
       500M     5 3/4% 7/1/2015                                                                    588,750         264
              Phoenix Arizona Civic Impt. Corp. Water Sys. Revenue:
       250M     5 1/4% 7/1/2016                                                                    282,500         127
       750M     5% 7/1/2018                                                                        792,188         356
       500M     5 1/2% 7/1/2020                                                                    545,000         245
       500M   Phoenix Arizona Civic Wastewater Rev. 5 3/8% 7/1/2015                                554,375         249
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               828,750         372
       250M   Puerto Rico Electric Power Auth. Rev. 5 1/8% 7/1/2026                                261,563         118
              Tucson Water Revenue:
       250M     8% 7/1/2013                                                                        340,938         153
       250M     5% 7/1/2014                                                                        276,250         124
       500M     5.3% 7/1/2016                                                                      536,250         241
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,791,001       2,602
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--17.5%
      $305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                           $331,305        $149
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    290,000         130
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  558,750         251
       750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                825,000         371
     1,000M   Prescott Valley Municipal Property Corp. 5% 1/1/2027                               1,017,500         457
       400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                        434,000         194
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2014                                                                    440,000         198
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,896,555       1,750
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,672,349)                                               22,454,487      10,088
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.9%
       200M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 1.4% **
                (cost $200,000)                                                                    200,000          90
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $20,872,349)                              101.8%     22,654,487      10,178
Excess of Liabilities Over Other Assets                                               (1.8)       (395,344)       (178)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $22,259,143     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                CALIFORNIA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,668                    11,228
Dec-94              10,017                    10,648
Dec-95              11,837                    12,520
Dec-96              12,300                    13,053
Dec-97              13,489                    14,252
Dec-98              14,340                    15,176
Dec-99              13,927                    14,863
Dec-00              15,815                    16,599
Dec-01              16,413                    17,450
Dec-02              18,141                    19,126

(INSET BOX IN CHART READS:)

                           Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.53%            4.21%
  Five Years             6.11%            4.86%
  Ten Years              6.77%            6.14%
  S.E.C. 30-Day Yield            3.08%
Class B Shares
  One Year               9.67%            5.67%
  Five Years             5.28%            4.95%
  Since Inception
  (1/12/95)              6.74%            6.74%
  S.E.C. 30-Day Yield            2.49%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.79%, 4.44% and 5.76%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.75% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.24%, 4.54% and 6.35%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.24% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.9%
              Certificates of Participation--5.6%
      $500M   Castaic Lake Water Agency Water Sys. Impt. Proj.
                7% 8/1/2012                                                                       $636,875        $247
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        802,500         312
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,439,375         559
----------------------------------------------------------------------------------------------------------------------
              Education--1.8%
       445M   California Community College Financing Auth. Rev.
                5% 8/1/2018                                                                        473,369         184
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.9%
       540M   Barstow Unified School District 5 1/4% 8/1/2018                                      584,550         227
       695M   Centinela Valley Unified High School District
                5 1/4% 2/1/2021                                                                    761,894         296
     1,000M   Chaffey Community College District 5 1/4% 7/1/2022                                 1,060,000         411
       500M   Fontana School District 5 3/4% 5/1/2022                                              549,375         213
       650M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    793,812         308
       900M   Notamas Unified School District 5.95% 9/1/2021                                     1,055,250         410
       500M   Pomona Unified School District Series "A"
                6.15% 8/1/2030                                                                     603,750         234
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                        904,688         351
       500M     7.2% 2/1/2016                                                                      643,750         250
       875M   West Covina Unified School District 5.8% 2/1/2022                                  1,017,187         395
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,974,256       3,095
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.1%
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 5 3/4% 7/1/2018                                                               789,250         306
----------------------------------------------------------------------------------------------------------------------
              Utilities--24.4%
       250M   Fresno California Sewer Rev. 6 1/4% 9/1/2014                                         305,937         119
     1,000M   California State Dept. Water Central Proj. Series "Z"
                5% 12/1/2019                                                                     1,051,250         408
     1,500M   California State Dept. Water Pwr. Supply Rev.
                5 3/8% 5/1/2018                                                                  1,638,750         636
       700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                781,375         303
     1,000M   Sacramento Municipal Utility Dist. Elec. Rev. Series "K"
                5 3/4% 7/1/2018                                                                  1,175,000         456
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                5 1/4% 12/1/2017                                                                $1,321,925        $513
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,274,237       2,435
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--34.1%
       500M   Barstow Redevelopment Agy. 7% 9/1/2014                                               646,875         251
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,208,750         469
       500M   Carson Redevelopment Agy. PJ Area #1, 5 1/2% 10/1/2016                               575,625         223
     1,000M   Long Beach Financing Auth. Rev. 6% 11/1/2017                                       1,210,000         470
     1,000M   Rohnert Park Cmnty. Dev. Commn. Tax Alloc. Rev.
                5 1/4% 8/1/2020                                                                  1,068,750         415
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     547,500         213
       500M   San Jose Redevelopment Agy. 6% 8/1/2015                                              600,625         233
       700M   San Mateo Joint Powers Auth. Lease Rev.
                6 1/2% 7/1/2015                                                                    875,000         340
       500M   Santa Ana Financing Auth. Lease Rev. 6 1/4% 7/1/2015                                 612,500         238
              South Gate Public Financing Authority:
       750M     6% 10/1/2012                                                                       903,750         351
       500M     5% 9/1/2016                                                                        534,375         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,783,750       3,410
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,281,038)                                               25,734,237       9,989
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.8%
              Adjustable Rate Notes*
       620M   Newport Beach California Rev. 1.46%                                                  620,000         240
       100M   Puerto Rico Commonwealth Floater Certificates Govt.
                Dev. Bank 1.4%                                                                     100,000          39
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $720,000)                                                                                  720,000         279
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $24,001,038)                              102.7%     26,454,237      10,268
Excess of Liabilities Over Other Assets                                               (2.7)       (690,722)       (268)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,763,515     $10,000
======================================================================================================================

* Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                  COLORADO           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,757                    11,228
Dec-94              10,137                    10,648
Dec-95              11,987                    12,520
Dec-96              12,535                    13,053
Dec-97              13,710                    14,252
Dec-98              14,570                    15,176
Dec-99              14,257                    14,863
Dec-00              15,927                    16,599
Dec-01              16,762                    17,450
Dec-02              18,565                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.76%            4.43%
  Five Years             6.25%            5.00%
  Ten Years              7.01%            6.38%
  S.E.C. 30-Day Yield            3.09%
Class B Shares
  One Year               9.89%            5.89%
  Five Years             5.43%            5.11%
  Since Inception
  (1/12/95)              6.91%            6.91%
  S.E.C. 30-Day Yield            2.32%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 12/31/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.76%, 4.13% and 5.39%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.52% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.18%, 4.20% and 5.85%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.83% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.3%
              Education--10.5%
      $225M   Colorado Postsecondary Educ. Facs. Auth. Rev.
                (Auraria Foundation Proj.) 6% 9/1/2005*                                           $251,719        $221
       200M   Colorado School of Mines Auxiliary Facilities Rev.
                5 1/4% 12/1/2020                                                                   214,250         189
       325M   University of Colorado Enterprise Rev. Series "A"
                5% 6/1/2019                                                                        340,844         300
       350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                 382,813         336
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,189,626       1,046
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.8%
       200M   Arapahoe County Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   227,750         201
       150M   Bayfield School District #10, 6 1/2% 6/1/2005*                                       167,812         148
              Clear Creek School District #RE 1:
       200M     6 1/4% 12/1/2010*                                                                  241,250         212
       300M     5% 12/1/2018                                                                       317,250         279
       200M   Douglas County School District #RE 1 Series "B"
                5 3/4% 12/15/2019                                                                  228,000         202
       150M   Eagle Garfield & Routt Counties School District #RE 50J
                6.3% 12/1/2004*                                                                    166,875         147
              El Paso County School District:
       350M     #2 (Harrison) 5 1/2% 12/1/2018                                                     384,125         338
       250M     #20, 5 1/4% 12/15/2017                                                             272,812         240
       200M     #49 (Falcon) 5 1/2% 12/1/2013                                                      229,750         202
       350M     #49 (Falcon) 5 3/4% 12/1/2015                                                      401,625         352
       300M   Foothills Park & Rec. Dist. Subdistrict "A" 5% 12/1/2020                             312,000         275
       150M   Garfield Pitkin & Eagle Counties School District #RE 1
                6.6% 6/15/2004*                                                                    162,938         143
       250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                     276,875         244
       100M   Yuma Hospital District 6.4% 11/1/2004*                                               109,875          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,498,937       3,080
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.9%
              Colorado Health Facilities Authority:
       200M     Poudre Valley Health Care 5 5/8% 12/1/2019                                         218,500         192
       100M     Sisters of Charity 6 1/4% 5/15/2012                                                119,875         105
       250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                         279,375         246
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $350M   Denver City & County Mental Health Corp. Series "A"
                5 1/2% 7/15/2015                                                                  $389,813        $344
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,007,563         887
----------------------------------------------------------------------------------------------------------------------
              Transportation--11.4%
       100M   Arapahoe County Capital Impt. Hwy. Rev. (E-470)
               6.05% 8/31/2005*                                                                    114,875         101
              Colorado Dept. Trans. Rev. Antic. Notes Series "A":
       200M     6% 6/15/2010*                                                                      238,250         210
       575M     5 1/2% 6/15/2013                                                                   663,406         584
       255M   Denver City & County Airport Rev. 5 1/2% 11/15/2016                                  277,631         244
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,294,162       1,139
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.5%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            221,750         195
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   218,000         192
              Colorado Water Resources & Power Dev. Authority:
                Small Water Resources Rev. Series "A":
       200M     5 3/4% 11/1/2017                                                                   225,000         198
       250M     5 1/4% 11/1/2021                                                                   265,312         233
       400M   Denver City & County Wastewater Rev.
                5 1/4% 11/1/2016                                                                   439,500         387
       200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                      232,750         205
       150M   Westminster Water & Wastewater Util. Enterprise Rev.
               6% 12/1/2004*                                                                       163,125         144
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                                  108,875          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,874,312       1,650
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.2%
       250M   Broomfield COP Open Space 5 1/2% 12/1/2020                                           269,062         237
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         272,813         240
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                218,000         191
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                                  309,050         272
       400M     5 1/2% 12/15/2018                                                                  443,000         390
       100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
               6.05% 12/1/2012                                                                     104,957          92
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $250M   Thorton County Sales & Use Tax Rev.
                5 1/4% 9/1/2015                                                                   $271,875        $239
       500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                    527,500         463
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,416,257       2,124
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,437,544)                                     99.3%     11,280,857       9,926
Other Assets, Less Liabilities                                                          .7          83,720          74
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $11,364,577     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

               CONNECTICUT           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,750                    11,228
Dec-94              10,025                    10,648
Dec-95              11,747                    12,520
Dec-96              12,143                    13,053
Dec-97              13,208                    14,252
Dec-98              14,021                    15,176
Dec-99              13,750                    14,863
Dec-00              15,188                    16,599
Dec-01              15,835                    17,450
Dec-02              17,396                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              9.86%            3.52%
  Five Years            5.66%            4.43%
  Ten Years             6.32%            5.69%
  S.E.C. 30-Day Yield            2.80%
Class B Shares
  One Year              9.09%            5.09%
  Five Years            4.83%            4.50%
  Since Inception
  (1/12/95)             6.21%            6.21%
  S.E.C. 30-Day Yield            2.21%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.12%, 4.04% and 5.28%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.47% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.67%, 4.11% and 5.79%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.89% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.0%
              Education--12.9%
              Connecticut State Health & Educational
                Facilities Authority Revenue:
      $725M     Choate Rosemary Hall 6.8% 7/1/2004*                                               $792,063        $221
     1,000M     Fairfield University 5 5/8% 7/1/2016                                             1,121,250         312
       500M     Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2004*                                   542,500         151
     1,000M     Trinity College 6 1/8% 7/1/2004*                                                 1,092,500         304
       400M   University of Connecticut 5.4% 3/1/2016                                              439,500         122
       600M   University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                  641,250         179
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,629,063       1,289
----------------------------------------------------------------------------------------------------------------------
              General Obligations--38.4%
       500M   Branford 5% 5/15/2014                                                                549,375         154
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                                       904,688         252
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,080,000         301
       450M     Series "C" 5 3/8% 8/15/2019                                                        484,312         135
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2013                                                        551,250         153
       250M     Series "A" 5 3/8% 4/15/2016                                                        276,250          77
       500M     Series "B" 5 3/4% 11/1/2009*                                                       588,750         164
       690M     Series "E" 6% 3/15/2012                                                            819,375         228
     1,020M     Series "F" 5% 10/15/2021                                                         1,056,975         294
              New Britain:
       800M     6% 3/1/2012                                                                        953,000         265
       420M     5% 5/1/2014                                                                        464,625         130
              New Haven:
       985M     6% 11/1/2009*                                                                    1,175,844         328
       500M     5 1/4% 11/1/2013                                                                   556,250         155
       400M     5% 11/1/2017                                                                       428,500         119
     1,000M     5% 11/1/2020                                                                     1,046,250         291
       250M   Puerto Rico Commonwealth 6 1/2% 7/1/2014                                             313,750          87
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   715,813         200
       330M   Southington 6.55% 4/1/2012                                                           337,758          94
     1,250M   Waterbury 5% 4/1/2021                                                              1,292,188         359
       150M   Westbrook 6.4% 3/15/2010                                                             180,563          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,775,516       3,836
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.6%
              Connecticut State Health & Educational
                Facilities Authority Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                                               $459,621        $128
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      432,000         120
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       756,875         211
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    548,750         153
              Village Families & Children Series "A":
       370M     5% 7/1/2015                                                                        398,675         111
       385M     5% 7/1/2016                                                                        410,988         115
       405M     5% 7/1/2017                                                                        428,287         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,435,196         957
----------------------------------------------------------------------------------------------------------------------
              Housing--3.7%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      808,125         225
       500M     5.85% 6/15/2030                                                                    527,500         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,335,625         372
----------------------------------------------------------------------------------------------------------------------
              Transportation--11.1%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       250M     6 1/8% 9/1/2012                                                                    298,437          83
       250M     5 3/8% 10/1/2014                                                                   279,375          78
       500M     5 3/8% 7/1/2019                                                                    541,875         151
     1,000M     5% 12/1/2021                                                                     1,033,750         288
     1,500M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
               6% 7/1/2018                                                                       1,824,375         508
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,977,812       1,108
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.8%
              Puerto Rico Electric Power Authority Revenue:
       750M     5 3/8% 7/1/2017                                                                    837,188         233
       250M     5 1/4% 7/1/2022                                                                    268,437          75
     1,000M     5 1/8% 7/1/2026                                                                  1,046,250         291
       250M     5 1/4% 7/1/2029                                                                    262,187          73
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              South Central Connecticut Regional Water Authority:
      $500M     6 1/8% 8/1/2004*                                                                  $543,125        $151
       500M     5 1/4% 8/1/2014                                                                    557,500         155
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,514,687         978
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.5%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                   592,006         165
       250M   Connecticut State Special Assessment
                5 1/4% 1/1/2011*                                                                   285,000          79
       415M   New Haven Air Rights Parking Fac. Rev.
                5 3/8% 12/1/2015                                                                   476,212         133
     1,500M   Puerto Rico Public Buildings Auth. 5 1/4% 7/1/2019                                 1,680,000         468
     1,000M   Puerto Rico Public Finance Corp. Commonwealth
                Approp. Series "A" 5 1/2% 8/1/2018                                               1,111,250         309
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,144,468       1,154
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,223,870)                                               34,812,367       9,694
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       300M   Connecticut State Health & Educ. Facs. Adjustable Rate
                Note 1.95% ** (cost $300,000)                                                      300,000          83
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $32,523,870)                               97.8%     35,112,367       9,777
Other Assets, Less Liabilities                                                         2.2         800,416         223
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $35,912,783     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                   FLORIDA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,766                    11,228
Dec-94              10,185                    10,648
Dec-95              12,097                    12,520
Dec-96              12,501                    13,053
Dec-97              13,648                    14,252
Dec-98              14,480                    15,176
Dec-99              14,056                    14,863
Dec-00              15,687                    16,599
Dec-01              16,354                    17,450
Dec-02              18,068                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.48%            4.09%
  Five Years             5.77%            4.53%
  Ten Years              6.72%            6.09%
  S.E.C. 30-Day Yield            2.98%
Class B Shares
  One Year               9.72%            5.72%
  Five Years             4.94%            4.61%
  Since Inception
  (1/12/95)              6.53%            6.53%
  S.E.C. 30-Day Yield            2.53%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.76%, 4.19% and 5.65%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.69% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.37%, 4.26% and 6.14%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.28% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.6%
              General Obligations--8.7%
    $1,325M   Miami-Dade County School District 5 3/8% 8/1/2015                                 $1,515,469        $411
     1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                             1,082,500         293
       500M   North Springs Improvement District 7% 10/1/2009                                      618,750         168
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,216,719         872
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.3%
     1,000M   Escambia County Health Facs. Auth. Rev.
                5.95% 7/1/2020                                                                   1,113,750         302
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    823,125         223
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,936,875         525
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.9%
       500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                    560,000         152
     1,000M   Miami-Dade County Aviation Rev. (Miami Int'l. Airport)
               5.35% 10/1/2013                                                                   1,105,000         300
     1,000M   Miami-Dade County Expressway Auth. Toll Sys.
                Rev. 6% 7/1/2014                                                                 1,165,000         316
       455M   Port Palm Beach District Rev. 6 1/4% 9/1/2008                                        465,724         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,295,724         894
----------------------------------------------------------------------------------------------------------------------
              Utilities--30.8%
     1,000M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         1,160,000         315
              Escambia County Utilities Auth. Sys. Revenue:
       500M     6 1/4% 1/1/2013                                                                    605,000         164
     1,000M     6 1/4% 1/1/2015                                                                  1,227,500         333
     1,000M   Florida State Municipal Power Agy. Rev.
                5 1/2% 10/1/2019                                                                 1,101,250         298
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,810,819         491
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,047,500         284
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,224,637         332
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,213,750         329
     1,000M   Tallahassee Consolidated Utility System Rev.
                5 1/2% 10/1/2018                                                                 1,150,000         312
              West Melbourne Water & Sewer Revenue:
       270M     6 3/4% 10/1/2004*                                                                  297,675          81
       480M     6 3/4% 10/1/2014                                                                   525,000         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,363,131       3,081
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--42.9%
    $1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                $1,490,400        $404
     1,000M   Escambia County Sales Tax Rev. 5 1/4% 10/1/2018                                    1,091,250         296
              Florida Municipal Loan Council Revenue:
     1,160M     6% 4/1/2015                                                                      1,347,050         365
     1,715M     5 1/4% 11/1/2019                                                                 1,854,344         503
     1,000M     5 3/8% 11/1/2025                                                                 1,052,500         286
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,260,731         342
     1,000M   Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                  1,100,000         298
     1,000M   Jacksonville Capital Improvement (Gator Bowl Proj.)
                5 7/8% 10/1/2015                                                                 1,113,750         302
     1,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2018                                       1,090,000         296
     1,000M   Orange County Sales Tax Rev. Series "A"
                5 1/8% 1/1/2023                                                                  1,036,250         281
              Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,118,750         303
     1,000M     5 1/2% 10/1/2018                                                                 1,107,500         300
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,168,750         317
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,831,275       4,293
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,479,878)                                               35,643,724       9,665
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.1%
       400M   Puerto Rico Commonwealth Floater Certificates
                Govt. Dev. Bank Adjustable Rate Note 1.4% **
                (cost $400,000)                                                                    400,000         109
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $32,879,878)                                         97.7%     36,043,724       9,774
Other Assets, Less Liabilities                                                         2.3         834,125         226
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $36,877,849     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                   GEORGIA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,851                    11,228
Dec-94              10,342                    10,648
Dec-95              12,245                    12,520
Dec-96              12,727                    13,053
Dec-97              13,999                    14,252
Dec-98              14,851                    15,176
Dec-99              14,399                    14,863
Dec-00              16,359                    16,599
Dec-01              17,099                    17,450
Dec-02              18,952                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.84%            4.43%
  Five Years             6.25%            5.00%
  Ten Years              7.24%            6.60%
  S.E.C. 30-Day Yield            3.18%
Class B Shares
  One Year              10.00%            6.00%
  Five Years             5.42%            5.10%
  Since Inception
  (1/12/95)              6.91%            6.91%
  S.E.C. 30-Day Yield            2.61%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.78%, 4.07% and 5.50%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.61% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.32%, 4.17% and 5.83%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.14% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Education--12.5%
      $250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                5 1/4% 12/1/2022                                                                  $263,125        $267
       200M   Bulloch County Dev. Auth. Student Hsg. Rev.
                (Georgia Southern Univ. Proj.) 5% 8/1/2021                                         207,000         210
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      388,938         394
       250M     Morehouse College 6 1/4% 12/1/2021                                                 290,937         295
        80M   Private Colleges & Universities Facilities Auth.
                (Spelman Univ. Proj.) 6% 6/1/2009                                                   86,200          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,236,200       1,254
----------------------------------------------------------------------------------------------------------------------
              General Obligations--9.1%
       255M   Atlanta 5 3/8% 12/1/2018                                                             274,444         278
       100M   Hall County School District 6.7% 12/1/2004*                                          112,000         114
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      111,250         113
       100M   Peach County School District 6.4% 2/1/2005*                                          112,000         114
       150M   Pike County School District 5.7% 2/1/2016                                            175,500         178
       100M   Puerto Rico Commonwealth 5 1/4% 7/1/2027                                             105,000         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                   890,194         904
----------------------------------------------------------------------------------------------------------------------
              Health Care--5.7%
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    137,188         139
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     421,500         428
----------------------------------------------------------------------------------------------------------------------
                                                                                                   558,688         567
----------------------------------------------------------------------------------------------------------------------
              Housing--1.6%
       150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                  159,187         161
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.1%
       250M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 6% 7/1/2018                                                                   304,063         309
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--47.9%
      $235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                    $270,544        $275
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          310,144         315
       250M   Columbia County Water & Sewer Rev.
                6 1/4% 6/1/2010*                                                                   300,937         305
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   301,875         306
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     304,688         309
       235M   Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                     257,912         262
              Georgia Municipal Gas Authority Revenue:
                Buford Project:
        80M       6.8% 11/1/2009                                                                    88,600          90
       250M       5 1/2% 11/1/2012                                                                 282,812         287
       100M     Warner Robins Series "B" 5.8% 1/1/2015                                             110,250         112
       345M   Griffin County Combined Pub. Utility Rev.
                5% 1/1/2021                                                                        359,231         364
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       424,500         431
       250M   Harris County Water System Rev. 5% 12/1/2022                                         256,875         261
       250M   Milledgeville Water & Sewer Rev. 6% 12/1/2021                                        299,063         303
       300M   Newnan Water Sewer & Light Comm. Pub. Utils.
                Rev. 5% 1/1/2015                                                                   324,375         329
              Puerto Rico Electric Power Authority Revenue:
       400M     5 3/8% 7/1/2017                                                                    446,500         453
       250M     5 1/8% 7/1/2026                                                                    261,563         265
       100M   St. Mary's Water & Sewer Rev. 6 1/8% 7/1/2018                                        121,750         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,721,619       4,791
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--18.0%
       $80M   Appling County Dev. Auth. Poll. Cntl. Rev.
                7.1% 1/1/2014                                                                      $84,895         $86
       250M   Atlanta & Fulton Counties Rec. Auth. Rev.
                5 1/4% 12/1/2016                                                                   272,500         276
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
                Series "A" 5 3/8% 1/1/2019                                                         323,625         328
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth.
                Rev. 5 1/2% 10/1/2018                                                              574,375         583
       250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                5 3/4% 9/1/2026                                                                    276,562         281
       200M   Fayette County Public Facs. Auth. Rev.
                 (Criminal Justice Ctr.) 6 1/4% 6/1/2010*                                          242,250         246
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,774,207       1,800
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $8,784,760)                                      97.9%      9,644,158       9,786
Other Assets, Less Liabilities                                                         2.1         211,081         214
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $9,855,239     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                  MARYLAND           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,802                    11,228
Dec-94              10,198                    10,648
Dec-95              11,982                    12,520
Dec-96              12,380                    13,053
Dec-97              13,568                    14,252
Dec-98              14,434                    15,176
Dec-99              14,068                    14,863
Dec-00              15,762                    16,599
Dec-01              16,385                    17,450
Dec-02              18,040                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.10%            3.75%
  Five Years             5.86%            4.61%
  Ten Years              6.71%            6.08%
  S.E.C. 30-Day Yield            3.01%
Class B Shares
  One Year               9.25%            5.25%
  Five Years             5.03%            4.70%
  Since Inception
  (1/12/95)              6.49%            6.49%
  S.E.C. 30-Day Yield            2.46%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.35%, 3.92% and 5.31%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.70% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.82%, 4.00% and 5.57%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.11% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Certificates of Participation--2.5%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $866,250        $252
----------------------------------------------------------------------------------------------------------------------
              Education--8.6%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            820,312         239
              Morgan State University Academic & Auxiliary
                Facilities Fees Revenue:
       500M     6.05% 7/1/2015                                                                     607,500         177
       200M     6.1% 7/1/2020                                                                      241,750          70
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                839,063         244
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               462,250         135
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,970,875         865
----------------------------------------------------------------------------------------------------------------------
              General Obligations--39.6%
     1,475M   Anne Arundel 5 3/8% 3/1/2015                                                       1,639,094         477
       350M   Anne Arundel County Water & Sewer
                6.3% 8/1/2005*                                                                     395,937         115
     1,000M   Baltimore County Metropolitan District #68
                5% 8/1/2019                                                                      1,055,000         307
              Baltimore, Maryland:
       250M     5 5/8% 10/15/2012                                                                  282,187          82
       700M     5 1/2% 10/15/2015                                                                  812,875         237
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                                     100,371          29
       100M   Frederick, Maryland 6 1/8% 10/1/2004*                                                110,125          32
     1,000M   Maryland State 5 1/2% 8/1/2010                                                     1,155,000         336
     1,000M   Montgomery County 5% 11/1/2013                                                     1,115,000         325
     1,000M   Ocean City 5% 3/1/2021                                                             1,037,500         302
     1,000M   Prince Georges County 5 1/4% 12/1/2014                                             1,118,750         326
       650M   Puerto Rico Commonwealth Series "A"
                6 1/4% 7/1/2013                                                                    797,875         232
     1,050M   Puerto Rico Municipal Finance Agency
                5 1/2% 8/1/2017                                                                  1,156,312         337
       425M   Queen Annes County School & Public Facilities
                5 1/4% 1/15/2014                                                                   466,969         136
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,052,500         306
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $325M   Washington County Pub. Impt. 5.8% 1/1/2005*                                         $359,125        $105
       350M   Wicomico County 5 1/2% 12/1/2016                                                     384,563         112
       500M   Worcester County 5 5/8% 3/1/2014                                                     561,875         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,601,058       3,960
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.4%
       500M   Maryland State Health & Higher Edl. Facs.
                (Maryland General Hosp.) 6 1/8% 7/1/2014                                           540,625         157
       150M   Maryland State Indl. Dev. Fin. Auth. (Holy Cross
                Hlth. Sys.) 5.7% 12/1/2010                                                         171,000          50
       325M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    356,687         104
       350M   Takoma Park Hospital Facilities (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    430,938         125
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,499,250         436
----------------------------------------------------------------------------------------------------------------------
              Housing--5.4%
       250M   Baltimore County Mortgage Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                        262,188          76
              Maryland State Community Admin. Dept. Hsg. &
                Community Development:
       345M     7% 4/1/2014                                                                        356,212         104
       520M     5 7/8% 7/1/2016                                                                    546,650         159
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        562,500         164
       115M   Montgomery County Single-Family Mortgage Rev.
                6 1/2% 7/1/2011                                                                    120,031          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,847,581         538
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.8%
              Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
     1,275M     6 1/4% 7/1/2014                                                                  1,569,844         457
     1,200M     6% 7/1/2018                                                                      1,459,500         426
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,029,344         883
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.4%
              Baltimore Wastewater Utilities Revenue:
      $500M     5 1/2% 7/1/2010*                                                                  $578,125        $168
       200M     6% 7/1/2015                                                                        241,500          70
     1,090M     5% 7/1/2020                                                                      1,136,325         331
              Baltimore Water Project Revenue Series "A":
       220M     6% 7/1/2010*                                                                       261,525          76
       250M     5.8% 7/1/2012*                                                                     295,000          86
              Puerto Rico Electric Power Auth. Revenue:
     1,390M     5 3/8% 7/1/2017                                                                  1,551,588         452
     1,500M     5 1/4% 7/1/2029                                                                  1,573,125         457
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,637,188       1,640
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.2%
              Baltimore Convention Center:
       250M     6.1% 9/1/2004*                                                                     270,000          79
       250M     5 1/2% 9/1/2014                                                                    277,187          81
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        274,063          80
     1,000M   Puerto Rico Municipal Finance Agency
                5 1/4% 8/1/2021                                                                  1,070,000         311
     1,000M   Puerto Rico Public Buildings Auth.
                5 1/4% 7/1/2019                                                                  1,120,000         326
     1,025M   Puerto Rico Public Finance Corp. Commonwealth
                Approp. Series "A" 5 3/8% 6/1/2015                                               1,174,906         341
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,186,156       1,218
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,308,610)                                     97.9%     33,637,702       9,792
Other Assets, Less Liabilities                                                         2.1         714,084         208
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $34,351,786     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

             MASSACHUSETTS           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,553                    11,228
Dec-94               9,996                    10,648
Dec-95              11,702                    12,520
Dec-96              12,052                    13,053
Dec-97              13,048                    14,252
Dec-98              13,744                    15,176
Dec-99              13,415                    14,863
Dec-00              15,003                    16,599
Dec-01              15,625                    17,450
Dec-02              17,228                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.26%            3.90%
  Five Years             5.72%            4.48%
  Ten Years              6.21%            5.59%
  S.E.C. 30-Day Yield            3.06%
Class B Shares
  One Year               9.49%            5.49%
  Five Years             4.91%            4.58%
  Since Inception
  (1/12/95)              6.13%            6.13%
  S.E.C. 30-Day Yield            2.63%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.52%, 4.09% and 5.23%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.71% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.09%, 4.19% and 5.76%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.30% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--4.3%
    $1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                 $1,273,750        $431
----------------------------------------------------------------------------------------------------------------------
              General Obligations--43.8%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,081,250         366
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,081,250         366
       150M   Massachusetts Series "B" 7% 7/1/2009                                                 184,313          62
     1,000M   Massachusetts State Construction Loan Series "E"
                5 3/8% 1/1/2017                                                                  1,098,750         372
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,170,450         396
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,269,056         430
              Springfield:
     1,000M     6% 10/1/2015                                                                     1,157,500         392
     1,000M     5 3/8% 8/1/2017                                                                  1,095,000         371
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                    1,061,250         359
     1,370M   Westfield 5 1/2% 12/15/2017                                                        1,518,987         514
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,112,800         377
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,102,500         373
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,933,106       4,378
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.1%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,072,500         363
       750M   Massachusetts General Hospital 6 1/4% 7/1/2012                                       885,938         300
              Massachusetts Health & Educational Facilities Authority
                Capital Asset Program:
       145M       7.35% 8/1/2008                                                                   145,204          49
       125M       7.2% 7/1/2009                                                                    125,544          42
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                               1,629,375         552
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,858,561       1,306
----------------------------------------------------------------------------------------------------------------------
              Housing--2.3%
       645M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                      683,700         232
----------------------------------------------------------------------------------------------------------------------
              Transportation--17.9%
     1,500M   Massachusetts Bay Trans. Auth. Series "A"
                5.8% 3/1/2013                                                                    1,758,750         595
     1,000M   Massachusetts State Port Auth. Rev. Series "A"
                5 3/4% 7/1/2012                                                                  1,156,250         391
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
    $1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                     $1,216,250        $412
     1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                1,160,000         393
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,291,250       1,791
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.7%
     1,035M   Boston Water & Sewer Commission Rev.
                5 3/4% 11/1/2013                                                                 1,214,832         410
     1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                 1,582,312         536
       600M   South Essex Sewer District 6 3/4% 6/1/2004*                                          657,750         223
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,454,894       1,169
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.5%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,057,500         359
       500M   Massachusetts Development Fin. Agy. Res. Recovery
                Rev. (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                      562,500         190
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,620,000         549
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,480,056)                                     98.6%     29,115,261       9,856
Other Assets, Less Liabilities                                                         1.4         426,413         144
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,541,674     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                  MICHIGAN           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,789                    11,228
Dec-94              10,103                    10,648
Dec-95              11,868                    12,520
Dec-96              12,268                    13,053
Dec-97              13,418                    14,252
Dec-98              14,168                    15,176
Dec-99              13,795                    14,863
Dec-00              15,306                    16,599
Dec-01              15,902                    17,450
Dec-02              17,481                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              9.93%            3.61%
  Five Years            5.43%            4.19%
  Ten Years             6.37%            5.74%
  S.E.C. 30-Day Yield            2.51%
Class B Shares
  One Year              9.05%            5.05%
  Five Years            4.61%            4.27%
  Since Inception
  (1/12/95)             6.16%            6.16%
  S.E.C. 30-Day Yield            1.91%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.35%, 3.91% and 5.43%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.27% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.78%, 3.98% and 5.84%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.67% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              General Obligations--57.9%
    $1,000M   Detroit City School District 5 1/4% 5/1/2016                                      $1,126,250        $257
     1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                                 2,025,000         463
     1,000M   Godwin Heights Public School District
                5 5/8% 5/1/2015                                                                  1,120,000         256
     1,000M   Grand Blanc Community School District
                5 5/8% 5/1/2015                                                                  1,130,000         258
     1,000M   Grand Ledge Public School District
                7 7/8% 5/1/2004*                                                                 1,106,250         253
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,181,700         270
     1,000M   Gull Lake Community School District Zero
                Coupon 5/1/2013                                                                    652,500         149
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,730,531         395
     1,000M   Lake Orion Community School District
                7% 5/1/2005*                                                                     1,136,250         260
     1,000M   Lincoln Park School District 7% 5/1/2006*                                          1,176,250         269
     1,000M   Michigan State Environmental Protection Prog.
                6 1/4% 11/1/2012                                                                 1,191,250         272
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,223,750         280
     1,200M   Newaygo Public School 5 3/4% 5/1/2018                                              1,338,000         306
     1,000M   New Haven Community School Building & Site
                5 1/4% 5/1/2016                                                                  1,087,500         249
     1,000M   Plainwell Community School District
                5 1/2% 5/1/2019                                                                  1,095,000         250
     1,000M   Portage Lake Water & Sewer Authority
                6.1% 10/1/2014                                                                   1,123,750         257
     1,500M   Puerto Rico Municipal Finance Agency
                5 3/4% 8/1/2013                                                                  1,708,125         391
       380M   Saline Building Authority 7.1% 7/1/2009                                              393,851          90
     1,000M   Waterford Township School District 6 1/4% 6/1/2004*                                1,080,000         247
     1,485M   West Ottawa Public School District 5 3/8% 5/1/2019                                 1,592,663         364
     1,000M   Williamson Community School District
                5 1/2% 5/1/2025                                                                  1,120,000         256
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,338,620       5,792
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.9%
              Michigan State Hospital Finance Authority Revenue:
    $1,000M     Ascension Health Credit 5 3/4% 11/15/2017                                       $1,098,750        $251
     1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                             1,110,000         254
     1,000M     St. John's Hospital 6% 5/15/2008                                                 1,034,620         236
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,110,000         254
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,353,370         995
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.5%
     1,000M   Wayne Charter County Airport Rev. Series "C"
                5 3/8% 12/1/2016                                                                 1,083,750         248
----------------------------------------------------------------------------------------------------------------------
              Utilities--20.1%
              Detroit Water Supply System Revenue:
     1,750M     5 1/2% 7/1/2014                                                                  1,933,750         442
     1,275M     6 1/2% 7/1/2015                                                                  1,590,563         364
     1,000M   Kalamazoo Water Revenue 6% 9/1/2005*                                               1,127,500         258
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,750M     6.95% 5/1/2011                                                                   2,172,187         497
     1,000M     7% 5/1/2021                                                                      1,302,500         298
       500M   Monroe County Economic Dev. Corp.
                 (Detroit Edison Co.) 6.95% 9/1/2022                                               648,750         147
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,775,250       2,006
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--7.4%
              Michigan Municipal Bond Authority Revenue:
       530M     6.55% 11/1/2008                                                                    584,987         133
     1,000M     6 1/8% 5/1/2014                                                                  1,075,000         246
     1,500M     5% 5/1/2019                                                                      1,561,875         357
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,221,862         736
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,575,884)                                               42,772,852       9,777
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
      $300M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1.4% ** (cost $300,000)                                      $300,000         $68
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $38,875,884)                               98.5%     43,072,852       9,845
Other Assets, Less Liabilities                                                         1.5         676,451         155
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $43,749,303     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                 MINNESOTA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,489                    11,228
Dec-94               9,867                    10,648
Dec-95              11,414                    12,520
Dec-96              11,810                    13,053
Dec-97              12,822                    14,252
Dec-98              13,621                    15,176
Dec-99              13,396                    14,863
Dec-00              14,880                    16,599
Dec-01              15,545                    17,450
Dec-02              17,033                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              9.57%            3.30%
  Five Years            5.84%            4.60%
  Ten Years             6.10%            5.47%
  S.E.C. 30-Day Yield            3.09%
Class B Shares
  One Year              8.71%            4.71%
  Five Years            5.02%            4.69%
  Since Inception
  (1/12/95)             6.17%            6.17%
  S.E.C. 30-Day Yield            2.51%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 2.64%, 3.89% and 4.78%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.53% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.06%, 3.98% and 5.47%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.16% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.5%
              Certificates of Participation--4.3%
      $400M   Minneapolis Special School District #001
                5.9% 2/1/2006*                                                                    $449,000        $343
       100M   Woodbury Series "A" 5% 2/1/2014                                                      107,000          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                   556,000         425
----------------------------------------------------------------------------------------------------------------------
              Education--3.6%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              470,500         360
----------------------------------------------------------------------------------------------------------------------
              General Obligations--51.4%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        456,000         349
       325M   Bloomington Ind. School District #271
                5 1/8% 2/1/2015                                                                    354,656         271
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      222,000         170
              Eagan Recreational Facilities Series "A":
       480M     5% 2/1/2015                                                                        518,400         396
       250M     5% 2/1/2016                                                                        267,500         204
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 431,500         330
       285M   Inver Grove Heights Ind. School District #199
                5 3/4% 2/1/2012                                                                    316,706         242
       500M   Lake Superior Ind. School District #381, 5% 4/1/2019                                 523,750         400
       280M   Lakeville 5 1/2% 2/1/2011                                                            299,950         229
       405M   Lino Lakes 5.7% 2/1/2012                                                             448,031         343
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     276,250         211
       400M   Moorehead Ind. School District #152, 5% 4/1/2017                                     425,000         325
       350M   North St. Paul Maplewood Ind. School District #622
                7.1% 2/1/2005*                                                                     390,250         298
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        267,500         204
       250M     5 1/8% 2/1/2018                                                                    266,250         204
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    278,750         213
       400M     5% 2/1/2017                                                                        425,500         325
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        555,731         426
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,723,724       5,140
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.2%
      $200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2013*                                                                 $232,500        $178
       500M   Minneapolis Health Care Sys. Rev. (Fairview Hlth.
                Svcs.) 5 1/2% 5/15/2017                                                            551,875         422
       350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                               382,813         293
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  564,375         431
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,731,563       1,324
----------------------------------------------------------------------------------------------------------------------
              Housing--12.0%
       200M   Freeborn County Hsg. & Redev. Auth. (Law
                Enforcement Ctr.) 5% 2/1/2023                                                      203,750         156
              Minnesota State Housing Finance Authority:
       495M     Rental Housing Revenue 5.9% 8/1/2015                                               516,656         395
                Single-Family Mortgage Revenue:
       105M       6.4% 1/1/2015                                                                    108,468          83
       235M       6% 1/1/2018                                                                      249,981         191
       400M   Minnetonka Multi-Family Housing Rev. (Cedar
                Hills Proj.) 5.9% 10/20/2019                                                       425,500         325
        65M   St. Paul Housing & Redev. Auth. Multi-Family Hsg. Rev.
                (Como Lake Proj.) 7 1/2% 3/1/2026 (Defaulted)
                (Note 1A)                                                                           65,109          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,569,464       1,200
----------------------------------------------------------------------------------------------------------------------
              Utilities--12.0%
       400M   Northern Minnesota Municipal Pwr. Agy. Elec. Sys.
                Rev. 5.4% 1/1/2016                                                                 437,000         334
       210M   Southern Minnesota Municipal Pwr. Agy. Pwr. Supply
                Sys. 5 3/4% 1/1/2018                                                               218,043         167
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    353,438         270
       500M     5 1/2% 1/1/2015                                                                    557,500         426
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,565,981       1,197
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,688,895)                                               12,617,232       9,646
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
      $100M   Cohasset Revenue (Minnesota Power & Light Co.)
                Adjustable Rate Note 1.8% ** (cost $100,000)                                      $100,000         $77
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $11,788,895)                               97.2%     12,717,232       9,723
Other Assets, Less Liabilities                                                         2.8         362,797         277
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,080,029     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                  MISSOURI           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,768                    11,228
Dec-94              10,101                    10,648
Dec-95              11,974                    12,520
Dec-96              12,434                    13,053
Dec-97              13,608                    14,252
Dec-98              14,505                    15,176
Dec-99              14,212                    14,863
Dec-00              15,947                    16,599
Dec-01              16,611                    17,450
Dec-02              18,465                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              11.16%            4.78%
  Five Years             6.29%            5.04%
  Ten Years              6.95%            6.32%
  S.E.C. 30-Day Yield            3.30%
Class B Shares
  One Year              10.36%            6.36%
  Five Years             5.47%            5.15%
  Since Inception
  (1/12/95)              6.87%            6.87%
  S.E.C. 30-Day Yield            2.75%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.06%, 3.93% and 5.09%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.75% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.64%, 4.09% and 5.67%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.27% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--5.3%
      $125M   Bowling Green School District 5.85% 3/1/2020                                        $139,063        $159
       150M   Missouri Southern State College Rev. Aux. Ent. Sys.
                5.3% 4/1/2015                                                                      164,438         188
       150M   Missouri State Health & Educ. Facs. Auth. (Webster
                University) 5 1/2% 4/1/2018                                                        162,937         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                   466,438         533
----------------------------------------------------------------------------------------------------------------------
              General Obligations--32.7%
       100M   Belton School District #124, 6% 3/1/2018                                             113,500         130
       400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                               443,500         507
       350M   Clay County Pub. School District #53, 5% 3/1/2017                                    371,875         425
              Greene County Reorg. School District #8:
       200M     5 1/4% 3/1/2018                                                                    215,750         247
       250M     5 1/4% 3/1/2019                                                                    267,813         306
       300M   Jackson County Reorg. School District #7
                5 1/4% 3/1/2020                                                                    319,875         365
       100M   Jefferson County School District #6, 6% 3/1/2014                                     115,875         132
       150M   Kansas City Streetlight Project Series "A"
                5 1/4% 2/1/2016                                                                    162,562         186
       125M   Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    135,625         155
       125M   St. Joseph's School District 5 3/4% 3/1/2019                                         139,531         159
       125M   St. Louis County Pattonville School District #3
                5 3/4% 3/1/2017                                                                    140,469         160
       150M   St. Louis School District 5 3/8% 4/1/2017                                            162,937         186
       250M   Washington School District 5% 3/1/2015                                               269,688         308
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,859,000       3,266
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.8%
       400M   Jackson County Special Obligation Truman Medical
                Center 5% 12/1/2022                                                                410,500         470
              Missouri State Health & Educational Facilities Authority:
       140M     BJC Health System Series "A" 6 3/4% 5/15/2011                                      173,250         199
        90M     Health Midwest 6.1% 6/1/2011                                                        96,863         111
        80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                     87,800         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                   768,413         880
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.1%
       $90M   Missouri State Housing Dev. Comm. (Ecumenical Hsg.)
               5.8% 3/1/2010                                                                      $101,025        $114
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.0%
       400M   Bi-State Dev. Agency Met. District Metrolink Cross
                County Proj. Series "B" 5 1/4% 10/1/2019                                           432,500         494
       300M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                6% 7/1/2018                                                                        364,875         417
              St. Louis Airport Revenue:
       150M     5 1/8% 7/1/2015                                                                    159,000         182
       255M     5.3% 7/1/2021                                                                      265,838         304
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,222,213       1,397
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.5%
       250M   Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   284,062         326
        80M   Liberty Sewer System Rev. 6.15% 2/1/2015                                              91,400         104
              Missouri State Environmental Impt. & Energy Res.
                Auth. Water Pollution Control:
       250M     5 1/2% 7/1/2014                                                                    286,250         327
       150M     5.4% 7/1/2018                                                                      163,687         187
       250M   Puerto Rico Electric Power Authority Rev.
                5 3/8% 7/1/2017                                                                    279,063         319
       150M   St. Louis Water and Sewer Rev. 6% 7/1/2004*                                          163,500         187
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,267,962       1,450
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--21.2%
       100M   Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                   106,875         122
       250M   Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                             262,812         300
       125M   Missouri State Development Finance Board
                6% 4/1/2014                                                                        143,750         164
       250M   Puerto Rico Public Building Auth. Rev. Govt. Facs.
                Series "F" 5 1/4% 7/1/2019                                                         280,000         320
              Springfield Public Building Corp. Leasehold Revenue:
       125M     Capital Improvement 5.6% 6/1/2014                                                  140,781         161
       230M     Jordan Valley 5.85% 6/1/2014                                                       270,825         308
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              St. Louis Municipal Finance Corp. Leasehold Revenue:
      $250M     Carnahan Courthouse Series "A" 5% 2/15/2020                                       $260,937        $298
       225M     City Justice Center Series "A" 5 1/4% 2/15/2015                                    247,781         283
       125M     City Justice Center Series "A" 5 3/4% 2/15/2018                                    140,000         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,853,761       2,116
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,950,616)                                      97.6%      8,538,812       9,756
Other Assets, Less Liabilities                                                         2.4         213,196         244
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $8,752,008     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                NEW JERSEY           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,661                    11,228
Dec-94              10,022                    10,648
Dec-95              11,677                    12,520
Dec-96              12,038                    13,053
Dec-97              13,044                    14,252
Dec-98              13,805                    15,176
Dec-99              13,522                    14,863
Dec-00              14,930                    16,599
Dec-01              15,536                    17,450
Dec-02              17,046                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              9.72%            3.41%
  Five Years            5.50%            4.26%
  Ten Years             6.10%            5.48%
  S.E.C. 30-Day Yield            2.76%
Class B Shares
  One Year              8.88%            4.88%
  Five Years            4.67%            4.34%
  Since Inception
  (1/12/95)             5.91%            5.91%
  S.E.C. 30-Day Yield            2.17%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.21%, 4.08% and 5.27%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.57% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.66%, 4.16% and 5.73%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.99% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--11.8%
    $2,125M   New Jersey Educational Facilities Auth. Rev.
                College of New Jersey Series "C" 5 3/8% 7/1/2016                                $2,348,125        $329
     1,210M   Puerto Rico Indl. Tourist Edl. University Plaza
                Series "A" 5 5/8% 7/1/2013                                                       1,353,687         190
     1,000M   University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,105,000         155
              University of Puerto Rico:
     1,715M     5 3/4% 6/1/2017                                                                  1,925,087         270
     1,500M     5 3/4% 6/1/2018                                                                  1,678,125         235
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,410,024       1,179
----------------------------------------------------------------------------------------------------------------------
              General Obligations--11.4%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                    2,165,625         304
              Essex County Improvement Authority:
                Orange School District:
     1,025M     Series "A" 6.95% 7/1/2005*                                                       1,182,594         166
     1,220M     Series "B" 6.95% 7/1/2005*                                                       1,407,575         197
     1,000M   Perth Amboy Board of Education 5% 7/15/2017                                        1,065,000         149
       995M   Union City 6.4% 11/1/2013                                                          1,230,069         173
     1,000M   West Deptford 5 1/2% 9/1/2020                                                      1,072,500         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,123,363       1,139
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.7%
              New Jersey State Health Care Facilities Financing Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                                 1,129,906         158
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                                   2,089,638         293
     1,100M     Hunterdon Hospital 7% 7/1/2020                                                   1,104,774         155
     1,000M     Meridian Health System Oblig. Group
                  5 5/8% 7/1/2014                                                                1,105,000         155
       500M     Monmouth Medical Center 6 1/4% 7/1/2004*                                           546,875          77
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                         3,783,000         531
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,759,193       1,369
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--2.8%
              New Jersey State Housing & Mortgage Financing Agency:
              Regency Park Project:
    $1,375M     6.05% 11/1/2017                                                                 $1,472,969        $207
       505M     5.7% 5/1/2020                                                                      533,406          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,006,375         282
----------------------------------------------------------------------------------------------------------------------
              Transportation--23.5%
     1,000M   Burlington County Bridge Commission
                5 1/4% 8/15/2021                                                                 1,052,500         148
     1,000M   Delaware River & Bay Auth. 5 1/2% 1/1/2016                                         1,098,750         154
     1,000M   Delaware River Port Auth. PA & NJ Rev.
                5 3/4% 1/1/2022                                                                  1,100,000         154
     1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2016                                                                      1,132,500         159
     1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,178,750         165
     5,000M   New Jersey State Transportation Trust Fund Auth.
                5 1/2% 12/15/2018                                                                5,750,000         806
              Port Authority of New York & New Jersey 125th Series:
     4,100M     5% 10/15/2018                                                                    4,392,125         616
     1,000M     5% 10/15/2020                                                                    1,056,250         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,760,875       2,350
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.7%
     1,250M   Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                 1,317,188         185
     1,035M   New Jersey Wastewater Treatment Trust
                6 1/4% 4/1/2004*                                                                 1,119,094         157
     1,250M   Passaic Valley Sewer Commission
                5 5/8% 12/1/2018                                                                 1,389,063         195
     1,000M   Puerto Rico Commonwealth Aqueduct & Sewer Auth.
                6 1/4% 7/1/2013                                                                  1,227,500         172
              Puerto Rico Electric Power Authority:
     1,000M     Series "HH" 5 1/4% 7/1/2029                                                      1,048,750         147
     2,000M     Series "II" 5 3/8% 7/1/2017                                                      2,232,500         313
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,334,095       1,169
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--23.2%
    $2,900M   Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
               7.4% 7/1/2016                                                                    $3,820,750        $536
     2,530M   Camden County Impt. Auth. Lease Rev.
                5 1/8% 9/1/2019                                                                  2,665,987         374
     1,350M   Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    1,738,125         244
              Essex County Improvement Authority:
     1,230M     Cogen Fac. Proj. 5 1/4% 1/1/2017                                                 1,329,937         187
     1,000M     Correctional Fac. Proj. 5 1/2% 10/1/2018                                         1,091,250         153
              New Jersey Economic Development Authority:
     2,000M     Educational Testing Service 6 1/8% 5/15/2005*                                    2,255,000         316
     2,185M     Market Transition Facility 5 7/8% 7/1/2004*                                      2,378,919         334
     1,155M   Puerto Rico Municipal Finance Agy. 5 1/4% 8/1/2020                                 1,243,069         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,523,037       2,318
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $63,674,189)                                               69,916,962       9,806
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
       500M   New Jersey Economic Dev. Auth. Rev. (Lawrenceville
                School Proj.) Adjustable Rate Note 1.45% **
                (cost $500,000)                                                                    500,000          70
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $64,174,189)                               98.8%     70,416,962       9,876
Other Assets, Less Liabilities                                                         1.2         883,980         124
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $71,300,942     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

            NORTH CAROLINA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,746                    11,228
Dec-94              10,053                    10,648
Dec-95              11,934                    12,520
Dec-96              12,373                    13,053
Dec-97              13,555                    14,252
Dec-98              14,466                    15,176
Dec-99              14,126                    14,863
Dec-00              15,885                    16,599
Dec-01              16,510                    17,450
Dec-02              18,257                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.58%            4.22%
  Five Years             6.14%            4.89%
  Ten Years              6.83%            6.20%
  S.E.C. 30-Day Yield            2.97%
Class B Shares
  One Year               9.78%            5.78%
  Five Years             5.31%            4.98%
  Since Inception
  (1/12/95)              6.80%            6.80%
  S.E.C. 30-Day Yield            2.40%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.74%, 4.11% and 5.25%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.58% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.28%, 4.19% and 5.89%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.06% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.4%
              Certificates of Participation--11.6%
      $400M   Carteret County 5 5/8% 6/1/2020                                                     $439,500        $198
       500M   Dare County 5% 6/1/2023                                                              511,875         230
              Harnett County:
       500M     5 1/2% 12/1/2014                                                                   561,875         253
       500M     5 1/8% 12/1/2023                                                                   520,625         234
       250M   Pitt County 5 1/4% 4/1/2015                                                          273,438         123
       250M   Randolph County 5 1/2% 6/1/2015                                                      275,625         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,582,938       1,162
----------------------------------------------------------------------------------------------------------------------
              Education--14.9%
       500M   Appalachian State Univ. Hsg. & Student Center
                5.6% 7/15/2020                                                                     549,375         247
       430M   Iredell County Public Facilities School Projects
                6% 6/1/2017                                                                        496,113         223
       500M   North Carolina Capital Facilities Fin. Agy. (Meredith
              College) 5 1/8% 6/1/2014                                                             543,750         245
       250M   North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2012                                                                     280,625         126
       600M   University North Carolina Asheville Rev. 5% 6/1/2018                                 634,500         286
       750M   University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                             798,750         359
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,303,113       1,486
----------------------------------------------------------------------------------------------------------------------
              General Obligations--21.9%
       250M   Bladen County 5.6% 5/1/2016                                                          280,000         126
              Brunswick County:
       225M     5% 5/1/2017                                                                        241,313         108
       500M     5 3/4% 5/1/2017                                                                    566,875         255
       250M   Cleveland County 5 1/2% 3/1/2012                                                     270,000         121
       750M   Craven County 5% 5/1/2018                                                            799,687         360
       200M   Gaston County 5.7% 3/1/2004*                                                         214,250          96
       400M   Johnston County 5% 6/1/2018                                                          428,000         193
       200M   Morganton 5.7% 6/1/2014                                                              220,250          99
       400M   Onslow County 5.7% 3/1/2011                                                          437,000         197
              Puerto Rico Commonwealth:
       250M     5.65% 7/1/2015                                                                     293,437         132
       300M     5 1/4% 7/1/2027                                                                    315,000         142
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
      $280M   Rowan County 5.6% 4/1/2005*                                                         $310,800        $140
       250M   Union County 5.4% 3/1/2015                                                           274,687         124
       200M   Watauga County 5.9% 6/1/2004*                                                        217,000          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,868,299       2,190
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.1%
       250M   Cumberland County Finance Corp. Installment Pmt. Rev.
                (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                    279,375         126
       400M   North Carolina Medical Care Community Hosp. Rev.
                (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                             437,500         197
       175M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    192,063          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                   908,938         409
----------------------------------------------------------------------------------------------------------------------
              Housing--.6%
       125M   North Carolina Hsg. Fin. Agy. Multi-Family Series "F"
                6.6% 7/1/2017                                                                      130,469          59
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.8%
              Piedmont Triad Airport Authority Revenue:
       800M     5 1/2% 7/1/2013                                                                    879,000         395
       500M     5 1/4% 7/1/2016                                                                    538,125         242
              Puerto Rico Commonwealth Hwy. & Trans.
              Auth. Revenue:
       520M     6 1/4% 7/1/2014                                                                    640,250         288
       250M     6% 7/1/2018                                                                        304,063         137
       840M   Raleigh-Durham Airport Auth. Rev. 5% 11/1/2011                                       926,100         417
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,287,538       1,479
----------------------------------------------------------------------------------------------------------------------
              Utilities--27.6%
       600M   Broad River Water Auth. Water Sys. Rev.
                5 3/4% 6/1/2017                                                                    675,750         304
       250M   Buncombe County Solid Waste Sys. 5.6% 3/1/2011                                       277,813         125
              Charlotte Storm Water Fee Revenue:
       250M     5.65% 6/1/2010*                                                                    292,812         132
       615M     5 1/4% 6/1/2017                                                                    678,806         305
       300M   Durham County Enterprise Sys. Rev. 5% 6/1/2018                                       319,875         144
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $300M   Fayetteville Public Works Commission Rev.
                5 1/2% 3/1/2015                                                                   $333,375        $150
       250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                281,875         127
       250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                          265,938         119
              Greenville Combined Enterprise Sys. Revenue:
       250M     5 3/4% 9/1/2014                                                                    295,937         133
       515M     6% 9/1/2016                                                                        627,656         282
       250M     5 1/2% 9/1/2017                                                                    271,875         122
       250M     5 1/2% 9/1/2018                                                                    270,937         122
       250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                           276,875         124
       220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                             237,600         107
       200M   North Carolina Eastern Municipal Pwr. Agy.
                5.6% 1/1/2010                                                                      224,000         101
       100M   North Carolina Municipal Pwr. Agy. (Catawba Elec.)
                6% 1/1/2010                                                                        116,875          53
       650M   Puerto Rico Electric Pwr. Auth. 5 1/4% 7/1/2022                                      697,937         314
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,145,936       2,764
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.9%
       390M   Fayetteville Finance Corp. Inst. Municipal Bldg.
                Prog. 5.7% 2/1/2010                                                                433,388         195
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $19,960,356)                                     97.4%     21,660,619       9,744
Other Assets, Less Liabilities                                                         2.6         568,379         256
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $22,228,998     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                      OHIO           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,665                    11,228
Dec-94              10,035                    10,648
Dec-95              11,775                    12,520
Dec-96              12,274                    13,053
Dec-97              13,334                    14,252
Dec-98              14,035                    15,176
Dec-99              13,787                    14,863
Dec-00              15,348                    16,599
Dec-01              15,970                    17,450
Dec-02              17,692                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.79%            4.41%
  Five Years             5.82%            4.57%
  Ten Years              6.50%            5.87%
  S.E.C. 30-Day Yield            2.89%
Class B Shares
  One Year               9.95%            5.95%
  Five Years             5.01%            4.68%
  Since Inception
  (1/12/95)              6.40%            6.40%
  S.E.C. 30-Day Yield            2.30%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.96%, 4.13% and 5.43%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.50% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.49%, 4.24% and 5.95%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.98% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Education--13.7%
    $1,200M   Cincinnati Tech. College Gen. Receipts
                5 1/4% 10/1/2020                                                                $1,287,000        $508
     1,000M   Cuyahoga Cmnty. College District Gen. Receipts
                5% 12/1/2022                                                                     1,032,500         407
     1,000M   University Akron Gen. Receipts 6% 1/1/2016                                         1,150,000         454
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,469,500       1,369
----------------------------------------------------------------------------------------------------------------------
              General Obligations--63.0%
     1,000M   Adams County Valley Local School District
                7% 12/1/2018                                                                     1,298,750         512
     1,000M   Akron-Summit County Public Library 5% 12/1/2018                                    1,061,250         419
       800M   Avon Local School District 6 1/2% 12/1/2015                                        1,008,000         398
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                  1,270,000         501
       425M   Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                     470,156         186
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   582,500         230
       500M   Clyde-Green Springs Exempted Village Local School
                District 7% 12/1/2013                                                              572,500         226
       450M   Dublin 6.4% 12/1/2014                                                                547,313         216
       525M   East Clinton Local School District 6 7/8% 12/1/2009                                  599,156         236
     1,135M   Eaton City School District 5 3/8% 12/1/2018                                        1,249,919         493
       700M   Garfield Heights 6.3% 12/1/2014                                                      771,750         305
       655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                  773,719         305
       740M   Lakota Local School District 5 1/2% 12/1/2017                                        852,850         337
     1,000M   Licking County Joint Voc. School District
                5% 12/1/2020                                                                     1,040,000         410
     1,300M   Lorain 5 1/2% 12/1/2018                                                            1,443,000         569
       250M   North Fork Local School District 5 3/4% 12/1/2018                                    296,563         117
       500M   North Royalton City School 6% 12/1/2014                                              584,375         231
       350M   Portage County 6.2% 12/1/2014                                                        385,437         152
       260M   Shaker Heights City School District 7.1% 12/15/2010                                  309,400         122
       750M   Youngstown 6% 12/1/2031                                                              852,187         336
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,968,825       6,301
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.2%
       500M   Lorain County Hosp. Rev. (Catholic Healthcare
                Partners) 5 1/2% 9/1/2011                                                          553,750         218
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.6%
      $600M   Alliance Sewer System Rev. 6% 10/15/2010                                            $655,500        $259
       805M   Hamilton Waterworks Rev. 5% 10/15/2017                                               862,356         340
       280M   Hamilton Wastewater Rev. 5.9% 10/15/2011                                             313,950         124
       500M   Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                  559,375         221
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                       296,875         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,688,056       1,061
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.9%
     1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                         1,141,250         450
     1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                      1,126,250         444
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,267,500         894
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,675,088)                                               24,947,631       9,843
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       200M   Ohio State Air Quality Dev. Auth. Rev.
                Adjustable Rate Note 1.7% * (cost $200,000)                                        200,000          79
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,875,088)                               99.2%     25,147,631       9,922
Other Assets, Less Liabilities                                                          .8         197,696          78
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,345,327     $10,000
======================================================================================================================

* Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                    OREGON           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,659                    11,228
Dec-94               9,951                    10,648
Dec-95              11,741                    12,520
Dec-96              12,173                    13,053
Dec-97              13,386                    14,252
Dec-98              14,228                    15,176
Dec-99              13,950                    14,863
Dec-00              15,491                    16,599
Dec-01              16,117                    17,450
Dec-02              17,735                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.04%            3.69%
  Five Years             5.79%            4.54%
  Ten Years              6.53%            5.90%
  S.E.C. 30-Day Yield            2.74%
Class B Shares
  One Year               9.16%            5.16%
  Five Years             4.97%            4.64%
  Since Inception
  (1/12/95)              6.55%            6.55%
  S.E.C. 30-Day Yield            2.15%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.23%, 3.89% and 5.02%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.36% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.68%, 3.98% and 5.67%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.82% Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Certificates of Participation--4.8%
              Oregon State Dept. of Administrative Services:
      $500M     5.65% 5/1/2007*                                                                   $576,250        $224
       500M     5 1/4% 5/1/2017                                                                    543,125         211
       100M   Washington County Educational Service District
               7% 6/1/2005*                                                                        113,125          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,232,500         479
----------------------------------------------------------------------------------------------------------------------
              Education--1.7%
       200M   Chemeketa Community College District
                6.4% 7/1/2009                                                                      220,500          86
       200M   Oregon State Hlth. & Hsg. Educ. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                               217,750          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                   438,250         170
----------------------------------------------------------------------------------------------------------------------
              General Obligations--52.9%
       300M   Chemeketa Community College District
                5.8% 6/1/2006*                                                                     339,375         132
       500M   Deschutes County Administrative School District #1
                5 1/2% 6/15/2016                                                                   554,375         215
     1,000M   Deschutes County 5% 12/1/2015                                                      1,083,750         421
     1,055M   Gresham 5 3/8% 6/1/2017                                                            1,157,862         450
       250M   Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   277,187         108
       635M   Jefferson County School District #509J
                5 1/4% 6/15/2019                                                                   681,037         265
       500M   Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   540,000         210
       245M   La Grande 5 5/8% 6/1/2011                                                            269,500         105
       200M   Lane County School District #019 (Springfield)
                6 1/4% 10/15/2004*                                                                 219,000          85
              Linn County School District:
       250M     #9 (Lebanon) 6 1/8% 6/15/2010*                                                     299,062         116
       180M     #095 (Scio) 5 3/4% 7/15/2011                                                       199,350          77
       500M     #055 (Sweet Home) 5 1/2% 6/15/2025                                                 531,875         207
       250M   Morrow County School District #1
                5 5/8% 6/15/2014                                                                   279,375         109
       250M   Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                   280,625         109
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
              Polk Marion & Benton Counties School District #13J:
      $200M     5 1/2% 12/1/2008                                                                  $215,750         $84
       760M     5 5/8% 6/15/2016                                                                   842,650         327
     1,000M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                           1,227,500         477
       600M   Southwestern Community College District
                6.05% 6/1/2020                                                                     683,250         266
       250M   Tillamook County 5.6% 1/15/2007*                                                     283,125         110
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                       216,000          84
       500M     5 1/4% 7/1/2014                                                                    562,500         219
       520M   Wasco County School District #12, 5 1/2% 6/15/2018                                   599,300         233
              Washington and Clackamas County School
              District #23J (Tigard):
       700M     5 1/4% 6/1/2016                                                                    792,750         308
     1,000M     5 3/8% 6/15/2020                                                                 1,078,750         419
              Washington County School District:
       170M     #003 (Hillsboro) 6% 11/1/2005*                                                     190,400          74
       145M     #88J (Sherwood) 6.1% 6/1/2005*                                                     160,950          62
        55M     #88J (Sherwood) 6.1% 6/1/2012                                                       60,088          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,625,386       5,295
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.1%
     1,000M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,053,750         410
----------------------------------------------------------------------------------------------------------------------
              Housing--2.0%
              Oregon State Housing & Community Svcs. Dept.
                Mortgage Rev. Single-Family Mortgage Program:
       175M     6% 7/1/2012                                                                        185,062          72
       305M     5.95% 7/1/2013                                                                     325,207         126
----------------------------------------------------------------------------------------------------------------------
                                                                                                   510,269         198
----------------------------------------------------------------------------------------------------------------------
              Transportation--8.3%
              Oregon State Department of Transportation Revenue:
       100M     6.2% 6/2/2004*                                                                     108,875          42
       200M     6 1/4% 6/2/2004*                                                                   218,000          85
       500M   Portland Airport Way Urban Renewal & Redevelopment
               6% 6/15/2016                                                                        576,875         224
       250M   Port Portland International Airport 5% 7/1/2013                                      272,500         106
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
              Puerto Rico Commonwealth Hwy. & Trans.
                Auth. Revenue:
      $500M     6 1/4% 7/1/2014                                                                   $615,625        $239
       300M     5 3/4% 7/1/2018                                                                    338,250         132
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,130,125         828
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.0%
       440M   Columbia River Peoples Utility District Elec.
                Sys. 5.55% 12/1/2020                                                               475,750         185
       125M   Emerald Peoples Utility District 7.35% 11/1/2011                                     160,469          62
       600M   Eugene Water Utility System 5.8% 8/1/2020                                            669,000         260
       200M   Klamath Falls Water Revenue 6.1% 6/1/2004*                                           215,500          84
       250M   Marion County Solid Waste & Electric Revenue
                5 3/8% 10/1/2008                                                                   271,563         106
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                             275,938         107
       400M   Portland Sewer System Revenue Series "A"
                6.2% 6/1/2004*                                                                     431,500         168
              Puerto Rico Electric Power Authority:
       500M     5 1/8% 7/1/2026                                                                    523,125         203
       500M     5 1/4% 7/1/2029                                                                    524,375         204
       250M   Salem Water & Sewer Revenue 5 1/2% 6/1/2006*                                         280,625         109
       250M   Washington County Unified Sewer Agy.
                5 3/4% 10/1/2012                                                                   294,375         114
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,122,220       1,602
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--7.0%
       500M   Oregon State Administrative Services Lottery
                5 3/4% 4/1/2014                                                                    563,125         219
              Portland Urban Renewal & Redevelopment:
       700M     5 3/4% 6/15/2017                                                                   789,250         307
       405M     5 1/2% 6/15/2020                                                                   438,413         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,790,788         696
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,996,764)                                               24,903,288       9,678
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.5%
      $400M   Portland Poll. Cntl. (Reynolds Metal)
                Adjustable Rate Note 1.9% ** (cost $400,000)                                      $400,000        $155
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $23,396,764)                               98.3%     25,303,288       9,833
Other Assets, Less Liabilities                                                         1.7         429,864         167
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $25,733,152     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

 ** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

              PENNSYLVANIA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,769                    11,228
Dec-94              10,090                    10,648
Dec-95              11,936                    12,520
Dec-96              12,340                    13,053
Dec-97              13,468                    14,252
Dec-98              14,173                    15,176
Dec-99              13,856                    14,863
Dec-00              15,420                    16,599
Dec-01              16,110                    17,450
Dec-02              17,837                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.72%            4.32%
  Five Years             5.78%            4.54%
  Ten Years              6.59%            5.96%
  S.E.C. 30-Day Yield            2.48%
Class B Shares
  One Year               9.95%            5.95%
  Five Years             4.96%            4.63%
  Since Inception
  (1/12/95)              6.47%            6.47%
  S.E.C. 30-Day Yield            1.88%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 4.06%, 4.26% and 5.64%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.25% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 5.67%, 4.35% and 6.17%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.65% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Education--13.8%
    $1,000M   Allegheny County Higher Educ. Bldg. Auth.
                (Duquesne Univ.) 5 1/2% 3/1/2020                                                $1,135,000        $235
     1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                               1,198,750         248
              Pennsylvania State Higher Educ. Facs. Authority:
     1,410M     5 1/2% 6/15/2014                                                                 1,558,050         322
     1,000M     5% 6/15/2018                                                                     1,058,750         219
              State Public School Bldg. Auth. College Revenue:
     1,000M     Butler County Cmnty. College Proj.
                  5.7% 7/15/2010*                                                                1,170,000         242
       500M     Delaware County Cmnty. College Proj.
                  5 3/4% 10/1/2016                                                                 561,875         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,682,425       1,382
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.1%
     1,000M   Adams County 5 3/8% 5/15/2011*                                                     1,146,250         237
     1,000M   Erie 5.7% 5/15/2007*                                                               1,146,250         237
     1,545M   Garnet Valley School District 5 1/2% 4/1/2014                                      1,738,125         359
     1,000M   General McLane School District 5 3/4% 5/15/2007*                                   1,148,750         238
     1,065M   Mifflin County 5 1/2% 9/1/2020                                                     1,155,525         239
     1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,527,094         316
     1,000M   Pennsbury School District 5 1/2% 1/15/2017                                         1,110,000         230
       385M   Philadelphia 6% 11/15/2014                                                           421,575          87
              Philadelphia School District:
     1,180M     6% 3/1/2015                                                                      1,358,475         281
     1,000M     5 1/2% 2/1/2026                                                                  1,063,750         220
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                         1,721,250         356
       900M   Stroudsburg Area School District 5.8% 10/1/2005*                                   1,000,125         207
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,537,169       3,007
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.0%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,177,500         243
                Health Center--University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                                  1,103,750         228
     1,000M       5.65% 4/1/2014                                                                 1,106,250         229
     1,000M   Berks County Municipal Auth. Hosp. (Reading Hosp.
                Med. Ctr.) 5.7% 10/1/2014                                                        1,161,250         240
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    $1,000M   Dauphin County General Hlth. Sys. (Pinnacle Hlth.
                Sys.) 5 1/2% 5/15/2013                                                          $1,087,500        $225
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011                                                                  1,146,250         237
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,782,500       1,402
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.6%
     1,620M   Allegheny County Port. Auth. Spl. Rev.
                5 1/4% 3/1/2020                                                                  1,719,224         356
----------------------------------------------------------------------------------------------------------------------
              Utilities--20.0%
     1,000M   Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,101,250         228
     1,325M   Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,429,344         296
     1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,178,750         244
     1,000M   Philadelphia Water & Wastewater Rev.
                6 1/4% 8/1/2012                                                                  1,212,500         251
     2,950M   Pittsburgh Water & Sewer Auth. 6 1/2% 9/1/2013                                     3,650,625         755
     1,000M   Washington County Indl. Dev. Auth. (West PA Pwr.)
                6.05% 4/1/2014                                                                   1,103,750         227
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,676,219       2,001
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--16.0%
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl.
                Tax Rev. 7% 6/15/2005*                                                           1,132,500         234
     1,000M   Pennsylvania State Indl. Dev. Auth. 6% 1/1/2012                                    1,060,310         219
              Philadelphia Auth. Indl. Dev. Lease Revenue:
     1,000M     5 1/2% 10/1/2014                                                                 1,127,500         233
     1,000M     5 1/2% 10/1/2016                                                                 1,118,750         231
     1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,098,750         227
              Philadelphia Redev. Neighborhood Transformation
                Series "A":
     1,000M     5 1/2% 4/15/2016                                                                 1,111,250         230
     1,000M     5 1/2% 4/15/2019                                                                 1,087,500         225
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,736,560       1,599
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $42,277,196)                                               47,134,097       9,747
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
      $350M   Delaware County Indl. Dev. Auth.
                Adjustable Rate Note 1.48% ** (cost $350,000)                                     $350,000         $72
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $42,627,196)                               98.2%     47,484,097       9,819
Other Assets, Less Liabilities                                                         1.8         876,318         181
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $48,360,415     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2002.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First
Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

                  VIRGINIA           LEHMAN BROTHERS
                      FUND      MUNICIPAL BOND INDEX
Dec-92             $ 9,425                   $10,000
Dec-93              10,642                    11,228
Dec-94              10,007                    10,648
Dec-95              11,751                    12,520
Dec-96              12,158                    13,053
Dec-97              13,256                    14,252
Dec-98              14,010                    15,176
Dec-99              13,642                    14,863
Dec-00              15,206                    16,599
Dec-01              15,821                    17,450
Dec-02              17,425                    19,126

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year              10.14%            3.84%
  Five Years             5.62%            4.37%
  Ten Years              6.34%            5.71%
  S.E.C. 30-Day Yield            2.94%
Class B Shares
  One Year               9.21%            5.21%
  Five Years             4.77%            4.44%
  Since Inception
  (1/12/95)              6.24%            6.24%
  S.E.C. 30-Day Yield            2.14%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) beginning 12/31/92 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/02) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 7/1/93, the maximum sales charges were 6.25% and 6.9%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 3.53%, 3.99% and 5.30%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 2.67% . The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 4.88%, 4.05% and 5.84%, respectively, and the S.E.C. 30-Day Yield for December 2002 would have been 1.91% . Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--6.9%
      $575M   George Mason University 6 3/8% 2/1/2016                                             $635,375        $148
     1,100M   Norfolk Redev. & Housing Auth. (Tidewater Cmnty.
                College) 5 7/8% 11/1/2015                                                        1,227,875         287
     1,000M   Virginia College Building Auth. Educ. Facs. Rev.
                5 1/4% 2/1/2017                                                                  1,087,500         254
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,950,750         689
----------------------------------------------------------------------------------------------------------------------
              General Obligations--25.9%
     1,000M   Hampton 5 3/4% 2/1/2014                                                            1,143,750         267
     1,065M   Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                     1,112,925         260
              Norfolk:
     1,730M     5% 7/1/2020                                                                      1,797,038         420
     1,100M     5% 7/1/2021                                                                      1,138,500         266
       980M   Portsmouth Public Utility 5 1/2% 8/1/2019                                          1,013,947         237
              Richmond:
     1,000M     5 3/8% 1/15/2015                                                                 1,096,250         256
     1,000M     5 1/2% 1/15/2017                                                                 1,103,750         258
     1,000M     5% 7/15/2019                                                                     1,050,000         246
     1,000M   Roanoke Public Improvement Series "A"
                5 1/4% 10/1/2020                                                                 1,066,250         249
       500M   Virginia State Public School Auth. 6 1/2% 8/1/2004*                                  550,625         129
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,073,035       2,588
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.9%
     1,050M   Danville Indl. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                                1,151,062         269
              Roanoke Industrial Development Authority:
     1,000M   Carilion Health System Series "A"
                5 1/2% 7/1/2021                                                                  1,073,750         251
     1,675M   Roanoke Memorial Hospitals Proj.
                6 1/8% 7/1/2017                                                                  2,028,844         474
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,253,656         994
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.4%
              Metropolitan Washington DC Airport Auth. System:
       960M     Series "B" 5.1% 10/1/2021                                                          987,600         231
       500M     Series "B" 5 1/8% 10/1/2022                                                        515,000         120
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2002

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
    $1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                             $1,719,725        $402
     1,000M   Puerto Rico Commonwealth. Hwy. & Trans. Auth.
                Rev. 6 1/4% 7/1/2014                                                             1,231,250         288
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,453,575       1,041
----------------------------------------------------------------------------------------------------------------------
              Utilities--18.4%
     1,165M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,352,856         316
     1,395M   Henry County Public Svc. Auth. Water & Sewer
                Rev. 5 1/2% 11/15/2019                                                           1,602,505         374
     1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,120,000         262
       500M   Powhatan County Economic Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   537,500         126
              Puerto Rico Electric Power Authority:
     1,000M     5 3/8% 7/1/2017                                                                  1,116,250         261
     1,000M     Series "II" 5 1/4% 7/1/2022                                                      1,073,750         251
     1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,058,750         247
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,861,611       1,837
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.7%
       700M   Frederick County Indl. Dev. Auth. (Govt.
                Complex Proj.) 6 1/2% 12/1/2014                                                    781,375         183
       750M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                   803,438         188
     1,000M   Hampton Convention Center Rev. 5 1/4% 1/15/2016                                    1,101,250         257
       500M   Henrico County Economic Dev. Auth. (Regional
                Jail Proj.) 5 5/8% 11/1/2015                                                       563,750         132
     1,000M   Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,038,750         243
     1,000M   Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,160,000         271
              Puerto Rico Public Buildings Authority:
     1,000M     6 1/4% 7/1/2014                                                                  1,238,750         289
     1,250M     5 1/4% 7/1/2019                                                                  1,400,000         327
     1,000M   Richmond Redev. & Housing Auth. (Old Manchester
                Projects) 6.8% 3/1/2005*                                                         1,132,500         265
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Riverside Regional Jail Authority:
      $545M     5 7/8% 7/1/2005*                                                                  $614,488        $143
       455M     5 7/8% 7/1/2014                                                                    504,481         118
     1,010M   Virginia State Resources Auth. Infrastructure
                Rev. Series "B" 5 1/2% 5/1/2018                                                  1,102,163         257
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,440,945       2,673
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,770,216)                                     98.2%     42,033,572       9,822
Other Assets, Less Liabilities                                                         1.8         760,531         178
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $42,794,103     $10,000
======================================================================================================================

  * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.


See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2002

------------------------------------------------------------------------------------------------


                                                        INSURED
                                     TAX EXEMPT    INTERMEDIATE         INSURED         INSURED
                                   MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $ 18,091,442    $ 35,081,427    $802,061,465    $ 72,169,297
                                   ============    ============    ============    ============
At value (Note 1A)                 $ 18,091,442    $ 36,562,219    $910,169,872    $ 76,006,550
Cash                                    280,717         467,020         636,722         142,379
Receivables:
Interest                                124,140         355,351      15,142,014         936,222
Shares sold                                  --         286,569         110,948         842,735
Investment securities sold                   --              --              --         202,917
Other assets                              4,451              --          81,733              --
                                   ------------    ------------    ------------    ------------
Total Assets                         18,500,750      37,671,159     926,141,289      78,130,803
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Distributions payable                       987         105,691       3,484,075         272,806
Investment securities
purchased                                    --              --              --         201,973
Shares redeemed                           3,778          70,064         698,228         104,759
Accrued advisory fees                     7,981          12,417         504,303          39,229
Accrued expenses                         14,903          16,206         138,831          12,294
                                   ------------    ------------    ------------    ------------
Total Liabilities                        27,649         204,378       4,825,437         631,061
                                   ------------    ------------    ------------    ------------
Net Assets                         $ 18,473,101    $ 37,466,781    $921,315,852    $ 77,499,742
                                   ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                    $ 18,473,101    $ 35,984,330    $813,145,042    $ 73,654,630
Undistributed net investment
income                                       --           1,659          62,403           7,018
Accumulated net realized gain
on investments                               --              --              --             841
Net unrealized appreciation
in value of investments                      --       1,480,792     108,108,407       3,837,253
                                   ------------    ------------    ------------    ------------
Total                              $ 18,473,101    $ 37,466,781    $921,315,852    $ 77,499,742
                                   ============    ============    ============    ============
Net Assets:
Class A                            $ 18,408,970    $ 29,559,974    $915,763,303    $ 64,728,419
Class B                            $     64,131    $  7,906,807    $  5,552,549    $ 12,771,323
Shares outstanding (Note 2):
Class A                              18,408,970       4,585,877      87,573,753       4,239,794
Class B                                  64,131       1,224,496         531,548         837,036

Net asset value and
redemption price per share -
Class A                                 $ 1.00+          $ 6.45          $10.46          $15.27
                                   ============    ============    ============    ============
Maximum offering price per
share - Class A
(Net asset value/.9425)*                    N/A          $ 6.84          $11.10          $16.20
                                   ============    ============    ============    ============
Net asset value and offering
price per share - Class B
(Note 2)                                 $ 1.00          $ 6.46          $10.45          $15.26
                                   ============    ============    ============    ============




Statement of Assets and Liabilities (continued)
FIRST INVESTORS
December 31, 2002

-----------------------------------------------------------------------------------------------
                                                         MULTI-STATE INSURED TAX FREE FUND
                                                   --------------------------------------------
                                       NEW YORK
                                        INSURED
                                       TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $178,677,495    $ 20,872,349    $ 24,001,038    $ 10,437,544
                                   ============    ============    ============    ============
At value (Note 1A)                 $195,275,044    $ 22,654,487    $ 26,454,237    $ 11,280,857
Cash                                     92,562         243,004         285,475          49,306
Receivables:
Interest                              3,006,468         458,078         433,191          69,507
Shares sold                             181,339           2,438          11,050           1,980
Investment securities sold                   --              --              --              --
Other assets                             10,408              --             628              --
                                   ------------    ------------    ------------    ------------
Total Assets                        198,565,821      23,358,007      27,184,581      11,401,650
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Distributions payable                 1,073,884          74,983         109,185          29,594
Investment securities
purchased                                    --       1,009,863       1,293,756              --
Shares redeemed                          61,496              --              --              --
Accrued advisory fees                   102,383           7,666           8,862           2,432
Accrued expenses                         42,718           6,352           9,263           5,047
                                   ------------    ------------    ------------    ------------
Total Liabilities                     1,280,481       1,098,864       1,421,066          37,073
                                   ------------    ------------    ------------    ------------
Net Assets                         $197,285,340    $ 22,259,143    $ 25,763,515    $ 11,364,577
                                   ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                    $180,580,009    $ 20,465,289    $ 23,303,927    $ 10,517,558
Undistributed net investment
income                                  107,782          11,716           4,369           3,706
Accumulated net realized gain
on investments                               --              --           2,020              --
Net unrealized appreciation
in value of investments              16,597,549       1,782,138       2,453,199         843,313
                                   ------------    ------------    ------------    ------------
Total                              $197,285,340    $ 22,259,143    $ 25,763,515    $ 11,364,577
                                   ============    ============    ============    ============
Net Assets:
Class A                            $186,992,474    $ 20,147,695    $ 23,240,265    $ 10,027,308
Class B                            $ 10,292,866    $  2,111,448    $  2,523,250    $  1,337,269
Shares outstanding (Note 2):
Class A                              12,548,347       1,441,246       1,863,082         729,239
Class B                                 691,187         151,055         202,269          97,331

Net asset value and
redemption price per share -
Class A                                  $14.90          $13.98          $12.47          $13.75
                                   ============    ============    ============    ============
Maximum offering price per
share - Class A
(Net asset value/.9425)*                 $15.81          $14.83          $13.23          $14.59
                                   ============    ============    ============    ============
Net asset value and offering
price per share - Class B
(Note 2)                                 $14.89          $13.98          $12.47          $13.74
                                   ============    ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2002
-------------------------------------------------------------------------------------------------------
                                          MULTI-STATE INSURED TAX FREE FUND
                                    -------------------------------------------------------------------
                                    CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
-------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $ 32,523,870    $ 32,879,878     $ 8,784,760    $ 31,308,610
                                   ============    ============    ============    ============
At value (Note 1A)                 $ 35,112,367    $ 36,043,724     $ 9,644,158    $ 33,637,702
Cash                                    179,744         331,380          77,937          40,269
Receivables:
Interest                                574,760         514,164         128,501         618,317
Shares sold                             316,240         141,097          33,420         143,108
Investment securities sold                   --       1,013,557              --              --
Other assets                                 --              --              --              --
                                   ------------    ------------    ------------    ------------
Total Assets                         36,183,111      38,043,922       9,884,016      34,439,396
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Distributions payable                    76,252         125,762          24,087          70,183
Investment securities
purchased                                    --       1,010,528              --              --
Shares redeemed                         172,007           6,415             301             400
Accrued advisory fees                    13,963          15,730           2,117          11,795
Accrued expenses                          8,106           7,638           2,272           5,232
                                   ------------    ------------    ------------    ------------
Total Liabilities                       270,328       1,166,073          28,777          87,610
                                   ------------    ------------    ------------    ------------
Net Assets                         $ 35,912,783    $ 36,877,849     $ 9,855,239    $ 34,351,786
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $ 33,318,679    $ 33,700,551     $ 8,995,938    $ 32,009,293
Undistributed net investment
income                                    5,607          13,452           1,923          13,401
Accumulated net realized loss
on investments                               --              --          (2,020)             --
Net unrealized appreciation
in value of investments               2,588,497       3,163,846         859,398       2,329,092
                                   ------------    ------------    ------------    ------------
Total                              $ 35,912,783    $ 36,877,849     $ 9,855,239    $ 34,351,786
                                   ============    ============    ============    ============
Net Assets:
Class A                            $ 29,864,891    $ 34,524,057     $ 8,324,072    $ 28,204,197
Class B                            $  6,047,892    $  2,353,792     $ 1,531,167    $  6,147,589
Shares outstanding (Note 2):
Class A                               2,192,008       2,496,701         600,710       1,994,687
Class B                                 444,296         170,221         110,628         434,627

Net asset value and
redemption price per share -
Class A                                  $13.62          $13.83          $13.86          $14.14
                                   ============    ============    ============    ============
Maximum offering price per
share - Class A
(Net asset value/.9425)*                 $14.45          $14.67          $14.71          $15.00
                                   ============    ============    ============    ============
Net asset value and offering
price per share - Class B
(Note 2)                                 $13.61          $13.83          $13.84          $14.14
                                   ============    ============    ============    ============



Statement of Assets and Liabilities (continued)
FIRST INVESTORS
December 31, 2002
-------------------------------------------------------------------------------
                                        MULTI-STATE INSURED TAX FREE FUND
                                   --------------------------------------------
                                  MASSACHUSETTS        MICHIGAN       MINNESOTA
-------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $ 26,480,056    $ 38,875,884    $ 11,788,895
                                   ============    ============    ============
At value (Note 1A)                 $ 29,115,261    $ 43,072,852    $ 12,717,232
Cash                                    122,425         253,516         138,296
Receivables:
Interest                                385,503         542,063         237,715
Shares sold                               1,894         132,418              94
Investment securities sold                   --              --              --
Other assets                                644             608             528
                                   ------------    ------------    ------------
Total Assets                         29,625,727      44,001,457      13,093,865
                                   ------------    ------------    ------------
Liabilities
Payables:
Distributions payable                    55,224         223,279           8,408
Investment securities
purchased                                    --              --              --
Shares redeemed                           2,686              --             947
Accrued advisory fees                    11,513          18,913           2,822
Accrued expenses                         14,630           9,962           1,659
                                   ------------    ------------    ------------
Total Liabilities                        84,053         252,154          13,836
                                   ------------    ------------    ------------
Net Assets                         $ 29,541,674    $ 43,749,303    $ 13,080,029
                                   ============    ============    ============
Net Assets Consist of:
Capital paid in                    $ 26,900,511    $ 39,510,176    $ 12,155,235
Undistributed net investment
income                                    3,025          41,839           3,277
Accumulated net realized gain
(loss) on investments                     2,933             320          (6,820)
Net unrealized appreciation
in value of investments               2,635,205       4,196,968         928,337
                                   ------------    ------------    ------------
Total                              $ 29,541,674    $ 43,749,303    $ 13,080,029
                                   ============    ============    ============
Net Assets:
Class A                            $ 25,686,520    $ 41,991,780    $ 12,259,414
Class B                            $  3,855,154    $  1,757,523    $    820,615
Shares outstanding (Note 2):
Class A                               2,088,696       3,223,655       1,015,173
Class B                                 313,422         135,099          67,915

Net asset value and
redemption price per share -
Class A                                  $12.30          $13.03          $12.08
                                   ============    ============    ============
Maximum offering price per
share - Class A
(Net asset value/.9425)*                 $13.05          $13.82          $12.82
                                   ============    ============    ============
Net asset value and offering
price per share - Class B
(Note 2)                                 $12.30          $13.01          $12.08
                                   ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2002
-----------------------------------------------------------------------------------------------
                                                    MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                       MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                  $ 7,950,616    $ 64,174,189    $ 19,960,356    $ 22,875,088
                                   ============    ============    ============    ============
At value (Note 1A)                  $ 8,538,812    $ 70,416,962    $ 21,660,619    $ 25,147,631
Cash                                     87,118         102,751         313,509          86,269
Receivables:
Interest                                143,125       1,171,061         264,892         191,222
Shares sold                              23,567          21,176          20,378          28,546
Other assets                                 --             277              --             572
                                   ------------    ------------    ------------    ------------
Total Assets                          8,792,622      71,712,227      22,259,398      25,454,240
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Distributions payable                    12,365         289,793          18,554          82,760
Shares redeemed                          25,000          61,894              17           6,574
Accrued advisory fees                     1,881          34,080           7,583           8,742
Accrued expenses                          1,368          25,518           4,246          10,837
                                   ------------    ------------    ------------    ------------
Total Liabilities                        40,614         411,285          30,400         108,913
                                   ------------    ------------    ------------    ------------
Net Assets                          $ 8,752,008    $ 71,300,942    $ 22,228,998    $ 25,345,327
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                     $ 8,169,407    $ 65,032,171    $ 20,558,851    $ 23,066,599
Undistributed net investment
income                                      318          25,998           9,211           5,829
Accumulated net realized gain
(loss) on investments                    (5,913)             --         (39,327)            356
Net unrealized appreciation
in value of investments                 588,196       6,242,773       1,700,263       2,272,543
                                   ------------    ------------    ------------    ------------
Total                               $ 8,752,008    $ 71,300,942    $ 22,228,998    $ 25,345,327
                                   ============    ============    ============    ============
Net Assets:
Class A                             $ 6,655,601    $ 65,130,294    $ 18,479,003    $ 22,750,726
Class B                             $ 2,096,407    $  6,170,648    $  3,749,995    $  2,594,601
Shares outstanding (Note 2):
Class A                                 487,445       4,866,498       1,361,638       1,769,262
Class B                                 153,591         462,425         276,145         201,671

Net asset value and
redemption price per share -
Class A                                  $13.65          $13.38          $13.57          $12.86
                                   ============    ============    ============    ============
Maximum offering price
per share - Class A
(Net asset value/.9425)*                 $14.48          $14.20          $14.40          $13.64
                                   ============    ============    ============    ============
Net asset value and offering
price per share - Class B
(Note 2)                                 $13.65          $13.34          $13.58          $12.87
                                   ============    ============    ============    ============



Statement of Assets and Liabilities (continued)
FIRST INVESTORS
December 31, 2002
-------------------------------------------------------------------------------
                                         MULTI-STATE INSURED TAX FREE FUND
                                   --------------------------------------------
                                         OREGON    PENNSYLVANIA        VIRGINIA
-------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $ 23,396,764    $ 42,627,196    $ 38,770,216
                                   ============    ============    ============
At value (Note 1A)                 $ 25,303,288    $ 47,484,097    $ 42,033,572
Cash                                    272,772         376,514         104,790
Receivables:
Interest                                236,492         581,822         751,717
Shares sold                              31,725         230,152          54,087
Other assets                                 --              --              --
                                   ------------    ------------    ------------
Total Assets                         25,844,277      48,672,585      42,944,166
                                   ------------    ------------    ------------
Liabilities
Payables:
Distributions payable                    17,950         172,456         121,101
Shares redeemed                          74,716         104,685              --
Accrued advisory fees                     8,891          20,775          18,506
Accrued expenses                          9,568          14,254          10,456
                                   ------------    ------------    ------------
Total Liabilities                       111,125         312,170         150,063
                                   ------------    ------------    ------------
Net Assets                         $ 25,733,152    $ 48,360,415    $ 42,794,103
                                   ============    ============    ============
Net Assets Consist of:
Capital paid in                    $ 23,850,843    $ 43,481,935    $ 39,508,498
Undistributed net investment
income                                       29          21,313          21,978
Accumulated net realized gain
(loss) on investments                   (24,244)            266             271
Net unrealized appreciation
in value of investments               1,906,524       4,856,901       3,263,356
                                   ------------    ------------    ------------
Total                              $ 25,733,152    $ 48,360,415    $ 42,794,103
                                   ============    ============    ============
Net Assets:
Class A                            $ 22,578,287    $ 45,111,240    $ 40,429,824
Class B                            $  3,154,865    $  3,249,175    $  2,364,279
Shares outstanding (Note 2):
Class A                               1,701,778       3,324,418       2,989,075
Class B                                 238,019         239,789         175,221

Net asset value and
redemption price per share -
Class A                                  $13.27          $13.57          $13.53
                                   ============    ============    ============
Maximum offering price
per share - Class A
(Net asset value/.9425)*                 $14.08          $14.40          $14.36
                                   ============    ============    ============
Net asset value and offering
price per share - Class B
(Note 2)                                 $13.25          $13.55          $13.49
                                   ============    ============    ============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2002

---------------------------------------------------------------------------------------------------

                                                        INSURED
                                     TAX EXEMPT    INTERMEDIATE         INSURED         INSURED
                                   MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
---------------------------------------------------------------------------------------------------
Investment Income
Interest income                       $ 318,497     $   883,047    $ 48,378,494     $ 2,498,434
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                            99,133         132,652       6,487,599         537,554
Distribution plan expenses -
Class A                                      --          43,993       2,455,151         116,003
Distribution plan expenses -
Class B                                     803          45,099          54,726          73,544
Shareholder servicing costs              31,865          18,658         650,914          45,433
Professional fees                        24,748          19,530          86,598          25,029
Custodian fees                            8,388           7,209          75,657          13,311
Reports to shareholders                   3,115           2,283          93,877           6,574
Other expenses                           15,192          14,349         241,870          25,080
                                   ------------    ------------    ------------    ------------
Total expenses                          183,244         283,773      10,146,392         842,528
Less: Expenses waived or
assumed                                 (23,234)        (83,032)       (723,337)       (248,232)
Custodian fees paid
indirectly                                 (565)         (1,438)        (14,762)         (2,057)
                                   ------------    ------------    ------------    ------------
Net expenses                            159,445         199,303       9,408,293         592,239
                                   ------------    ------------    ------------    ------------
Net investment income                   159,052         683,744      38,970,201       1,906,195
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on
investments                                  --         604,163      21,016,758       1,264,999
Net unrealized appreciation
of investments                               --       1,138,732      28,203,587       2,727,714
                                   ------------    ------------    ------------    ------------
Net gain on investments                      --       1,742,895      49,220,345       3,992,713
                                   ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations             $ 159,052     $ 2,426,639    $ 88,190,546     $ 5,898,908
                                   ============    ============    ============    ============



Statement of Operations (continued)
FIRST INVESTORS
Year Ended December 31, 2002

-----------------------------------------------------------------------------------------------
                                                         MULTI-STATE INSURED TAX FREE FUND
                                                  ---------------------------------------------

                                       NEW YORK
                                        INSURED
                                       TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------
Investment Income
Interest income                     $ 9,631,799     $   991,840     $ 1,029,594     $   491,841
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                         1,417,827         150,777         158,378          75,819
Distribution plan expenses -
Class A                                 450,016          45,823          48,925          22,793
Distribution plan expenses -
Class B                                  90,373          17,745          15,470           9,922
Shareholder servicing costs             112,443           8,682          11,097           6,775
Professional fees                        41,155          12,687           8,789          12,147
Custodian fees                           23,767           3,827           4,183           1,968
Reports to shareholders                  17,627           1,626           1,717             967
Other expenses                           59,797           6,962           7,207           5,172
                                   ------------    ------------    ------------    ------------
Total expenses                        2,213,005         248,129         255,766         135,563
Less: Expenses waived or
assumed                                (283,566)        (80,847)        (84,504)        (65,673)
Custodian fees paid
indirectly                              (10,250)         (3,216)         (1,348)         (1,808)
                                   ------------    ------------    ------------    ------------
Net expenses                          1,919,189         164,066         169,914          68,082
                                   ------------    ------------    ------------    ------------
Net investment income                 7,712,610         827,774         859,680         423,759
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on
investments                           5,804,131         228,591         247,435          76,093
Net unrealized appreciation
of investments                        5,139,641         868,589         965,543         500,224
                                   ------------    ------------    ------------    ------------
Net gain on investments              10,943,772       1,097,180       1,212,978         576,317
                                   ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations           $18,656,382     $ 1,924,954     $ 2,072,658     $ 1,000,076
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2002

--------------------------------------------------------------------------------------------------
                                                   MULTI-STATE INSURED TAX FREE FUND
                                   ---------------------------------------------------------------
                                    CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
--------------------------------------------------------------------------------------------------
Investment Income
Interest income                     $ 1,526,921     $ 1,637,755       $ 430,670     $ 1,337,859
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                           229,577         246,879          66,586         210,035
Distribution plan expenses -
Class A                                  64,839          77,930          19,320          57,019
Distribution plan expenses -
Class B                                  46,747          17,451          11,502          51,973
Shareholder servicing costs              17,494          17,429           4,088          14,423
Professional fees                        22,242          22,013           8,642          12,775
Custodian fees                            5,536           7,180           1,997           4,429
Reports to shareholders                   2,449           2,853             705           2,309
Other expenses                           13,499          10,234           6,690          11,660
                                   ------------    ------------    ------------    ------------
Total expenses                          402,383         401,969         119,530         364,623
Less: Expenses waived or
assumed                                (120,801)       (106,883)        (55,903)       (111,825)
Custodian fees paid
indirectly                               (1,731)         (2,117)         (1,742)         (3,870)
                                   ------------    ------------    ------------    ------------
Net expenses                            279,851         292,969          61,885         248,928
                                   ------------    ------------    ------------    ------------
Net investment income                 1,247,070       1,344,786         368,785       1,088,931
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain on
Investments (Note 4):
Net realized gain on
investments                             376,349         450,817         131,039         201,474
Net unrealized appreciation
of investments                        1,143,070       1,465,562         386,269       1,291,809
                                   ------------    ------------    ------------    ------------
Net gain on investments               1,519,419       1,916,379         517,308       1,493,283
                                   ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations           $ 2,766,489     $ 3,261,165       $ 886,093     $ 2,582,214
                                   ============    ============    ============    ============



Statement of Operations (continued)
FIRST INVESTORS
Year Ended December 31, 2002

-------------------------------------------------------------------------------
                                       MULTI-STATE INSURED TAX FREE FUND
                                   --------------------------------------------
                                  MASSACHUSETTS        MICHIGAN       MINNESOTA
-------------------------------------------------------------------------------
Investment Income
Interest income                     $ 1,423,128     $ 2,232,375       $ 582,750
                                   ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                           212,898         319,146          87,550
Distribution plan expenses -
Class A                                  62,648         102,367          28,075
Distribution plan expenses -
Class B                                  33,273          16,061           4,432
Shareholder servicing costs              18,538          23,682           8,177
Professional fees                        17,470          22,259          10,869
Custodian fees                            4,639           7,046           2,330
Reports to shareholders                   2,607           3,276           1,213
Other expenses                            8,022          14,362           7,587
                                   ------------    ------------    ------------
Total expenses                          360,095         508,199         150,233
Less: Expenses waived or
assumed                                (105,987)       (106,382)        (74,614)
Custodian fees paid
indirectly                               (2,040)         (1,236)         (2,272)
                                   ------------    ------------    ------------
Net expenses                            252,068         400,581          73,347
                                   ------------    ------------    ------------
Net investment income                 1,171,060       1,831,794         509,403
                                   ------------    ------------    ------------
Realized and Unrealized Gain on
Investments (Note 4):
Net realized gain on
investments                             341,290         886,009          51,819
Net unrealized appreciation
of investments                        1,211,861       1,292,989         486,434
                                   ------------    ------------    ------------
Net gain on investments               1,553,151       2,178,998         538,253
                                   ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations           $ 2,724,211     $ 4,010,792     $ 1,047,656
                                   ============    ============    ============

See notes to financial statements




Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2002

---------------------------------------------------------------------------------------------------
                                                    MULTI-STATE INSURED TAX FREE FUND
                                   ----------------------------------------------------------------
                                       MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
---------------------------------------------------------------------------------------------------
Investment Income
Interest income                       $ 337,180     $ 3,466,392       $ 914,617     $ 1,144,165
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                            52,642         517,923         141,820         173,615
Distribution plan expenses -
Class A                                  13,976         158,707          41,032          53,254
Distribution plan expenses -
Class B                                  14,284          55,736          24,964          18,471
Shareholder servicing costs               4,730          37,596          11,980          16,821
Professional fees                         8,815          32,565          16,777          12,228
Custodian fees                            1,775          11,905           3,773           4,150
Reports to shareholders                     685           5,613           1,764           1,979
Other expenses                            5,299          20,442           8,751           8,673
                                   ------------    ------------    ------------    ------------
Total expenses                          102,206         840,487         250,861         289,191
Less: Expenses waived or
assumed                                 (47,633)       (138,113)        (88,078)       (100,308)
Custodian fees paid
indirectly                               (1,750)         (2,246)         (2,294)         (1,427)
                                   ------------    ------------    ------------    ------------
Net expenses                             52,823         700,128         160,489         187,456
                                   ------------    ------------    ------------    ------------
Net investment income                   284,357       2,766,264         754,128         956,709
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on
investments                              70,172       1,386,326          76,344         370,990
Net unrealized appreciation
of investments                          380,977       2,207,843       1,053,757       1,013,482
                                   ------------    ------------    ------------    ------------
Net gain on investments                 451,149       3,594,169       1,130,101       1,384,472
                                   ------------    ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations             $ 735,506     $ 6,360,433     $ 1,884,229     $ 2,341,181
                                   ============    ============    ============    ============



Statement of Operations (continued)
FIRST INVESTORS
Year Ended December 31, 2002

-------------------------------------------------------------------------------
                                       MULTI-STATE INSURED TAX FREE FUND
                                   --------------------------------------------
                                         OREGON    PENNSYLVANIA        VIRGINIA
-------------------------------------------------------------------------------
Investment Income
Interest income                     $ 1,075,271     $ 2,288,631     $ 1,870,568
                                   ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                           165,803         342,605         283,868
Distribution plan expenses -
Class A                                  49,670         107,089          90,202
Distribution plan expenses -
Class B                                  22,391          28,452          17,682
Shareholder servicing costs              16,116          27,057          19,436
Professional fees                        12,341          22,108          21,105
Custodian fees                            5,961           6,676           5,707
Reports to shareholders                   1,951           4,234           2,977
Other expenses                           10,059          14,069          15,341
                                   ------------    ------------    ------------
Total expenses                          284,292         552,290         456,318
Less: Expenses waived or
assumed                                 (99,400)       (114,201)       (115,630)
Custodian fees paid
indirectly                               (2,340)         (1,352)         (5,707)
                                   ------------    ------------    ------------
Net expenses                            182,552         436,737         334,981
                                   ------------    ------------    ------------
Net investment income                   892,719       1,851,894       1,535,587
                                   ------------    ------------    ------------
Realized and Unrealized Gain
on Investments (Note 4):
Net realized gain on
investments                             134,883         501,594         260,150
Net unrealized appreciation
of investments                        1,015,764       2,264,128       1,795,007
                                   ------------    ------------    ------------
Net gain on investments               1,150,647       2,765,722       2,055,157
                                   ------------    ------------    ------------
Net Increase in Net Assets
Resulting from Operations           $ 2,043,366     $ 4,617,616     $ 3,590,744
                                   ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------
                                             TAX EXEMPT               INSURED INTERMEDIATE
                                            MONEY MARKET                    TAX EXEMPT
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net
Assets From Operations
Net investment income              $    159,052    $    427,788    $    683,744    $    455,150
Net realized gain on
investments                                  --              --         604,163         288,393
Net unrealized appreciation
(depreciation) of investments                --              --       1,138,732        (234,178)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations               159,052         427,788       2,426,639         509,365
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (158,944)       (427,372)       (571,460)       (399,811)
Net investment income - Class B            (108)           (416)       (112,140)        (58,706)
Net realized gains - Class A                 --              --        (463,529)       (245,444)
Net realized gains - Class B                 --              --        (124,199)        (59,595)
                                   ------------    ------------    ------------    ------------
Total distributions                    (159,052)       (427,788)     (1,271,328)       (763,556)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            18,978,559      26,958,997      19,644,815       3,237,144
Reinvestment of distributions           157,242         423,921         833,329         518,475
Cost of shares redeemed             (20,912,136)    (24,750,651)     (3,145,703)     (1,341,484)
                                   ------------    ------------    ------------    ------------
                                     (1,776,335)      2,632,267      17,332,441       2,414,135
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               276,927          26,631       5,217,690       1,480,583
Reinvestment of distributions                97             303         175,566          97,241
Cost of shares redeemed                (242,635)       (137,160)       (386,537)       (340,726)
                                   ------------    ------------    ------------    ------------
                                         34,389        (110,226)      5,006,719       1,237,098
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                   (1,741,946)      2,522,041      22,339,160       3,651,233
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           (1,741,946)      2,522,041      23,494,471       3,397,042

Net Assets
Beginning of year                    20,215,047      17,693,006      13,972,310      10,575,268
                                   ------------    ------------    ------------    ------------
End of year+                       $ 18,473,101    $ 20,215,047    $ 37,466,781    $ 13,972,310
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $         --    $         --    $      1,659    $      1,515
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                 18,978,559      26,958,997       3,070,472         521,720
Issued for distributions
reinvested                              157,242         423,921         130,196          84,659
Redeemed                            (20,912,136)    (24,750,651)       (493,509)       (214,561)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding           (1,776,335)      2,632,267       2,707,159         391,818
                                   ============    ============    ============    ============
Class B:
Sold                                    276,927          26,631         814,473         237,001
Issued for distributions
reinvested                                   97             303          27,375          15,925
Redeemed                               (242,635)       (137,160)        (61,296)        (55,501)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding               34,389        (110,226)        780,552         197,425
                                   ============    ============    ============    ============



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                             INSURED                         INSURED
                                           TAX EXEMPT                     TAX EXEMPT II
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net
Assets From Operations
Net investment income              $ 38,970,201    $ 41,631,284    $  1,906,195    $    887,009
Net realized gain on
investments                          21,016,758       6,291,312       1,264,999         309,513
Net unrealized appreciation
(depreciation) of investments        28,203,587     (14,955,725)      2,727,714        (280,588)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations            88,190,546      32,966,871       5,898,908         915,934
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A     (39,291,166)    (42,395,031)     (1,687,917)       (853,283)
Net investment income - Class B        (198,815)       (194,855)       (214,770)        (33,765)
Net realized gains - Class A        (20,891,103)     (6,220,189)     (1,044,456)       (293,210)
Net realized gains - Class B           (126,755)        (36,313)       (206,576)        (29,740)
                                   ------------    ------------    ------------    ------------
Total distributions                 (60,507,839)    (48,846,388)     (3,153,719)     (1,209,998)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            14,106,539      17,448,328      39,358,290      16,285,111
Reinvestment of distributions        48,245,291      37,733,927       2,017,160         741,176
Cost of shares redeemed             (75,809,390)    (83,199,002)     (8,908,598)     (2,903,151)
                                   ------------    ------------    ------------    ------------
                                    (13,457,560)    (28,016,747)     32,466,852      14,123,136
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               278,885       1,320,376       9,579,331       3,456,675
Reinvestment of distributions           264,429         179,672         336,343          54,909
Cost of shares redeemed                (412,474)       (513,980)       (498,339)       (488,436)
                                   ------------    ------------    ------------    ------------
                                        130,840         986,068       9,417,335       3,023,148
                                   ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                  (13,326,720)    (27,030,679)     41,884,187      17,146,284
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           14,355,987     (42,910,196)     44,629,376      16,852,220

Net Assets
Beginning of year                   906,959,865     949,870,061      32,870,366      16,018,146
                                   ------------    ------------    ------------    ------------
End of year+                       $921,315,852    $906,959,865    $ 77,499,742    $ 32,870,366
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $     62,403    $    582,183    $      7,018    $      3,510
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                  1,345,899       1,677,213       2,613,808       1,115,276
Issued for distributions
reinvested                            4,611,858       3,643,289         133,156          51,233
Redeemed                             (7,253,694)     (7,988,154)       (590,645)       (199,796)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding           (1,295,937)     (2,667,652)      2,156,319         966,713
                                   ============    ============    ============    ============
Class B:
Sold                                     26,997         127,400         637,624         236,706
Issued for distributions
reinvested                               25,302          17,372          22,163           3,796
Redeemed                                (39,514)        (49,010)        (33,504)        (33,362)
                                   ------------    ------------    ------------    ------------
Net increase in
Class B shares outstanding               12,785          95,762         626,283         207,140
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                                  ---------------------------------
                                              NEW YORK
                                          INSURED TAX FREE                   ARIZONA
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income              $  7,712,610    $  7,477,048    $    827,774    $    789,117
Net realized gain on
investments                           5,804,131       1,303,301         228,591         129,305
Net unrealized appreciation
(depreciation)
of investments                        5,139,641      (3,362,030)        868,589        (171,056)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations            18,656,382       5,418,319       1,924,954         747,366
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (7,352,770)     (7,336,008)       (761,856)       (740,365)
Net investment income - Class B        (302,928)       (207,700)        (59,649)        (45,383)
Net realized gains - Class A         (5,057,151)             --        (177,997)             --
Net realized gains - Class B           (277,375)             --         (18,639)             --
                                   ------------    ------------    ------------    ------------
Total distributions                 (12,990,224)     (7,543,708)     (1,018,141)       (785,748)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            18,282,678      17,669,664       3,902,340       2,721,611
Reinvestment of distributions         9,454,350       5,278,369         522,594         367,610
Cost of shares redeemed             (18,135,155)    (16,831,232)     (1,759,394)     (1,188,785)
                                   ------------    ------------    ------------    ------------
                                      9,601,873       6,116,801       2,665,540       1,900,436
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             3,413,404       3,029,956         840,568         688,393
Reinvestment of distributions           488,082         155,091          50,519          28,729
Cost of shares redeemed                (826,546)       (620,123)       (341,139)        (50,271)
                                   ------------    ------------    ------------    ------------
                                      3,074,940       2,564,924         549,948         666,851
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                         12,676,813       8,681,725       3,215,488       2,567,287
                                   ------------    ------------    ------------    ------------
Net increase in net assets           18,342,971       6,556,336       4,122,301       2,528,905

Net Assets
Beginning of year                   178,942,369     172,386,033      18,136,842      15,607,937
                                   ------------    ------------    ------------    ------------
End of year+                       $197,285,340    $178,942,369    $ 22,259,143    $ 18,136,842
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $    107,782    $     50,870    $     11,716    $      5,447
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                  1,224,238       1,201,616         284,312         201,549
Issued for distributions
reinvested                              633,851         358,954          37,769          27,209
Redeemed                             (1,217,311)     (1,143,165)       (128,585)        (88,057)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                      640,778         417,405         193,496         140,701
                                   ============    ============    ============    ============
Class B:
Sold                                    229,807         206,358          60,936          51,243
Issued for distributions
reinvested                               32,725          10,547           3,647           2,124
Redeemed                                (54,936)        (42,063)        (24,855)         (3,661)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                      207,596         174,842          39,728          49,706
                                   ============    ============    ============    ============



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                               MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------

                                           CALIFORNIA                         COLORADO
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income              $    859,680    $    767,665    $    423,759    $    301,418
Net realized gain on
investments                             247,435          25,901          76,093          27,653
Net unrealized appreciation
(depreciation)
of investments                          965,543        (209,330)        500,224         (31,152)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             2,072,658         584,236       1,000,076         297,919
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (804,268)       (767,564)       (387,758)       (286,177)
Net investment income - Class B         (51,043)        (34,896)        (34,700)        (14,956)
Net realized gains - Class A           (205,781)        (40,891)        (59,552)         (7,509)
Net realized gains - Class B            (22,405)         (2,455)         (7,937)           (432)
                                   ------------    ------------    ------------    ------------
Total distributions                  (1,083,497)       (845,806)       (489,947)       (309,074)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             6,800,935       3,839,217       3,376,587       2,241,447
Reinvestment of distributions           591,012         466,627         270,252         168,601
Cost of shares redeemed              (2,527,409)     (1,376,622)     (1,351,915)       (267,858)
                                   ------------    ------------    ------------    ------------
                                      4,864,538       2,929,222       2,294,924       2,142,190
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,624,095         355,672       1,012,509         243,626
Reinvestment of distributions            37,096          14,789          37,378          11,477
Cost of shares redeemed                (246,242)           (223)       (176,741)       (135,944)
                                   ------------    ------------    ------------    ------------
                                      1,414,949         370,238         873,146         119,159
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          6,279,487       3,299,460       3,168,070       2,261,349
                                   ------------    ------------    ------------    ------------
Net increase in net assets            7,268,648       3,037,890       3,678,199       2,250,194

Net Assets
Beginning of year                    18,494,867      15,456,977       7,686,378       5,436,184
                                   ------------    ------------    ------------    ------------
End of year+                       $ 25,763,515    $ 18,494,867    $ 11,364,577    $  7,686,378
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $      4,369    $         --    $      3,706    $      2,405
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                    551,238         317,362         251,474         169,483
Issued for distributions
reinvested                               47,977          38,779          19,935          12,804
Redeemed                               (207,380)       (113,897)        (99,741)        (20,368)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                      391,835         242,244         171,668         161,919
                                   ============    ============    ============    ============
Class B:
Sold                                    131,503          29,379          75,318          18,560
Issued for distributions
reinvested                                3,002           1,227           2,753             872
Redeemed                                (20,452)           (18)         (12,873)        (10,184)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                      114,053          30,588          65,198           9,248
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ----------------------------------------------------------------
                                             CONNECTICUT                      FLORIDA
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $ 1,247,070     $ 1,122,759     $ 1,344,786     $ 1,258,805
Net realized gain on
investments                             376,349         212,290         450,817         332,077
Net unrealized appreciation
(depreciation) of investments         1,143,070        (354,466)      1,465,562        (426,184)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             2,766,489         980,583       3,261,165       1,164,698
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (1,108,108)       (957,184)     (1,273,775)     (1,224,986)
Net investment income - Class B        (166,043)       (142,939)        (57,559)        (46,946)
Net realized gains - Class A           (298,193)             --        (422,070)       (317,242)
Net realized gains - Class B            (60,519)             --         (28,830)        (14,856)
                                   ------------    ------------    ------------    ------------
Total distributions                  (1,632,863)     (1,100,123)     (1,782,234)     (1,604,030)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             8,267,518       3,778,779       6,538,967       5,912,984
Reinvestment of distributions         1,060,492         688,650       1,039,475         898,428
Cost of shares redeemed              (2,984,879)     (1,766,575)     (3,453,318)     (3,229,647)
                                   ------------    ------------    ------------    ------------
                                      6,343,131       2,700,854       4,125,124       3,581,765
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             2,316,714       1,014,443         909,926         604,481
Reinvestment of distributions           161,599          97,312          55,684          37,675
Cost of shares redeemed                (283,076)       (943,469)        (37,834)       (184,766)
                                   ------------    ------------    ------------    ------------
                                      2,195,237         168,286         927,776         457,390
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          8,538,368       2,869,140       5,052,900       4,039,155
                                   ------------    ------------    ------------    ------------
Net increase in net assets            9,671,994       2,749,600       6,531,831       3,599,823

Net Assets
Beginning of year                    26,240,789      23,491,189      30,346,018      26,746,195
                                   ------------    ------------    ------------    ------------
End of year+                       $ 35,912,783    $ 26,240,789    $ 36,877,849    $ 30,346,018
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $      5,607    $     32,688    $     13,452    $         --
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                    609,202         285,887         476,539         437,580
Issued for distributions
reinvested                               78,516          52,098          75,745          67,002
Redeemed                               (221,790)       (133,675)       (252,288)       (237,512)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                      465,928         204,310         299,996         267,070
                                   ============    ============    ============    ============
Class B:
Sold                                    170,813          76,636          66,089          44,712
Issued for distributions
reinvested                               11,959           7,363           4,050           2,811
Redeemed                                (20,942)        (71,525)         (2,739)        (13,678)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                      161,830          12,474          67,400          33,845
                                   ============    ============    ============    ============



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                               MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                             GEORGIA                          MARYLAND
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income               $   368,785     $   342,676    $  1,088,931    $    872,082
Net realized gain on
investments                             131,039          20,655         201,474          13,261
Net unrealized appreciation
(depreciation) of investments           386,269         (54,540)      1,291,809        (188,782)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations               886,093         308,791       2,582,214         696,561
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (327,720)       (321,810)       (912,310)       (729,265)
Net investment income - Class B         (39,470)        (22,444)       (167,706)       (144,713)
Net realized gains - Class A            (98,015)             --         (68,751)             --
Net realized gains - Class B            (18,087)             --         (14,982)             --
                                   ------------    ------------    ------------    ------------
Total distributions                    (483,292)       (344,254)     (1,163,749)       (873,978)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold               864,645       1,253,129      10,709,400       4,375,971
Reinvestment of distributions           340,377         214,972         587,940         485,130
Cost of shares redeemed                (672,078)       (284,845)     (1,997,872)     (1,543,794)
                                   ------------    ------------    ------------    ------------
                                        532,944       1,183,256       9,299,468       3,317,307
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               877,924         185,791       1,614,435       1,499,608
Reinvestment of distributions            43,540          22,023         127,141          95,301
Cost of shares redeemed                (160,693)        (41,051)       (339,689)       (411,061)
                                   ------------    ------------    ------------    ------------
                                        760,771         166,763       1,401,887       1,183,848
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          1,293,715       1,350,019      10,701,355       4,501,155
                                   ------------    ------------    ------------    ------------
Net increase in net assets            1,696,516       1,314,556      12,119,820       4,323,738

Net Assets
Beginning of year                     8,158,723       6,844,167      22,231,966      17,908,228
                                   ------------    ------------    ------------    ------------
End of year+                        $ 9,855,239     $ 8,158,723    $ 34,351,786    $ 22,231,966
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of                $     1,923     $       328    $     13,401    $      4,486
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                     62,433          93,719         771,193         321,709
Issued for distributions
reinvested                               24,815          16,096          42,298          35,697
Redeemed                                (49,402)        (21,338)       (144,071)       (114,013)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                       37,846          88,477         669,420         243,393
                                   ============    ============    ============    ============
Class B:
Sold                                     63,744          13,961         116,422         110,427
Issued for distributions
reinvested                                3,174           1,651           9,145           7,013
Redeemed                                (11,637)         (3,079)        (24,827)        (30,514)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       55,281          12,533         100,740          86,926
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------
                                                    MULTI-STATE INSURED TAX FREE FUND
                                   ----------------------------------------------------------------
                                            MASSACHUSETTS                    MICHIGAN
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net
Assets From Operations
Net investment income              $  1,171,060    $  1,159,532    $  1,831,794    $  1,758,441
Net realized gain on
investments                             341,290         140,403         886,009          19,707
Net unrealized appreciation
(depreciation) of investments         1,211,861        (300,295)      1,292,989        (325,083)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             2,724,211         999,640       4,010,792       1,453,065
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (1,058,097)     (1,078,978)     (1,735,045)     (1,753,062)
Net investment income - Class B        (113,731)        (85,836)        (56,208)        (49,056)
Net realized gains - Class A           (294,237)        (58,102)       (849,967)        (19,265)
Net realized gains - Class B            (44,120)         (6,542)        (35,722)           (721)
                                   ------------    ------------    ------------    ------------
Total distributions                  (1,510,185)     (1,229,458)     (2,676,942)     (1,822,104)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             2,472,698       3,251,123       4,923,454       4,711,908
Reinvestment of distributions         1,111,132         885,481       1,747,620       1,094,151
Cost of shares redeemed              (3,598,118)     (1,985,787)     (4,764,061)     (3,021,370)
                                   ------------    ------------    ------------    ------------
                                        (14,288)      2,150,817       1,907,013       2,784,689
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,232,296       1,256,523         372,969         391,117
Reinvestment of distributions           136,514          70,780          69,067          34,079
Cost of shares redeemed                (423,745)        (54,706)       (178,474)        (51,543)
                                   ------------    ------------    ------------    ------------
                                        945,065       1,272,597         263,562         373,653
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                            930,777       3,423,414       2,170,575       3,158,342
                                   ------------    ------------    ------------    ------------
Net increase in net assets            2,144,803       3,193,596       3,504,425       2,789,303

Net Assets
Beginning of year                    27,396,871      24,203,275      40,244,878      37,455,575
                                   ------------    ------------    ------------    ------------
End of year+                       $ 29,541,674    $ 27,396,871    $ 43,749,303    $ 40,244,878
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $      3,025    $      3,793    $     41,839    $      1,298
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                    201,907         271,797         379,099         368,102
Issued for distributions
reinvested                               91,121          74,138         134,292          85,381
Redeemed                               (297,357)       (166,597)       (363,438)       (235,619)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding               (4,329)        179,338         149,953         217,864
                                   ============    ============    ============    ============
Class B:
Sold                                    101,138         105,066          28,635          30,617
Issued for distributions
reinvested                               11,178           5,927           5,312           2,661
Redeemed                                (34,474)         (4,551)        (13,655)         (4,008)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       77,842         106,442          20,292          29,270
                                   ============    ============    ============    ============



Statement of Changes in Net Assets (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                             MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                             MINNESOTA                       MISSOURI
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net
Assets From Operations
Net investment income              $    509,403    $    466,924    $    284,357    $    210,238
Net realized gain (loss) on
investments                              51,819          22,921          70,172          (5,596)
Net unrealized appreciation
(depreciation) of investments           486,434         (71,964)        380,977         (37,755)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             1,047,656         417,881         735,506         166,887
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (494,136)       (462,745)       (236,678)       (187,902)
Net investment income - Class B         (15,590)         (7,400)        (49,620)        (21,011)
Net realized gains - Class A                 --              --              --              --
Net realized gains - Class B                 --              --              --              --
                                   ------------    ------------    ------------    ------------
Total distributions                    (509,726)       (470,145)       (286,298)       (208,913)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             1,749,762       2,019,702       2,138,978       1,640,580
Reinvestment of distributions           406,466         337,558         122,440          84,283
Cost of shares redeemed                (740,273)       (590,164)       (547,038)       (450,148)
                                   ------------    ------------    ------------    ------------
                                      1,415,955       1,767,096       1,714,380       1,274,715
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               560,200         132,885       1,312,609         463,250
Reinvestment of distributions            11,571           5,736          36,936          13,276
Cost of shares redeemed                      --            (588)        (65,115)             --
                                   ------------    ------------    ------------    ------------
                                        571,771         138,033       1,284,430         476,526
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          1,987,726       1,905,129       2,998,810       1,751,241
                                   ------------    ------------    ------------    ------------
Net increase in net assets            2,525,656       1,852,865       3,448,018       1,709,215

Net Assets
Beginning of year                    10,554,373       8,701,508       5,303,990       3,594,775
                                   ------------    ------------    ------------    ------------
End of year+                       $ 13,080,029    $ 10,554,373     $ 8,752,008     $ 5,303,990
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $      3,277    $      3,600     $       318     $     2,259
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                    147,601         173,696         161,528         126,432
Issued for distributions
reinvested                               34,336          28,998           9,192           6,500
Redeemed                                (62,644)        (50,861)        (41,256)        (34,507)
                                   ------------    ------------    ------------    ------------
Net increase in
Class A shares outstanding              119,293         151,833         129,464          98,425
                                   ============    ============    ============    ============
Class B:
Sold                                     46,651          11,555          99,611          35,632
Issued for distributions
reinvested                                  973             493           2,765           1,024
Redeemed                                     --            (51)          (4,944)             --
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       47,624          11,997          97,432          36,656
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------------------------------------------
                                                 MULTI-STATE INSURED TAX FREE FUND
                                   ----------------------------------------------------------------
                                            NEW JERSEY                    NORTH CAROLINA
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income              $  2,766,264    $  2,718,783    $    754,128    $    598,550
Net realized gain on
investments                           1,386,326         232,790          76,344          55,870
Net unrealized appreciation
(depreciation) of investments         2,207,843        (629,608)      1,053,757        (155,795)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             6,360,433       2,321,965       1,884,229         498,625
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (2,628,802)     (2,642,496)       (667,439)       (532,073)
Net investment income - Class B        (190,517)       (164,706)        (82,852)        (63,668)
Net realized gains - Class A         (1,262,352)       (170,802)             --              --
Net realized gains - Class B           (119,783)        (13,369)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                  (4,201,454)     (2,991,373)       (750,291)       (595,741)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             8,566,598      11,973,851       5,154,214       3,443,094
Reinvestment of distributions         2,812,328       1,860,836         485,130         375,147
Cost of shares redeemed              (8,564,519)     (6,942,609)     (1,467,437)     (1,140,575)
                                   ------------    ------------    ------------    ------------
                                      2,814,407       6,892,078       4,171,907       2,677,666
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,670,702       1,806,872       1,744,496         248,608
Reinvestment of distributions           248,494         141,387          63,969          39,147
Cost of shares redeemed                (618,837)       (993,435)        (41,162)         (1,010)
                                   ------------    ------------    ------------    ------------
                                      1,300,359         954,824       1,767,303         286,745
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          4,114,766       7,846,902       5,939,210       2,964,411
                                   ------------    ------------    ------------    ------------
Net increase in net assets            6,273,745       7,177,494       7,073,148       2,867,295

Net Assets
Beginning of year                    65,027,197      57,849,703      15,155,850      12,288,555
                                   ------------    ------------    ------------    ------------
End of year+                       $ 71,300,942    $ 65,027,197    $ 22,228,998    $ 15,155,850
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $     25,998    $     79,053    $      9,211    $      5,374
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                    641,286         907,709         392,201         267,712
Issued for distributions
reinvested                              210,525         141,323          36,558          28,998
Redeemed                               (640,321)       (527,061)       (109,391)        (88,393)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                      211,490         521,971         319,368         208,317
                                   ============    ============    ============    ============
Class B:
Sold                                    125,626         137,745         130,594          19,198
Issued for distributions
reinvested                               18,654          10,763           4,810           3,025
Redeemed                                (45,944)        (75,551)         (3,111)           (76)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       98,336          72,957         132,293          22,147
                                   ============    ============    ============    ============



Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                            MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                                OHIO                           OREGON
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations
Net investment income              $    956,709    $    934,747    $    892,719    $    799,850
Net realized gain on
investments                             370,990         181,908         134,883          43,652
Net unrealized appreciation
(depreciation) of investments         1,013,482        (325,289)      1,015,764        (168,922)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             2,341,181         791,366       2,043,366         674,580
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A        (888,092)       (902,780)       (827,447)       (734,872)
Net investment income - Class B         (62,987)        (44,984)        (76,197)        (54,024)
Net realized gains - Class A           (332,660)       (169,817)             --              --
Net realized gains - Class B            (37,974)        (12,253)             --              --
                                   ------------    ------------    ------------    ------------
Total distributions                  (1,321,713)     (1,129,834)       (903,644)       (788,896)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             2,816,788       1,977,886       5,539,804       3,379,807
Reinvestment of distributions           928,997         797,667         655,346         599,323
Cost of shares redeemed              (1,944,386)     (1,796,117)     (1,989,723)     (1,677,918)
                                   ------------    ------------    ------------    ------------
                                      1,801,399         979,436       4,205,427       2,301,212
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             1,116,682         547,935       1,581,506         490,654
Reinvestment of distributions            79,350          46,658          70,609          53,244
Cost of shares redeemed                (111,590)        (94,933)       (189,357)       (176,592)
                                   ------------    ------------    ------------    ------------
                                      1,084,442         499,660       1,462,758         367,306
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          2,885,841       1,479,096       5,668,185       2,668,518
                                   ------------    ------------    ------------    ------------
Net increase in net assets            3,905,309       1,140,628       6,807,907       2,554,202

Net Assets
Beginning of year                    21,440,018      20,299,390      18,925,245      16,371,043
                                   ------------    ------------    ------------    ------------
End of year+                       $ 25,345,327    $ 21,440,018    $ 25,733,152    $ 18,925,245
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $      5,829    $        199    $         29    $     10,954
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                    220,345         157,814         424,769         265,177
Issued for distributions
reinvested                               72,686          63,854          50,442          47,107
Redeemed                               (151,806)       (144,230)       (153,336)       (131,881)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                      141,225          77,438         321,875         180,403
                                   ============    ============    ============    ============
Class B:
Sold                                     86,682          43,381         120,789          38,734
Issued for distributions
reinvested                                6,198           3,736           5,436           4,188
Redeemed                                 (8,707)         (7,611)        (14,404)        (13,910)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       84,173          39,506         111,821          29,012
                                   ============    ============    ============    ============

See notes to financial statements




Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                            MULTI-STATE INSURED TAX FREE FUND
                                   ------------------------------------------------------------
                                            PENNSYLVANIA                    VIRGINIA
                                   ----------------------------    ----------------------------
Year Ended December 31                     2002            2001            2002            2001
------------------------------     ------------    ------------    ------------    ------------
Increase (Decrease) in Net
Assets From Operations
Net investment income              $  1,851,894    $  1,777,096    $  1,535,587    $  1,325,725
Net realized gain on
investments                             501,594         184,444         260,150         140,208
Net unrealized appreciation
(depreciation) of investments         2,264,128        (260,501)      1,795,007        (323,398)
                                   ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations             4,617,616       1,701,039       3,590,744       1,142,535
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (1,736,394)     (1,747,328)     (1,455,054)     (1,317,820)
Net investment income - Class B         (94,951)        (71,626)        (58,555)        (45,263)
Net realized gains - Class A           (414,823)       (226,379)       (223,991)       (156,127)
Net realized gains - Class B            (29,964)        (14,634)        (13,112)         (7,022)
                                   ------------    ------------    ------------    ------------
Total distributions                  (2,276,132)     (2,059,967)     (1,750,712)     (1,526,232)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold             6,142,481       5,933,413       9,201,782      10,557,194
Reinvestment of distributions         1,372,287       1,159,689         828,621         715,429
Cost of shares redeemed              (4,250,145)     (4,128,042)     (3,935,591)     (1,932,734)
                                   ------------    ------------    ------------    ------------
                                      3,264,623       2,965,060       6,094,812       9,339,889
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               840,555       1,495,637       1,066,567         672,638
Reinvestment of distributions            84,125          65,090          59,326          46,597
Cost of shares redeemed                (382,030)       (202,156)       (311,195)       (135,836)
                                   ------------    ------------    ------------    ------------
                                        542,650       1,358,571         814,698         583,399
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                          3,807,273       4,323,631       6,909,510       9,923,288
                                   ------------    ------------    ------------    ------------
Net increase in net assets            6,148,757       3,964,703       8,749,542       9,539,591

Net Assets
Beginning of year                    42,211,658      38,246,955      34,044,561      24,504,970
                                   ------------    ------------    ------------    ------------
End of year+                       $ 48,360,415    $ 42,211,658    $ 42,794,103    $ 34,044,561
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $     21,313    $        764    $     21,978    $         --
                                   ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                    461,283         454,021         690,943         809,551
Issued for distributions
reinvested                              102,353          88,719          62,035          54,880
Redeemed                               (318,503)       (316,371)       (296,954)       (147,337)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                      245,133         226,369         456,024         717,094
                                   ============    ============    ============    ============
Class B:
Sold                                     62,763         114,326          80,229          51,583
Issued for distributions
reinvested                                6,283           4,990           4,452           3,577
Redeemed                                (28,501)        (15,385)        (23,567)        (10,337)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                       40,545         103,931          61,114          44,823
                                   ============    ============    ============    ============

See notes to financial statements




Notes to Financial Statements
December 31, 2002

1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured and Multi-State Insured seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.



The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon prices provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Boards of Directors/Trustees. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2002, capital loss carryovers were as follows:

                                            Year Capital Loss
                                            Carryovers Expire
                                     ------------------------
Fund                Total              2007              2008
------            -------           -------           -------
Minnesota         $ 6,820           $ 6,201             $ 619
Missouri            5,913             5,913                --
North Carolina     39,327            12,824            26,503
Oregon              1,814             1,814                --



Notes to Financial Statements (continued)
December 31, 2002

C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2002, The Bank of New York, custodian for the Funds, has provided credits in the amount of $67,568 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At December 31, 2002, paid-in capital of The Tax-Exempt Money Market Fund amounted to $18,473,101. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class
B. Class A shares are sold with an initial sales charge of up to 5.75% (6.25% prior to 6/17/2002) of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class
A shares after eight years. Class A and Class B shares are subject to distribution plans and have different distribution fees as described in
Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 shares originally authorized, Tax-Exempt Money Market has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.



Notes to Financial Statements (continued)
December 31, 2002

4. Security Transactions--For the year ended December 31, 2002, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                 Cost of       Proceeds
Fund                           Purchases       of Sales
----------------------      ------------   ------------
Insured Intermediate        $ 56,412,902   $ 36,252,334
Insured Tax Exempt           262,189,651    295,365,745
Insured Tax Exempt II        114,964,069     76,736,226
New York Insured             136,763,896    130,369,494
Arizona                        9,123,221      5,477,338
California                    16,742,658     10,328,418
Colorado                       6,354,987      3,124,110
Connecticut                   23,056,277     15,462,021
Florida                       17,190,455     13,358,033
Georgia                        3,911,972      3,104,932
Maryland                      20,224,051      9,306,479
Massachusetts                  6,688,565      5,834,890
Michigan                      12,370,852     11,340,431
Minnesota                      4,634,048      3,122,192
Missouri                       6,047,599      3,094,121
New Jersey                    34,879,161     34,245,940
North Carolina                 7,688,696      2,412,325
Ohio                          11,123,336      8,923,059
Oregon                        12,296,383      6,893,769
Pennsylvania                  11,704,148     10,380,757
Virginia                      23,324,467     15,778,284



At December 31, 2002, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                           Gross          Gross          Net
                         Aggregate    Unrealized     Unrealized     Unrealized
Fund                          Cost  Appreciation   Depreciation   Appreciation
---------------------  -----------  ------------   ------------   ------------
Insured Intermediate   $35,081,427    $1,480,792            $--     $1,480,792
Insured Tax Exempt     802,061,465   108,108,407             --    108,108,407
Insured Tax Exempt II   72,169,297     3,837,253             --      3,837,253
New York Insured       178,677,495    16,597,549             --     16,597,549
Arizona                 20,872,349     1,782,138             --      1,782,138
California              24,001,038     2,453,199             --      2,453,199
Colorado                10,437,544       843,313             --        843,313
Connecticut             32,523,870     2,588,497             --      2,588,497
Florida                 32,879,878     3,163,846             --      3,163,846
Georgia                  8,784,760       859,934            536        859,398
Maryland                31,308,610     2,329,092             --      2,329,092
Massachusetts           26,480,056     2,635,205             --      2,635,205
Michigan                38,875,884     4,196,968             --      4,196,968
Minnesota               11,788,895       928,337             --        928,337
Missouri                 7,950,616       588,196             --        588,196
New Jersey              64,174,189     6,242,773             --      6,242,773
North Carolina          19,960,356     1,700,263             --      1,700,263
Ohio                    22,875,088     2,272,543             --      2,272,543
Oregon                  23,396,764     1,906,524             --      1,906,524
Pennsylvania            42,627,196     4,856,901             --      4,856,901
Virginia                38,770,216     3,263,356             --      3,263,356


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and /or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2002, total directors/trustees fees accrued by the Funds amounted to $44,470.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $750 million. The annual fee for the Tax-Exempt Money Market and Insured Intermediate is payable monthly,



Notes to Financial Statements (continued)
December 31, 2002

at the rate of .50% and .60%, respectively, of the Fund's average daily net assets. The annual fee for Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the year ended December 31, 2002, advisory fees accrued to FIMCO by the Funds were $12,110,686 of which $2,634,015 was waived. In addition, other expenses in the amount of $344,168 were assumed by FIMCO.

For the year ended December 31, 2002, FIC, as underwriter, received $3,463,221 in commissions from the sale of shares of the Funds after allowing $1,621,933 to other dealers. Shareholder servicing costs included $939,953 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. For the year ended December 31, 2002, total distribution plan fees accrued to FIC by the Funds amounted to $4,779,933. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.



6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2002 and 2001 were as follows:

                 Distributions Declared in 2002 from:            Distributions Declared in 2001 from:
                 ------------------------------------            ------------------------------------
                                            Long-Term                                       Long-Term
                    Tax-Exempt   Ordinary     Capital                Tax-Exempt   Ordinary    Capital
Fund                Income         Income        Gain         Total      Income     Income       Gain       Total
------              ------         ------      ------        ------      ------     ------     ------      ------
Insured
  Intermediate      $ 683,600    $239,614   $ 348,114   $ 1,271,328   $ 458,517  $ 217,189   $ 87,850   $ 763,556
Insured
  Tax Exempt       39,489,981     740,074  20,277,784    60,507,839  42,589,886  1,240,315  5,016,187  48,846,388
Insured
  Tax Exempt II     1,902,687     555,847     695,185     3,153,719     887,048    322,950         --   1,209,998
New York Insured    7,655,698          --   5,334,526    12,990,224   7,543,708         --         --   7,543,708
Arizona               821,505          --     196,636     1,018,141     785,748         --         --     785,748
California            855,311          --     228,186     1,083,497     802,460     43,346         --     845,806
Colorado              422,458          --      67,489       489,947     301,133         --      7,941     309,074
Connecticut         1,274,151          --     358,712     1,632,863   1,100,123         --         --   1,100,123
Florida             1,331,334      24,323     426,577     1,782,234   1,271,932    182,936    149,162   1,604,030
Georgia               367,190          --     116,102       483,292     344,254         --         --     344,254
Maryland            1,080,016          --      83,733     1,163,749     873,978         --         --     873,978
Massachusetts       1,171,828      18,423     319,934     1,510,185   1,164,814         --     64,644   1,229,458
Michigan            1,791,253          --     885,689     2,676,942   1,802,118         --     19,986   1,822,104
Minnesota             509,726          --          --       509,726     470,145         --         --     470,145
Missouri              286,298          --          --       286,298     208,913         --         --     208,913
New Jersey          2,819,319          --   1,382,135     4,201,454   2,807,202     93,998     90,173   2,991,373
North Carolina        750,291          --          --       750,291     595,741         --         --     595,741
Ohio                  951,079      45,636     324,998     1,321,713     947,764         --    182,070   1,129,834
Oregon                903,644          --          --       903,644     788,896         --         --     788,896
Pennsylvania        1,831,345          --     444,787     2,276,132   1,818,954     93,360    147,653   2,059,967
Virginia            1,513,609      24,993     212,110     1,750,712   1,363,083     28,925    134,224   1,526,232




Notes to Financial Statements (continued)
December 31, 2002

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                    Undistributed
                     Undistributed  Capital Gains
                        Tax-Exempt     or Capital                         Total
                          Ordinary          (Loss)    Unrealized  Distributable
Fund                        Income      Carryover   Appreciation       Earnings
------                      ------      ---------   ------------       --------

Insured Intermediate       $ 1,659           $ --    $ 1,480,792    $ 1,482,451
Insured Tax Exempt          62,403             --    108,108,407    108,170,810
Insured Tax Exempt II        7,018            841      3,837,253      3,845,112
New York Insured           107,782             --     16,597,549     16,705,331
Arizona                     11,716             --      1,782,138      1,793,854
California                   4,369          2,020      2,453,199      2,459,588
Colorado                     3,706             --        843,313        847,019
Connecticut                  5,607             --      2,588,497      2,594,104
Florida                     13,452             --      3,163,846      3,177,298
Georgia                      1,923             --        857,378        859,301
Maryland                    13,401             --      2,329,092      2,342,493
Massachusetts                3,025          2,933      2,635,205      2,641,163
Michigan                    41,839            320      4,196,968      4,239,127
Minnesota                    3,277         (6,820)       928,337        924,794
Missouri                       318         (5,913)       588,196        582,601
New Jersey                  25,998             --      6,242,773      6,268,771
North Carolina               9,211        (39,327)     1,700,263      1,670,147
Ohio                         5,829            356      2,272,543      2,278,728
Oregon                          29         (1,814)     1,884,094      1,882,309
Pennsylvania                21,313            266      4,856,901      4,878,480
Virginia                    21,978            271      3,263,356      3,285,605




This page intentionally left blank.




Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return,  ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1998            $ 1.00       $.027           $ --      $ .027       $.027        $ --          $.027
1999              1.00        .026             --        .026        .026          --           .026
2000              1.00        .034             --        .034        .034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002              1.00        .008             --        .008        .008          --           .008

Class B
-------
1998              1.00        .018             --        .018        .018          --           .018
1999              1.00        .018             --        .018        .018          --           .018
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1998            $ 5.93       $.288         $ .086      $ .374       $.294        $ --          $.294
1999              6.01        .231          (.200)       .031        .231          --           .231
2000              5.81        .254           .319        .573        .252        .031           .283
2001              6.10        .243           .049        .292        .245        .137           .382
2002              6.01        .208           .543        .751        .208        .103           .311

Class B
-------
1998              5.93        .226           .098        .324        .234          --           .234
1999              6.02        .173          (.202)      (.029)       .171          --           .171
2000              5.82        .208           .315        .523        .202        .031           .233
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1998            $10.45       $.475         $ .099      $ .574       $.474        $ --          $.474
1999             10.55        .515          (.889)      (.374)       .466          --           .466
2000              9.71        .468           .656       1.124        .504          --           .504
2001             10.33        .460          (.099)       .361        .470        .071           .541
2002             10.15        .446           .560       1.006        .452        .244           .696

Class B
-------
1998             10.45        .400           .096        .496        .396          --           .396
1999             10.55        .431          (.877)      (.446)       .394          --           .394
2000              9.71        .395           .657       1.052        .432          --           .432
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*      End of Year    Expenses     Income     Expenses       Income       Rate
                               Year       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1998                         $ 1.00      2.77          $ 16,310         .80       2.73         1.19         2.34        N/A
1999                           1.00      2.61            16,478         .80       2.58         1.20         2.18        N/A
2000                           1.00      3.43            17,553         .80       3.38         1.09         3.09        N/A
2001                           1.00      2.17            20,185         .80       2.10         0.88         2.02        N/A
2002                           1.00      0.81            18,409         .80       0.81         0.92         0.69        N/A

Class B
-------
1998                           1.00      1.78                 1        1.55       1.98         1.94         1.59        N/A
1999                           1.00      1.82                 1        1.55       1.83         1.95         1.43        N/A
2000                           1.00      2.66               140        1.55       2.63         1.84         2.34        N/A
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27        N/A
2002                           1.00      0.12                64        1.48       0.13         1.60         0.01        N/A
---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1998                         $ 6.01      6.47           $ 8,674         .50       4.80         1.20         4.10        163
1999                           5.81      0.51             8,263         .50       3.88         1.18         3.20        142
2000                           6.10     10.11             9,070         .67       4.32         1.11         3.88         76
2001                           6.01      4.82            11,298         .75       3.90         1.05         3.60        134
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168

Class B
-------
1998                           6.02      5.57             1,000        1.50       3.80         1.90         3.40        163
1999                           5.82     (0.50)            1,154        1.50       2.88         1.88         2.50        142
2000                           6.11      9.16             1,506        1.50       3.49         1.81         3.18         76
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1998                         $10.55      5.62        $1,118,898        1.11       4.51          N/A          N/A         19
1999                           9.71     (3.63)          958,668        1.12       5.03          N/A          N/A         31
2000                          10.33     11.93           945,502        1.09       4.69         1.12         4.66         27
2001                          10.15      3.51           901,699        1.05       4.43         1.10         4.38         32
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29

Class B
-------
1998                          10.55      4.83             3,878        1.83       3.79          N/A          N/A         19
1999                           9.71     (4.31)            4,290        1.85       4.30          N/A          N/A         31
2000                          10.33     11.12             4,368        1.82       3.96         1.85         3.93         27
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II ***
--------------------------
Class A
-------
1998            $14.41       $.660         $ .390      $1.050       $.660       $.240         $ .900
1999             14.56        .670          (.940)      (.270)       .650        .030           .680
2000             13.61        .668          1.120       1.788        .681        .417          1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002             14.33        .549          1.191       1.740        .548        .252           .800

Class B
-------
2000**           14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1998            $14.86       $.674         $ .137      $ .811       $.676       $.145          $.821
1999             14.85        .718         (1.249)      (.531)       .659          --           .659
2000             13.66        .646          1.000       1.646        .696          --           .696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002             14.44        .614           .869       1.483        .610        .413          1.023

Class B
-------
1998             14.86        .569           .134        .703        .568        .145           .713
1999             14.85        .618         (1.250)      (.632)       .558          --           .558
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1998            $13.46       $.657         $ .155      $ .812       $.652        $ --          $.652
1999             13.62        .707          (.955)      (.248)       .662          --           .662
2000             12.71        .644           .698       1.342        .692          --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002             13.35        .574           .752       1.326        .571        .125           .696

Class B
-------
1998             13.45        .549           .155        .704        .544          --           .544
1999             13.61        .603          (.948)      (.345)       .555          --           .555
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*      End of Year    Expenses     Income     Expenses       Income       Rate
                               Year       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II ***
--------------------------
Class A
-------
1998                         $14.56      7.39          $ 16,909         .80       4.50         1.73         3.57        172
1999                          13.61     (1.92)           15,842         .80       4.72         1.73         3.79        205
2000                          14.30     13.50            15,966         .80       4.78         1.78         3.80        167
2001                          14.33      5.43            29,851        1.00       4.03         1.52         3.51        190
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147

Class B
-------
2000**                        14.30       .89                52        1.31+      4.18+        2.84+        2.65+       167
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1998                         $14.85      5.59          $187,544        1.12       4.54         1.22         4.44         44
1999                          13.66     (3.67)          164,622        1.09       4.99         1.21         4.87         55
2000                          14.61     12.41           167,877        1.06       4.62         1.20         4.48         20
2001                          14.44      3.14           171,962        1.01       4.22         1.16         4.07         48
2002                          14.90     10.45           186,992        0.99       4.11         1.14         3.96         70

Class B
-------
1998                          14.85      4.84             5,271        1.82       3.84         1.92         3.74         44
1999                          13.66     (4.34)            4,734        1.79       4.29         1.91         4.17         55
2000                          14.61     11.65             4,509        1.76       3.92         1.90         3.78         20
2001                          14.44      2.40             6,981        1.74       3.49         1.89         3.34         48
2002                          14.89      9.59            10,293        1.74       3.36         1.89         3.21         70
---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1998                         $13.62      6.17          $ 10,873         .50       4.88         1.13         4.25         50
1999                          12.71     (1.88)           11,746         .50       5.37         1.15         4.72         62
2000                          13.36     10.89            14,785         .60       5.01         1.12         4.49         42
2001                          13.35      4.56            16,652         .65       4.55         1.20         4.00         36
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28

Class B
-------
1998                          13.61      5.33               489        1.30       4.08         1.93         3.45         50
1999                          12.71     (2.60)              508        1.30       4.57         1.95         3.92         62
2000                          13.35      9.94               823        1.40       4.21         1.92         3.69         42
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1998            $12.12       $.558         $ .190      $ .748       $.554       $.114          $.668
1999             12.20        .609          (.952)      (.343)       .558        .019           .577
2000             11.28        .571           .916       1.487        .600        .157           .757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002             11.86        .507           .719       1.226        .505        .111           .616

Class B
-------
1998             12.12        .458           .184        .642        .458        .114           .572
1999             12.19        .511          (.949)      (.438)       .463        .019           .482
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1998            $12.99       $.644         $ .152      $ .796       $.636        $ --          $.636
1999             13.15        .634          (.907)      (.273)       .637          --           .637
2000             12.24        .640           .752       1.392        .642          --           .642
2001             12.99        .619           .055        .674        .620        .014           .634
2002             13.03        .575           .801       1.376        .574        .082           .656

Class B
-------
1998             12.98        .538           .160        .698        .528          --           .528
1999             13.15        .534          (.914)      (.380)       .530          --           .530
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1998            $13.17       $.607         $ .186      $ .793       $.603        $ --          $.603
1999             13.36        .651          (.902)      (.251)       .619          --           .619
2000             12.49        .615           .653       1.268        .648          --           .648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002             13.07        .564           .701       1.265        .577        .138           .715

Class B
-------
1998             13.17        .500           .176        .676        .496          --           .496
1999             13.35        .552          (.901)      (.349)       .511          --           .511
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*      End of Year    Expenses     Income     Expenses       Income       Rate
                               Year       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1998                         $12.20      6.31           $14,614         .80       4.59         1.17         4.22         79
1999                          11.28     (2.88)           13,383         .80       5.15         1.17         4.79         49
2000                          12.01     13.56            14,765         .70       4.94         1.08         4.56         50
2001                          11.86      3.78            17,449         .65       4.52         1.14         4.03         36
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51

Class B
-------
1998                          12.19      5.40               479        1.60       3.79         1.97         3.42         79
1999                          11.27     (3.67)              483        1.60       4.35         1.97         3.99         49
2000                          12.01     12.74               692        1.50       4.14         1.88         3.76         50
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1998                         $13.15      6.27           $ 3,571         .40       4.96         1.26         4.10         25
1999                          12.24     (2.15)            4,068         .47       4.99         1.28         4.18         40
2000                          12.99     11.71             5,139         .50       5.14         1.29         4.35         46
2001                          13.03      5.24             7,268         .50       4.70         1.15         4.05         61
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32

Class B
-------
1998                          13.15      5.48               374        1.20       4.16         2.06         3.30         25
1999                          12.24     (2.96)              372        1.27       4.19         2.08         3.38         40
2000                          12.98     10.78               297        1.30       4.34         2.09         3.55         46
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1998                         $13.36      6.15           $17,434         .80       4.58         1.16         4.22         25
1999                          12.49     (1.93)           17,903         .80       5.04         1.15         4.69         47
2000                          13.11     10.45            19,952         .80       5.40         1.14         5.06         18
2001                          13.07      4.26            22,552         .80       4.57         1.19         4.18         33
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52

Class B
-------
1998                          13.35      5.22             3,484        1.60       3.78         1.96         3.42         25
1999                          12.49     (2.67)            3,205        1.60       4.24         1.95         3.89         47
2000                          13.11      9.58             3,539        1.60       4.60         1.94         4.26         18
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1998            $13.62       $.616         $ .195      $ .811       $.613       $.068          $.681
1999             13.75        .679         (1.074)      (.395)       .625          --           .625
2000             12.73        .621           .812       1.433        .672        .111           .783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002             13.20        .563           .796       1.359        .558        .171           .729

Class B
-------
1998             13.63        .507           .186        .693        .505        .068           .573
1999             13.75        .572         (1.065)      (.493)       .517          --           .517
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1998            $13.13       $.645         $ .135      $ .780       $.640        $ --          $.640
1999             13.27        .633         (1.025)      (.392)       .638          --           .638
2000             12.24        .632           .988       1.620        .630          --           .630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002             13.20        .581           .823       1.404        .579        .165           .744

Class B
-------
1998             13.11        .539           .133        .672        .532          --           .532
1999             13.25        .540         (1.029)      (.489)       .531          --           .531
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1998            $13.43       $.651         $ .186      $ .837       $.647        $ --          $.647
1999             13.62        .658          (.994)      (.336)       .654          --           .654
2000             12.63        .626           .854       1.480        .630          --           .630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002             13.40        .558           .773       1.331        .556        .035           .591

Class B
-------
1998             13.43        .543           .186        .729        .539          --           .539
1999             13.62        .551          (.995)      (.444)       .546          --           .546
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1998                         $13.75      6.09           $25,873         .80        4.50        1.10        4.20          44
1999                          12.73     (2.93)           23,729         .80        5.12        1.12        4.80          68
2000                          13.38     11.61            25,823         .80        4.81        1.12        4.49          59
2001                          13.20      4.25            28,990         .80        4.38        1.17        4.01          73
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42

Class B
-------
1998                          13.75      5.19               858        1.60        3.70        1.90        3.40          44
1999                          12.74     (3.65)              789        1.60        4.32        1.92        4.00          68
2000                          13.38     10.67               923        1.60        4.01        1.92        3.69          59
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1998                         $13.27      6.08           $ 3,162         .40        4.92        1.20        4.12          36
1999                          12.24     (3.04)            5,527         .48        4.99        1.19        4.28          57
2000                          13.23     13.61             6,278         .50        5.03        1.10        4.43          40
2001                          13.20      4.52             7,429         .50        4.64        1.13        4.01          37
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36

Class B
-------
1998                          13.25      5.23               250        1.20        4.12        2.00        3.32          36
1999                          12.23     (3.78)              296        1.28        4.19        1.99        3.48          57
2000                          13.22     12.76               566        1.30        4.23        1.90        3.63          40
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1998                         $13.62      6.38           $11,280         .50        4.84        1.16        4.18          33
1999                          12.63     (2.54)           12,579         .50        5.00        1.15        4.35          44
2000                          13.48     12.05            14,580         .60        4.86        1.14        4.32          35
2001                          13.40      3.95            17,758         .65        4.46        1.17        3.94          33
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35

Class B
-------
1998                          13.62      5.54             2,215        1.30        4.04        1.96        3.38          33
1999                          12.63     (3.33)            2,718        1.30        4.20        1.95        3.55          44
2000                          13.48     11.17             3,328        1.40        4.06        1.94        3.52          35
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1998            $12.20       $.586         $ .049      $ .635       $.578       $.237          $.815
1999             12.02        .609          (.887)      (.278)       .572          --           .572
2000             11.17        .559           .721       1.280        .600          --           .600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002             11.77        .512           .674       1.186        .513        .143           .656

Class B
-------
1998             12.19        .488           .061        .549        .482        .237           .719
1999             12.02        .520          (.894)      (.374)       .476          --           .476
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1998            $13.06       $.591         $ .124      $ .715       $.589       $.096          $.685
1999             13.09        .603          (.938)      (.335)       .595          --           .595
2000             12.16        .612           .683       1.295        .606        .119           .725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002             12.62        .563           .668       1.231        .551        .270           .821

Class B
-------
1998             13.05        .484           .123        .607        .481        .096           .577
1999             13.08        .502          (.930)      (.428)       .492          --           .492
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1998            $11.63       $.592         $ .116      $ .708       $.588        $ --          $.588
1999             11.75        .597          (.785)      (.188)       .582          --           .582
2000             10.98        .581           .600       1.181        .591          --           .591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002             11.52        .520           .561       1.081        .521          --           .521

Class B
-------
1998             11.63        .498           .114        .612        .492          --           .492
1999             11.75        .499          (.781)      (.282)       .488          --           .488
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1998                         $12.02      5.33           $22,421         .80        4.82        1.15        4.47          49
1999                          11.17     (2.39)           20,507         .80        5.20        1.15        4.85          32
2000                          11.85     11.83            22,674         .80        4.95        1.16        4.59          38
2001                          11.77      4.15            24,626         .80        4.50        1.18        4.12          45
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21

Class B
-------
1998                          12.02      4.60             1,426        1.60        4.02        1.95        3.67          49
1999                          11.17     (3.19)            1,177        1.60        4.40        1.95        4.05          32
2000                          11.85     10.95             1,530        1.60        4.15        1.96        3.79          38
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1998                         $13.09      5.60           $39,061         .89        4.51        1.13        4.27          20
1999                          12.16     (2.63)           36,506         .87        4.74        1.12        4.49          21
2000                          12.73     10.96            36,367         .87        4.94        1.12        4.69          23
2001                          12.62      3.89            38,797         .86        2.49        1.16        2.19          22
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27

Class B
-------
1998                          13.08      4.73             1,032        1.69        3.71        1.93        3.47          20
1999                          12.16     (3.34)              895        1.67        3.94        1.92        3.69          21
2000                          12.72     10.03             1,088        1.67        4.14        1.92        3.89          23
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1998                         $11.75      6.23           $ 8,346         .50        5.08        1.23        4.35          22
1999                          10.98     (1.65)            8,363         .50        5.26        1.25        4.51          23
2000                          11.57     11.08             8,606         .50        5.21        1.15        4.56          32
2001                          11.52      4.47            10,321         .50        4.77        1.15        4.12          27
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28

Class B
-------
1998                          11.75      5.37                47        1.30        4.28        2.03        3.55          22
1999                          10.98     (2.46)               83        1.30        4.46        2.05        3.71          23
2000                          11.57     10.24                96        1.30        4.41        1.95        3.76          32
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1998            $12.78       $.634         $ .188      $ .822       $.632        $ --          $.632
1999             12.97        .650          (.904)      (.254)       .626          --           .626
2000             12.09        .618           .814       1.432        .642          --           .642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002             12.81        .559           .844       1.403        .563          --           .563

Class B
-------
1998             12.78        .528           .187        .715        .525          --           .525
1999             12.97        .553          (.905)      (.352)       .518          --           .518
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1998            $13.30       $.606          $.153      $ .759       $.607       $.142          $.749
1999             13.31        .653          (.919)      (.266)       .594          --           .594
2000             12.45        .609           .650       1.259        .629          --           .629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002             12.96        .543           .694       1.237        .553        .264           .817

Class B
-------
1998             13.28        .498           .153        .651        .499        .142           .641
1999             13.29        .537          (.909)      (.372)       .488          --           .488
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1998            $12.66       $.593          $.239      $ .832       $.592        $ --          $.592
1999             12.90        .606          (.900)      (.294)       .596          --           .596
2000             12.01        .595           .859       1.454        .604          --           .604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002             12.78        .541           .788       1.329        .539          --           .539

Class B
-------
1998             12.66        .491           .233        .724        .484          --           .484
1999             12.90        .490          (.891)      (.401)       .489          --           .489
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1998                         $12.97      6.59           $ 2,087         .40        4.97        1.30        4.07          17
1999                          12.09     (2.02)            2,471         .47        5.20        1.50        4.17          66
2000                          12.88     12.21             3,344         .50        5.04        1.39        4.15          35
2001                          12.81      4.17             4,585         .50        4.65        1.16        3.99          29
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45

Class B
-------
1998                          12.97      5.71               172        1.20        4.17        2.10        3.27          17
1999                          12.10     (2.78)              210        1.27        4.40        2.30        3.37          66
2000                          12.88     11.30               251        1.30        4.24        2.19        3.35          35
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1998                         $13.31      5.84          $ 60,585         .97        4.53        1.11        4.39          27
1999                          12.45     (2.05)           52,846         .97        5.02        1.12        4.87          52
2000                          13.08     10.41            54,051         .97        4.80        1.12        4.65          41
2001                          12.96      4.06            60,321         .96        4.47        1.16        4.27          37
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51

Class B
-------
1998                          13.29      5.00             2,562        1.77        3.73        1.91        3.59          27
1999                          12.43     (2.85)            3,338        1.77        4.22        1.92        4.07          52
2000                          13.05      9.51             3,799        1.77        4.00        1.92        3.85          41
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1998                         $12.90      6.72           $ 8,297         .40        4.68        1.13        3.95          54
1999                          12.01     (2.35)            8,978         .48        4.84        1.24        4.08          47
2000                          12.86     12.45            10,723         .50        4.86        1.13        4.23          42
2001                          12.78      3.94            13,316         .65        4.50        1.20        3.95          51
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13

Class B
-------
1998                          12.90      5.83               246        1.20        3.88        1.93        3.15          54
1999                          12.01     (3.18)              596        1.28        4.04        2.04        3.28          47
2000                          12.87     11.63             1,566        1.30        4.06        1.93        3.43          42
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1998            $12.71       $.614         $ .040      $ .654       $.597       $.067          $.664
1999             12.70        .636          (.853)      (.217)       .603          --           .603
2000             11.88        .594           .710       1.304        .636        .088           .724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002             12.28        .534           .768       1.302        .531        .191           .722

Class B
-------
1998             12.70        .495           .061        .556        .489        .067           .556
1999             12.70        .529          (.850)      (.321)       .499          --           .499
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1998            $12.58       $.582         $ .191      $ .773       $.583        $ --          $.583
1999             12.77        .585          (.828)      (.243)       .577          --           .577
2000             11.95        .593           .689       1.282        .602          --           .602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002             12.57        .533           .707       1.240        .540          --           .540

Class B
-------
1998             12.56        .480           .204        .684        .484          --           .484
1999             12.76        .489          (.846)      (.357)       .473          --           .473
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1998            $13.28       $.642         $ .038      $ .680       $.605       $.095          $.700
1999             13.26        .606          (.893)      (.287)       .613          --           .613
2000             12.36        .615           .740       1.355        .631        .114           .745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002             12.88        .547           .810       1.357        .541        .126           .667

Class B
-------
1998             13.27        .533           .039        .572        .497        .095           .592
1999             13.25        .498          (.890)      (.392)       .508          --           .508
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1998                         $12.70      5.26           $19,767         .80        4.83        1.19        4.44          34
1999                          11.88     (1.77)           18,574         .80        5.15        1.17        4.78          48
2000                          12.46     11.32            19,327         .80        4.92        1.15        4.57          35
2001                          12.28      4.05            19,996         .80        4.51        1.18        4.13          40
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40

Class B
-------
1998                          12.70      4.46               403        1.60        4.03        1.99        3.64          34
1999                          11.88     (2.59)              640        1.60        4.35        1.97        3.98          48
2000                          12.47     10.53               972        1.60        4.12        1.95        3.77          35
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1998                         $12.77      6.29           $13,038         .50        4.62        1.20        3.92          27
1999                          11.95     (1.95)           12,389         .50        4.72        1.21        4.01          33
2000                          12.63     11.04            15,145         .60        4.89        1.22        4.27          37
2001                          12.57      4.05            17,341         .65        4.50        1.20        3.95          37
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32

Class B
-------
1998                          12.76      5.55             1,040        1.30        3.82        2.00        3.12          27
1999                          11.93     (2.85)            1,096        1.30        3.92        2.01        3.21          33
2000                          12.61     10.18             1,226        1.40        4.09        2.02        3.47          37
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1998                         $13.26      5.23           $40,774         .86        4.81        1.10        4.57          26
1999                          12.36     (2.24)           36,737         .86        4.69        1.11        4.44          36
2000                          12.97     11.29            37,012         .87        4.88        1.12        4.63          40
2001                          12.88      4.47            39,649         .86        4.39        1.16        4.09          35
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23

Class B
-------
1998                          13.25      4.39             2,048        1.66        4.01        1.90        3.77          26
1999                          12.35     (3.03)            1,936        1.66        3.89        1.91        3.64          36
2000                          12.96     10.44             1,235        1.67        4.08        1.92        3.83          40
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
---------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1998            $13.22       $.612         $ .123      $ .735       $.603       $.092          $.695
1999             13.26        .629          (.967)      (.338)       .612          --           .612
2000             12.31        .628           .745       1.373        .636        .047           .683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002             12.86        .543           .738       1.281        .536        .075           .611
---------------------------------------------------------------------------------------------------------------------------
Class B
-------
1998             13.21        .505           .112        .617        .495        .092           .587
1999             13.24        .537          (.982)      (.445)       .505          --           .505
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1998                         $13.26      5.69           $23,423         .80        4.62        1.14        4.28          26
1999                          12.31     (2.62)           21,008         .80        4.90        1.17        4.53          36
2000                          13.00     11.46            23,606         .80        5.01        1.15        4.66          34
2001                          12.86      4.04            32,580         .80        4.44        1.17        4.07          36
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
---------------------------------------------------------------------------------------------------------------------------
Class B
-------
1998                          13.24      4.76             1,484        1.60        3.82        1.94        3.48          26
1999                          12.29     (3.44)            1,059        1.60        4.10        1.97        3.73          36
2000                          12.98     10.64               899        1.60        4.21        1.95        3.86          34
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

*** Prior to December 18, 2000, known as Executive Investors Insured
    Tax Exempt Fund

  + Annualized

 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements.




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2002, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                 Tait, Weller & Baker
Philadelphia, Pennsylvania
February 3, 2003



This page intentionally left blank.




FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers*

                         Position(s)
                         Held with                Principal                Number of      Other
                         Funds and                Occupation(s)            Portfolios in  Trusteeships
                         Length of                During Past              Fund Complex   Directorships
Name, Age and Address    Service                  5 Years                  Overseen       Held
---------------------    -------                  ------                   --------       ----

DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol 70      Director/Trustee         None/Retired             50             None
263 Woodland Road        since 6/30/00
Madison, NJ 07940

Rex R. Reed 80           Director/Trustee         None/Retired             50             None
259 Governors Drive      since 3/31/84
Kiawah Island, SC 29455

Herbert Rubinstein 81    Director/Trustee         None/Retired             50             None
695 Charolais Circle     since 9/20/79
Edwards, CO 81632

James M. Srygley 70      Director/Trustee         Owner                    50             None
39 Hampton Road          since 1/19/95            Hampton
Chatham, NJ 07928                                 Properties

Robert F. Wentworth 73   Director/Trustee         None/Retired             50             None
217 Upland Downs Road    since 10/15/92
Manchester Center, VT
05255



                         Position(s)
                         Held with                Principal                Number of      Other
                         Funds and                Occupation(s)            Portfolios in  Trusteeships
                         Length of                During Past              Fund Complex   Directorships
Name, Age and Address    Service                  5 Years                  Overseen       Held
---------------------    -------                  ------                   --------       ----
INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head 77         Director/Trustee         Chairman of              50             None
c/o First Investors      since 1968               First Investors
Management Company, Inc.                          Corporation,
95 Wall Street                                    Chairman of
New York, NY 10005                                First Investors
                                                  Consolidated
                                                  Corporation,
                                                  Chairman of
                                                  First Investors
                                                  Management
                                                  Company, Inc.,
                                                  Chairman of
                                                  Administrative Data
                                                  Management Corp.,
                                                  and officer of
                                                  other affiliated
                                                  companies***

Kathryn S. Head 47       Director/Trustee         Vice President           50             None
c/o First Investors      since 3/17/94            of First Investors
Management Company, Inc.                          Corporation,
581 Main Street          President                President of
Woodbridge, NJ 07095     since 11/15/01           First Investors
                                                  Consolidated
                                                  Corporation,
                                                  President of
                                                  First Investors
                                                  Management
                                                  Company, Inc.,
                                                  President of
                                                  Administrative Data
                                                  Management Corp.,
                                                  Chairman of
                                                  First Investors
                                                  Federal Savings
                                                  Bank and
                                                  officer of
                                                  other affiliated
                                                  companies***




FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers* (continued)

                         Position(s)
                         Held with                Principal                Number of      Other
                         Funds and                Occupation(s)            Portfolios in  Trusteeships
                         Length of                During Past              Fund Complex   Directorships
Name, Age and Address    Service                  5 Years                  Overseen       Held
---------------------    -------                  ------                   --------       ----
INTERESTED DIRECTORS/TRUSTEES** (continued)

Larry R. Lavoie 55       Director/Trustee         General Counsel          50             None
c/o First Investors      since 9/17/98            First Investors
Management Company, Inc.                          Corporation
95 Wall Street                                    and other
New York, NY 10005                                affiliated
                                                  companies***

John T. Sullivan 70      Director/Trustee         Of Counsel               50             None
c/o First Investors      since 9/20/79            Hawkins,
Management Company, Inc.                          Delafield &
95 Wall Street                                    Wood; Director
New York, NY 10005                                and Chairman
                                                  of Executive
                                                  Committee of
                                                  First Investors
                                                  Corporation

  * Each Trustee/Director serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested trustees/directors because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds. Ms. Head is an officer of the Funds and the daughter of Mr. Head.
    Mr. Lavoie is an interested trustee/director of the Funds because he is an officer of the adviser and principal underwriter of the Funds. Mr.
    Sullivan is an interested trustee/director because he is a director and Chairman of the Executive Committee of First Investors Corporation.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, School Financial Management Services, Inc.,
    First Investors Federal Savings Bank, First Investors Credit Corporation and First Investors Resources, Inc.




                         Position(s)
                         Held with                Principal                Number of      Other
                         Funds and                Occupation(s)            Portfolios in  Trusteeships
                         Length of                During Past              Fund Complex   Directorships
Name, Age and Address    Service                  5 Years                  Overseen       Held
---------------------    -------                  ------                   --------       ----

OFFICER(S) WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek 45     Treasurer                Treasurer                50             None
c/o First Investors      since 1988               and Principal
Management Company, Inc.                          Accounting Officer
581 Main Street
Woodbridge, NJ 07095

Concetta Durso 71        Vice President           Vice President of        50             None
c/o First Investors      and Secretary            First Investors
Management Company, Inc. since 1984               Management
95 Wall Street                                    Company, Inc.
New York, NY 10005                                and Secretary
                                                  of the
                                                  First Investors
                                                  Family of
                                                  Funds

Michael J. O'Keefe 37    Vice President           Portfolio Manager        3              None
c/o First Investors      since 1996               of First Investors
Management Company, Inc.                          Management
95 Wall Street                                    Company, Inc.
New York, NY 10005

Clark D. Wagner 43       Vice President           Director of              21             None
c/o First Investors      since 1991               Fixed Income
Management Company, Inc.                          (previously Chief
95 Wall Street                                    Investment Officer)
New York, NY 10005                                of First Investors
                                                  Management
                                                  Company, Inc.



FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders must be accompanied or preceded by the Funds' prospectus.